UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23449

Mutual of America Variable Insurance Portfolios, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

Chris W. Festog

Chairman of the Board, President, Chief Executive Officer and Principal Executive Officer

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2022

Annual Reports of Mutual of America Variable Insurance Portfolios

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

We are pleased to present the Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) Annual Report. The Investment Company’s Portfolios launched on January 24, 2020. This Report includes important information regarding the performance and financial position of the Investment Company’s Portfolios for the year ended December 31, 2022.

Following a year of post-pandemic stimulus and economic recovery, 2022 was characterized by volatility across financial markets and persistently high inflation.

Key factors driving these included the Federal Reserve’s (Fed) aggressive interest rate hikes, tight labor markets, strong consumer demand, lingering supply-chain issues and the ongoing war between Russia and the Ukraine.

Given this uncertainty, most stocks struggled during 2022. The S&P 500® Index fell 18.1% during 2022 and the Nasdaq® fell 32.5%. Bond prices, which had been in a prolonged bull market since the early 1980’s, reversed in 2021 and continued slumping in 2022. For the year, the Bloomberg US Aggregate Bond Index fell 13.0%.

In June of 2022, inflation rose to 9.1%, the highest rate in more than 40 years. The Fed approved seven interest rate hikes in 2022 to combat inflation, including four consecutive increases of 0.75%, and ended the year with a target rate of around 4.25% to 4.50%. Against this backdrop, critical segments of the economy began to slow.

Higher interest rates continue to work their way through the economy, softening the housing and auto markets, and prices of non-food-related commodities. Inflation continues at levels not seen in decades, and food prices and labor costs remain high. The Fed will likely continue raising interest rates to slow the economy, creating tighter financial conditions to reduce consumer demand, while hoping to avoid a recession. We do believe the Fed will stop, or pause, raising rates in 2023, which would be a good backdrop for stocks and bonds to improve.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Portfolios is reflected below:

Total Returns — Year Ended December 31, 2022

Equity Index Portfolio	-18.06%
All America Portfolio	-17.73%
Small Cap Value Portfolio	- 9.81%
Small Cap Growth Portfolio	-28.27%
Small Cap Equity Index Portfolio	-16.30%
Mid Cap Value Portfolio	-10.70%
Mid-Cap Equity Index Portfolio	-13.19%
International Portfolio	-10.59%
Retirement Income Portfolio	-11.01%
2015 Retirement Portfolio	-11.72%
2020 Retirement Portfolio	-12.83%
2025 Retirement Portfolio	-13.64%
2030 Retirement Portfolio	-14.54%
2035 Retirement Portfolio	-15.10%
2040 Retirement Portfolio	-15.48%
2045 Retirement Portfolio	-15.34%
2050 Retirement Portfolio	-15.36%
2055 Retirement Portfolio	-15.30%
2060 Retirement Portfolio	-14.94%
Conservative Allocation Portfolio	-12.32%
Moderate Allocation Portfolio	-13.88%
Aggressive Allocation Portfolio	-15.36%
Money Market Portfolio	1.35%
Mid-Term Bond Portfolio	- 7.60%
Bond Portfolio	-12.31%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Portfolio performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Portfolio’s performance for the year ended December 31, 2022, compared to its relevant index. Also presented are graphs and tables for each Fund (except for the Money Market Portfolio) which illustrates each Fund’s respective:

●	Historical total return achieved over specific periods, expressed as an average annual rate;

●	Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

●	Historical performance compared to an appropriate index.

Following the discussions are the graphical representations of the asset allocations of each Portfolio and an illustration of each Portfolio’s operating expenses. The portfolios of each Portfolio and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Portfolios.

Sincerely,

Chris W. Festog

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Variable Insurance Portfolios, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

EQUITY INDEX PORTFOLIO (Unaudited)

The Equity Index Portfolio’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Portfolio’s performance for the year ended December 31, 2022, was -17.95% before expenses and -18.06% after expenses. The benchmark returned -18.11%.

GROWTH OF A $10,000 INVESTMENT

Equity Index Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,194	-18.06%
Since 1/24/20 (Inception)	$12,216	7.06%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

The line representing the performance return of the Equity Index Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

ALL AMERICA PORTFOLIO (Unaudited)

The investment objective of the All America Portfolio is to outperform the S&P 500® Index (S&P 500). The All America Portfolio is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the year ended December 31, 2022, the S&P 500 of large capitalization stocks decreased by 18.11% on a total return basis, while the Russell® Midcap Core Index was down 17.32% and the Russell Midcap® Value Index was down 12.03%. The Russell 2000® Growth Index down 26.36% and the Russell 2000® Value Index down 14.48%.

The All America Portfolio’s return for the year ended December 31, 2022, before expenses was -17.31% and -17.73% after expenses versus the benchmark return of -18.11%.

GROWTH OF A $10,000 INVESTMENT

All America Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,227	-17.73%
Since 1/24/20 (Inception)	$12,033	6.51%

S & P 500 INDEX
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

The line representing the performance return of the All America Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP VALUE PORTFOLIO (Unaudited)

The investment objective of the Small Cap Value Portfolio is capital appreciation. The Small Cap Value Portfolio generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2022, the Small Cap Value Portfolio returned -9.08% before expenses and -9.81% after expenses versus a -14.48% return for the Russell 2000® Value Index.

GROWTH OF A $10,000 INVESTMENT

Small Cap Value Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$9,019	-9.81%
Since 1/24/20 (Inception)	$11,652	5.32%

Russell 2000 Value Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,552	-14.48%
Since 1/24/20 (Inception)	$11,736	5.61%

The line representing the performance return of the Small Cap Value Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP GROWTH PORTFOLIO (Unaudited)

The investment objective of the Small Cap Growth Portfolio is capital appreciation. The Small Cap Growth Portfolio invests in growth stocks within the small capitalization marketplace. The Portfolio returned -27.69% before expenses and -28.27% after expenses for the year ended December 31, 2022. The Portfolio’s benchmark, the Russell 2000® Growth Index, returned -26.36% for the comparable period. 2022 was a difficult year for growth managers to outperform their benchmarks.

Faster growing companies had a difficult time maintaining their valuations as inflation and higher interest rates set back their prices which are based on future earnings (profits) as opposed to earnings (profits) today. The higher bond yields of 2022 detracted from the attractive characteristics of young growth companies whose potential is in the future. Typically, growth companies are found in the Technology and Consumer Discretionary sectors which were two sectors that underperformed the Fund’s benchmark.

The Energy sector was the best performing, showing positive returns, in our benchmark as Russia’s invasion of the Ukraine pushed oil and gas prices up significantly. The Consumer Staples area also did well as prices rose and demand remained consistent.

If inflation and interest rates decline and the economy continues to progress, we believe that growth stocks will come back into favor for investors.

GROWTH OF A $10,000 INVESTMENT

Small Cap Growth Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$7,173	-28.27%
Since 1/24/20 (Inception)	$11,066	3.51%

Russell 2000 Growth Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$7,364	-26.36%
Since 1/24/20 (Inception)	$10,046	0.16%

The line representing the performance return of the Small Cap Growth Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP EQUITY INDEX PORTFOLIO (Unaudited)

The Small Cap Equity Index Portfolio invests in the 600 stocks that comprise the S&P SmallCap 600® Index (S&P SmallCap 600). The S&P SmallCap 600 is a market-weighted index of 600 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P SmallCap 600’s performance directly proportional to that company’s market value.

The Small Cap Equity Index Portfolio’s return for the year ended December 31, 2022, was -16.18% before expenses and -16.30% after expenses. The return of the S&P SmallCap 600 was -16.10%.

GROWTH OF A $10,000 INVESTMENT

Small Cap Equity Index Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,369	-16.30%
Since 1/24/20 (Inception)	$11,815	5.85%

S & P 600 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,390	-16.10%
Since 1/24/20 (Inception)	$11,890	6.04%

The line representing the performance return of the Small Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MID CAP VALUE PORTFOLIO (Unaudited)

The investment objective of the Mid Cap Value Portfolio is to outperform the Russell Midcap® Value Index. The Mid Cap Value Portfolio generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the year ended December 31, 2022, the Mid Cap Value Portfolio returned -10.12% before expenses and -10.70% after expenses versus a -12.03% return for the Russell Midcap® Value Index.

GROWTH OF A $10,000 INVESTMENT

Mid Cap Value Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,930	-10.70%
Since 1/24/20 (Inception)	$12,339	7.43%

Russell Mid Cap Value Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,797	-12.03%
Since 1/24/20 (Inception)	$11,799	5.80%

The line representing the performance return of the Mid Cap Value Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MID-CAP EQUITY INDEX PORTFOLIO (Unaudited)

The Mid-Cap Equity Index Portfolio invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Portfolio’s performance for the year ended December 31, 2022, was -13.07% before expenses and -13.19% after expenses. The return of the S&P MidCap 400 was -13.06%.

GROWTH OF A $10,000 INVESTMENT

Mid-Cap Equity Index Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,681	-13.19%
Since 1/24/20 (Inception)	$12,214	7.05%

S & P MidCap 400 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,694	-13.06%
Since 1/24/20 (Inception)	$12,308	7.33%

The line representing the performance return of the Mid-Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

INTERNATIONAL PORTFOLIO (Unaudited)

The International Portfolio seeks capital appreciation by investing in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Previously, the International Portfolio was invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Portfolio had also invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries. The Securities and Exchange Commission revoked the exemptive orders that allowed these investments effective on January 19, 2022. Commencing in December 2021, the Portfolio began investing directly in the stocks of companies represented in the MSCI EAFE® Index, except to the extent that it is permissible to invest in exchange traded funds within the general limitations of the Investment Company Act of 1940.

For the year ended December 31, 2022, the International Portfolio returned -10.48% before expenses and -10.59% after expenses. The return of the MSCI EAFE benchmark was -14.45%. The Portfolio’s benchmark closes earlier in the day than the actual market for the Portfolio’s investments. This time lag can result in both positive and negative performance differences.

GROWTH OF A $10,000 INVESTMENT

International Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,941	-10.59%
Since 1/24/20 (Inception)	$10,720	2.40%

MSCI EAFE Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,555	-14.45%
Since 1/24/20 (Inception)	$10,263	0.88%

The line representing the performance return of the International Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

RETIREMENT INCOME PORTFOLIO (Unaudited)

The objective of the Retirement Income Portfolio is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Portfolio invests primarily in the fixed-income Portfolios of the Investment Company and also invests in three equity Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 70% of net assets in fixed-income Portfolios (approximately 35% in the Bond Portfolio, 30% in the Mid-Term Bond Portfolio and 5% in the Money Market Portfolio) and approximately 30% of net assets in equity Portfolios (20% in the Equity Index Portfolio, 5% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the Retirement Income Portfolio is compared to the Bloomberg U.S. Aggregate Bond Index (65% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (30% weighting). For the year ended December 31, 2022, the Portfolio returned -10.94% before expenses and -11.01% after expenses, versus a -13.60% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

Retirement Income Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,899	-11.01%
Since 1/24/20 (Inception)	$10,086	0.29%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 1/24/20 (Inception)	$10,204	0.69%

The line representing the performance return of the Retirement Income Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2015 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2015 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 67% of net assets in fixed-income Portfolios (35% in the Bond Portfolio, 27% in the Mid-Term Bond Portfolio and 5% in the Money Market Portfolio) and approximately 33% of net assets in equity Portfolios (approximately 23% in the Equity Index Portfolio, 5% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2015 Retirement Portfolio is compared to the Bloomberg U.S. Aggregate Bond Index (62% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (33% weighting). For the year ended December 31, 2022, the Portfolio returned -11.66% before expenses and -11.72% after expenses, versus a -13.74% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2015 Retirement Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,828	-11.72%
Since 1/24/20 (Inception)	$10,178	0.60%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 1/24/20 (Inception)	$10,204	0.69%

The line representing the performance return of the 2015 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2020 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2020 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2020. The 2020 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 59% of net assets in fixed-income Portfolios (35% in the Bond Portfolio, 19% in the Mid-Term Bond Portfolio and 5% in the Money Market Portfolio) and approximately 41% of net assets in equity Portfolios (approximately 25% in the Equity Index Portfolio, 7% in the Mid-Cap Equity Index Portfolio, 7% in the International Portfolio and 2% in the Small Cap Portfolios, which consists of the Small Cap Growth and Small Cap Value Portfolios) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2020 Retirement Portfolio is compared to the Bloomberg U.S. Aggregate Bond Index (54% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (41% weighting). For the year ended December 31, 2022, the Portfolio returned -12.77% before expenses and -12.83% after expenses, versus a -14.12% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2020 Retirement Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,717	-12.83%
Since 1/24/20 (Inception)	$10,368	1.24%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 1/24/20 (Inception)	$10,204	0.69%

The line representing the performance return of the 2020 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2025 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2025 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 51% of net assets in equity Portfolios (approximately 30% in the Equity Index Portfolio, 8% in the Mid-Cap Equity Index Portfolio, 10% in the International Portfolio and 3% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 49% of net assets in fixed-income Portfolios (32% in the Bond Portfolio, 14% in the Mid-Term Bond Portfolio and 3% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2025 Retirement Portfolio is compared to the S&P 500® Index (51% weighting), the Bloomberg U.S. Aggregate Bond Index (46% weighting) and the FTSE 3-Month Treasury Bill Index (3% weighting). For the year ended December 31, 2022, the Portfolio returned -13.59% before expenses and -13.64% after expenses, versus a -14.90% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2025 Retirement Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,636	-13.64%
Since 1/24/20 (Inception)	$10,619	2.07%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 1/24/20 (Inception)	$10,204	0.69%

The line representing the performance return of the 2025 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2030 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2030 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 61% of net assets in equity Portfolios (approximately 35% in the Equity Index Portfolio, 10% in the Mid-Cap Equity Index Portfolio, 12% in the International Portfolio and 4% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 39% of net assets in fixed-income Portfolios (26% in the Bond Portfolio, 10% in the Mid-Term Bond Portfolio and 3% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2030 Retirement Portfolio is compared to the S&P 500® Index (61% weighting), the Bloomberg U.S. Aggregate Bond Index (36% weighting) and the FTSE 3-Month Treasury Bill Index (3% weighting). For the year ended December 31, 2022, the Portfolio returned -14.49% before expenses and -14.54% after expenses, versus a -15.43% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2030 Retirement Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,546	-14.54%
Since 1/24/20 (Inception)	$10,952	3.15%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 1/24/20 (Inception)	$10,204	0.69%

The line representing the performance return of the 2030 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2035 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2035 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 73% of net assets in equity Portfolios (approximately 40% in the Equity Index Portfolio, 13% in the Mid-Cap Equity Index Portfolio, 15% in the International Portfolio and 5% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 27% of net assets in fixed-income Portfolios (20% in the Bond Portfolio, 4% in the Mid-Term Bond Portfolio and 3% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2035 Retirement Portfolio is compared to the S&P 500® Index (73% weighting), the Bloomberg U.S. Aggregate Bond Index (24% weighting) and the FTSE 3-Month Treasury Bill Index (3% weighting). For the year ended December 31, 2022, the Portfolio returned -15.04% before expenses and -15.10% after expenses, versus a -16.09% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2035 Retirement Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,490	-15.10%
Since 1/24/20 (Inception)	$11,178	3.87%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 1/24/20 (Inception)	$10,204	0.69%

The line representing the performance return of the 2035 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2040 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2040 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 82% of net assets in equity Portfolios (approximately 44% in the Equity Index Portfolio, 14% in the Mid-Cap Equity Index Portfolio, 18% in the International Portfolio and 6% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 18% of net assets in fixed-income Portfolios (16% in the Bond Portfolio and 2% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2040 Retirement Portfolio is compared to the S&P 500® Index (82% weighting), the Bloomberg U.S. Aggregate Bond Index (16% weighting) and the FTSE 3-Month Treasury Bill Index (2% weighting). For the year ended December 31, 2022, the Portfolio returned -15.42% before expenses and -15.48% after expenses, versus a -16.75% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2040 Retirement Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,452	-15.48%
Since 1/24/20 (Inception)	$11,352	4.42%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 1/24/20 (Inception)	$10,204	0.69%

The line representing the performance return of the 2040 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2045 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2045 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 87% of net assets in equity Portfolios (approximately 47% in the Equity Index Portfolio, 14% in the Mid-Cap Equity Index Portfolio, 19% in the International Portfolio and 7% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 13% of net assets in fixed-income Portfolios (11% in the Bond Portfolio and 2% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2045 Retirement Portfolio is compared to the S&P 500® Index (87% weighting), the Bloomberg U.S. Aggregate Bond Index (11% weighting) and the FTSE 3-Month Treasury Bill Index (2% weighting). For the year ended December 31, 2022, the Portfolio returned -15.28% before expenses and -15.34% after expenses, versus a -17.05% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2045 Retirement Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,466	-15.34%
Since 1/24/20 (Inception)	$11,424	4.64%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 1/24/20 (Inception)	$10,204	0.69%

The line representing the performance return of the 2045 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2050 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2050 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 90% of net assets in equity Portfolios (approximately 48% in the Equity Index Portfolio, 14% in the Mid-Cap Equity Index Portfolio, 20% in the International Portfolio and 8% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value, and Small Cap Equity Index Portfolios) and approximately 10% of net assets in fixed-income Portfolios (8% in the Bond Portfolio and 2% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2050 Retirement Portfolio is compared to the S&P 500® Index (90% weighting), the Bloomberg U.S. Aggregate Bond Index (8% weighting) and the FTSE 3-Month Treasury Bill Index (2% weighting). For the year ended December 31, 2022, the Portfolio returned -15.30% before expenses and -15.36% after expenses, versus a -17.23% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2050 Retirement Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,464	-15.36%
Since 1/24/20 (Inception)	$11,463	4.76%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 1/24/20 (Inception)	$10,204	0.69%

The line representing the performance return of the 2050 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2055 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2055 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 92% of net assets in equity Portfolios (approximately 47% in the Equity Index Portfolio, 15% in the Mid-Cap Equity Index Portfolio, 21% in the International Portfolio and 9% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value, and Small Cap Equity Index Portfolios) and approximately 8% of net assets in fixed-income Portfolios (7% in the Bond Portfolio and 1% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2055 Retirement Portfolio is compared to the S&P 500® Index (92% weighting), the Bloomberg U.S. Aggregate Bond Index (7% weighting) and the FTSE 3-Month Treasury Bill Index (1% weighting). For the year ended December 31, 2022, the Portfolio returned -15.22% before expenses and -15.30% after expenses, versus a -17.48% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2055 Retirement Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,470	-15.30%
Since 1/24/20 (Inception)	$11,482	4.82%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 1/24/20 (Inception)	$10,204	0.69%

The line representing the performance return of the 2055 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2060 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2060 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2060. The 2060 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 94% of net assets in equity Portfolios (approximately 47% in the Equity Index Portfolio, 15% in the Mid-Cap Equity Index Portfolio, 22% in the International Portfolio and 10% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 6% of net assets in fixed-income Portfolios (5% in the Bond Portfolio and 1% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2060 Retirement Portfolio is compared to the S&P 500® Index (94% weighting), the Bloomberg U.S. Aggregate Bond Index (5% weighting) and the FTSE 3-Month Treasury Bill Index (1% weighting). For the year ended December 31, 2022, the Portfolio returned -14.90% before expenses and -14.94% after expenses, versus a -17.60% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2060 Retirement Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,506	-14.94%
Since 1/24/20 (Inception)	$11,555	5.05%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 1/24/20 (Inception)	$10,204	0.69%

The line representing the performance return of the 2060 Retirement Portfolio includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Conservative Allocation Portfolio is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Portfolio invests primarily in the fixed-income Portfolios of the Investment Company and also invests in the equity Portfolios of the Investment Company. The Conservative Allocation Portfolio’s target allocation is approximately 65% of net assets in fixed-income Portfolios (approximately 30% in the Bond Portfolio and 35% in the Mid-Term Bond Portfolio) and approximately 35% of net assets in equity Portfolios (approximately 25% in the Equity Index Portfolio, 5% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio).

Performance for the Conservative Allocation Portfolio is compared to the Bloomberg U.S. Aggregate Bond Index (65% weighting) and the S&P 500® Index (35% weighting). For the year ended December 31, 2022, the Conservative Allocation Portfolio returned -12.30% before expenses and -12.32% after expenses, versus a -14.52% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

Conservative Allocation Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,768	-12.32%
Since 1/24/20 (Inception)	$10,261	0.88%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

The line representing the performance return of the Conservative Allocation Portfolio includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

MODERATE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Moderate Allocation Portfolio is capital appreciation and current income. The Moderate Allocation Portfolio invests in the equity and fixed-income Portfolios of the Investment Company. The Moderate Allocation Portfolio’s target allocation is approximately 60% of net assets in equity Portfolios (approximately 35% of its net assets in the Equity Index Portfolio, 15% in the Mid-Cap Equity Index Portfolio and 10% in the International Portfolio) and approximately 40% of net assets in fixed-income Portfolios (approximately 25% of its net assets in the Bond Portfolio and approximately 15% of its net assets in the Mid-Term Bond Portfolio).

Performance for the Moderate Allocation Portfolio is compared to the S&P 500® Index (60% weighting) and the Bloomberg U.S. Aggregate Bond Index (40% weighting). For the year ended December 31, 2022, the Moderate Allocation Portfolio returned -13.86% before expenses and -13.88% after expenses, versus an -15.79% return for the benchmark.

GROWTH OF A $10,000 INVESTMENT

Moderate Allocation Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,612	-13.88%
Since 1/24/20 (Inception)	$10,876	2.90%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

The line representing the performance return of the Moderate Allocation Portfolio includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Aggressive Allocation Portfolio is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Portfolio invests in the equity and fixed-income Portfolios of the Investment Company. The Aggressive Allocation Portfolio’s target allocation is approximately 80% of net assets in equity Portfolios (approximately 35% of its net assets in the Equity Index Portfolio, 20% in the Mid-Cap Equity Index Portfolio, 5% each in the Small Cap Value Portfolio and Small Cap Growth Portfolios and 15% in the International Portfolio) and approximately 20% of net assets in the Bond Portfolio.

Performance for the Aggressive Allocation Portfolio is compared to the S&P 500® Index (80% weighting) and the Bloomberg U.S. Aggregate Bond Index (20% weighting). For the year ended December 31, 2022, the Aggressive Allocation Portfolio returned -15.34% before expenses and -15.36% after expenses, versus a -16.90% return for the benchmark.

GROWTH OF A $10,000 INVESTMENT

Aggressive Allocation Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,464	-15.36%
Since 1/24/20 (Inception)	$11,279	4.19%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 1/24/20 (Inception)	$12,222	7.08%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

The line representing the performance return of the Aggressive Allocation Portfolio includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

MONEY MARKET PORTFOLIO (Unaudited)

The Money Market Portfolio’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the year ended December 31, 2022, the Money Market Portfolio returned 1.55% before expenses and 1.35% after expenses, compared to a 1.50% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On December 31, 2022, the fund held 48% in U.S. Treasury Bills, 23% in U.S. agency discount notes and the remainder in commercial paper. The average maturity was 24 days.

The seven-day effective yield as of February 14, 2023, was 4.25%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

2022 was a historic year for the Fixed Income market. The Federal Reserve (Fed) pledged to do all it could to combat the effects of inflation, which topped out in June at 9.1% as per the Consumer Price Index on a year over year basis, the highest level for inflation since 1981. As a result, the Board of Governors raised rates throughout 2022 from 0.25% to 4.5% to end the year, giving us 425 basis points of rate increases in under 12 months. This combined to produce the worst annual return in the history of the Bloomberg U.S. Aggregate Index by more than 10%. To put the historic nature of the market’s moves over 2022 in context, the U.S. 10-year Treasury Bond sold off over 230 basis points from early 2022 to the year end, producing an annual change that has not been seen since the 1970’s.

Ultimately, market debate has centered on what the terminal rate for Fed Funds should be with year-end expectations hovering near 5%. The Federal Reserve Chair has maintained that combatting inflation remains one of the primary goals of this Fed and has consistently communicated that rates will need to remain high until the threat of inflation has well passed. We believe there is little doubt the Fed will stick to its guns.

MID-TERM BOND PORTFOLIO (Unaudited)

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. Under normal circumstances, the portfolio emphasizes corporate issues, particularly BBB-rated bonds, in order to capture incremental income. At this time, we’ve chosen to increase U.S. Treasury exposure to increase the overall quality of the Fund. The objective of the Fund is to maintain a maturity profile similar to that of the Bloomberg U.S. Intermediate Government/Credit Bond Index benchmark. To achieve the duration target, intermediate corporate and U.S. Treasury maturities are emphasized. The Fund’s corporate positions remain highly diversified in order to help shield the portfolio from credit risks.

For the year ended December 31, 2022, the Mid-Term Bond Portfolio returned -7.18% before expenses and -7.60% after expenses versus a -8.23% return of the Bloomberg Intermediate U.S. Government/Credit Bond Index during the same period. The Fund’s outperformance can be attributed in part to its’ greater exposure to shorter duration corporates and lower exposure to corporates overall relative to its’ benchmark. We maintained our “up-in-quality” and short duration stance through this period and expect to continue to do so for the time being.

2022 was a historic year for the Fixed Income market. The Federal Reserve (Fed) pledged to do all it could to combat the effects of inflation, which topped out in June at 9.1% as per the Consumer Price Index on a year over year basis, the highest level for inflation since 1981. As a result, the Board of Governors raised rates throughout 2022 from 0.25% to 4.5% to end the year, giving us 425 basis points of rate increases in under 12 months. This combined to produce the worst annual return in the history of the Bloomberg U.S. Aggregate Index by more than 10%. To put the historic nature of the market’s moves over 2022 in context, the U.S. 10-year Treasury Bond sold off over 230 basis points from early 2022 to the year end, producing an annual change that has not been seen since the 1970’s.

Ultimately, market debate has centered on what the terminal rate for Fed Funds should be with year-end expectations hovering near 5%. The Federal Reserve Chair has maintained that combatting inflation remains one of the primary goals of this Fed and has consistently communicated that rates will need to remain high until the threat of inflation has well passed. We believe there is little doubt the Fed will stick to its guns.

The Treasury curve inverted across almost any measure during 2022, first with the 2 year – 10 year crossing into negative (inverted) territory in March briefly and then in June for good; followed by the 10 year – 30 year spread crossing in June and hovering around zero for much of the summer. Finally, the Fed’s ‘preferred measure’ of yield curve measurement, the 3 month – 30 year spread, crossed into negative territory in November. All remained there and, in fact, the 2 year – 10 year spread is at its most negative since the 1980’s. Yield curve inversion is considered a reliable indicator for potential recession.

GROWTH OF A $10,000 INVESTMENT

Mid-Term Bond Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$9,240	-7.60%
Since 1/24/20 (Inception)	$9,477	-1.81%

Bloomberg U.S. Intermediate Government/Credit Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$9,177	-8.23%
Since 1/24/20 (Inception)	$9,548	-1.57%

The line representing the performance return of the Mid-Term Bond Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

BOND PORTFOLIO (Unaudited)

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include U.S. Treasury, U.S. Agency and Mortgage-Backed securities, and Investment Grade Corporate Bonds

Over the longer term, the Bond Fund’s strategy is to provide income by carrying an overweight to Corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg U.S. Aggregate Bond Index, with an overweight in BBB-rated issuers. The Bond Fund also stresses diversification in order to protect it from unexpected credit events.

The benchmark returned -13.01% for year ended December 31, 2022. The Bond Portfolio returned -11.92% before expenses and -12.31% after expenses during the same period. The Fund’s outperformance can be attributed to the shorter duration corporate positioning and our shorter duration overall relative to the benchmark. We maintained our “up-in-quality” stance through this period and expect to do so for the time being.

2022 was a historic year for the Fixed Income market. The Federal Reserve (Fed) pledged to do all it could to combat the effects of inflation, which topped out in June at 9.1% as per the Consumer Price Index on a year over year basis, the highest level for inflation since 1981. As a result, the Board of Governors raised rates throughout 2022 from 0.25% to 4.5% to end the year, giving us 425 basis points of rate increases in under 12 months. This combined to produce the worst annual return in the history of the Bloomberg U.S. Aggregate Index by more than 10%. To put the historic nature of the market’s moves over 2022 in context, the U.S. 10-year Treasury Bond sold off over 230 basis points from early 2022 to the year end, producing an annual change that has not been seen since the 1970’s.

Ultimately, market debate has centered on what the terminal rate for Fed Funds should be with year-end expectations hovering near 5%. The Federal Reserve Chair has maintained that combatting inflation remains one of the primary goals of this Fed and has consistently communicated that rates will need to remain high until the threat of inflation has well passed. We believe there is little doubt the Fed will stick to its guns.

The Treasury curve inverted across almost any measure during 2022, first with the 2 year – 10 year crossing into negative (inverted) territory in March briefly and then in June for good; followed by the 10 year – 30 year spread crossing in June and hovering around zero for much of the summer. Finally, the Fed’s ‘preferred measure’ of yield curve measurement, the 3 month – 30 year spread, crossed into negative territory in November. All remained there and, in fact, the 2 year – 10 year spread is at it’s most negative since the 1980’s. Yield curve inversion is considered a reliable indicator for potential recession.

Over the year, Corporate spreads widened from their year-end level of +92 basis points as geopolitical tensions rose and war broke out in the Ukraine, peaking first in mid-March at +145 basis points. Similarly, spreads on Mortgage-Backed-Securities (MBS) also moved wider by 77 basis points. Overall, spread levels went on a grind tighter through April but then reversed course as the main theme of 2022 emerged: Inflation was not, in fact, ‘transitory’ and monetary policy was going to have to react more forcefully if it hoped to contain it. Corporate spreads continued to widen over the summer, peaking at +160 basis points in early July as returns dove deeply negative. Over the latter part of the summer, corporate spreads traded in a channel in the 130 – 140 basis points range as some yield motivated buyers emerged for credit. With rates at their multi-year highs, investment grade and MBS spreads also hit their highs for 2022 in October, partially a reflection of forced corporate selling across U.K. pension funds that pressured the market and sent spreads to their widest mark on the year, hitting +165 basis points (for corporates) and +179 basis points (for MBS). As that selling pressure eased, the corporate bond and MBS markets rallied tighter, finishing 2022 at +130 basis points and +145 basis points, respectively.

BOND PORTFOLIO (Unaudited) (Continued)

GROWTH OF A $10,000 INVESTMENT

Bond Portfolio
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,769	-12.31%
Since 1/24/20 (Inception)	$8,971	-3.63%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 1/24/20 (Inception)	$9,090	-3.20%

The line representing the performance return of the Bond Portfolio includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2022 (Unaudited)

Equity Index Portfolio	All America Portfolio

Small Cap Value Portfolio	Small Cap Growth Portfolio

Small Cap Equity Index Portfolio	Mid Cap Value Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

Mid-Cap Equity Index Portfolio

International Portfolio

Retirement Income Portfolio

2015 Retirement Portfolio

2020 Retirement Portfolio

2025 Retirement Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

2030 Retirement Portfolio	2035 Retirement Portfolio

2040 Retirement Portfolio	2045 Retirement Portfolio

2050 Retirement Portfolio	2055 Retirement Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

2060 Retirement Portfolio	Conservative Allocation Portfolio

Moderate Allocation Portfolio	Aggressive Allocation Portfolio

Money Market Portfolio	Mid-Term Bond Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

Bond Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Variable Insurance Portfolios, you incur ongoing costs, including management fees and other Portfolio expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Portfolios’ Adviser, has contractually agreed to reimburse the Portfolios’ expenses to the extent that the Total Annual Operating Expenses exceed the rate in the table below (excluding any Acquired Fund Fees, as applicable, and any extraordinary expenses that may arise and charges incurred in trading portfolio securities) from inception of the Portfolios through April 30, 2023. From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15% for all Portfolios, excluding the Retirement Portfolios and Allocation Portfolios for which the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for succeeding 12 month periods thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023

Equity Index Portfolio*	0.14%
All America Portfolio	0.52%
Small Cap Value Portfolio	0.81%
Small Cap Growth Portfolio	0.81%
Small Cap Equity Index Portfolio*	0.15%
Mid Cap Value Portfolio	0.65%
Mid-Cap Equity Index Portfolio	0.14%
International Portfolio*	0.13%
Retirement Income Portfolio	0.08%
2015 Retirement Portfolio	0.07%
2020 Retirement Portfolio*	0.08%
2025 Retirement Portfolio	0.06%
2030 Retirement Portfolio	0.06%
2035 Retirement Portfolio	0.07%
2040 Retirement Portfolio	0.07%
2045 Retirement Portfolio	0.07%
2050 Retirement Portfolio	0.07%
2055 Retirement Portfolio*	0.11%
2060 Retirement Portfolio	0.05%
Conservative Allocation Portfolio	0.02%
Moderate Allocation Portfolio	0.02%
Aggressive Allocation Portfolio	0.02%
Money Market Portfolio	0.20%
Mid-Term Bond Portfolio	0.45%
Bond Portfolio	0.45%

*

Prior to January 22, 2022, the operating expense reimbursement for the Equity Index, Small Cap Equity Index, International, 2020 Retirement and 2055 Retirement Portfolios reflected the expense limitations stated in the Substitution Order, resulting in lower operating expenses than those indicated herein. The expense limitation for the period prior to January 22, 2022 was 0.13%, 0.14%, 0.12%, 0.07% and 0.05%, respectively (See Note 2).

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual Portfolios. The Example is based on an investment of $1,000 invested at July 1, 2022 and held for the entire period ending December 31, 2022 under the expense reimbursement agreement in effect during that period as described above.

The estimate of expenses does not include fees and charges associated with your variable annuity contract or variable life insurance policy. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio with other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America Portfolios, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Variable Insurance Portfolios do not charge.

Equity Index Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,022.98	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

All America Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,028.24	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,049.36	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Growth Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,025.87	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Equity Index Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,033.33	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid Cap Value Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,033.07	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,078.58	$0.73
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

International Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,059.63	$0.73
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.14% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Retirement Income Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$994.40	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.42% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2015 Retirement Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$995.95	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.40% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2020 Retirement Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,000.87	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.40% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2025 Retirement Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,099.91	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2030 Retirement Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,018.03	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2035 Retirement Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,024.04	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.32% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2040 Retirement Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,029.55	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.29% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2045 Retirement Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,034.17	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.29% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2050 Retirement Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,034.89	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.29% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2055 Retirement Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,036.57	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2060 Retirement Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,041.33	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.27% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Conservative Allocation Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$998.71	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.35% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Moderate Allocation Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,016.06	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.27% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Aggressive Allocation Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,031.77	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.28% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,012.66	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Term Bond Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$982.48	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Bond Portfolio
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$968.12	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (7.1%)
Activision Blizzard, Inc.	2,208	$169,022
Alphabet, Inc. Cl A*	18,525	1,634,461
Alphabet, Inc. Cl C*	16,423	1,457,213
AT&T, Inc.	22,104	406,935
Charter Communications, Inc. Cl A*	334	113,259
Comcast Corp. Cl A	13,380	467,899
DISH Network Corp. Cl A*	779	10,937
Electronic Arts, Inc.	814	99,455
Fox Corp. Cl A	939	28,517
Fox Corp. Cl B	433	12,319
Interpublic Group of Cos., Inc.	1,206	40,172
Live Nation Entertainment, Inc.*	443	30,895
Lumen Technologies, Inc.	2,952	15,409
Match Group, Inc.*	867	35,972
Meta Platforms, Inc. Cl A*	6,975	839,371
Netflix, Inc.*	1,380	406,934
News Corp. Cl A	1,186	21,585
News Corp. Cl B	366	6,749
Omnicom Group, Inc.	633	51,634
Paramount Global Cl B	1,566	26,434
Take-Two Interactive Software, Inc.*	489	50,920
T-Mobile US, Inc.*	1,853	259,420
Verizon Communications, Inc.	13,025	513,185
Walt Disney Co.*	5,654	491,220
Warner Bros Discovery, Inc.*	6,853	64,966

		7,254,883

CONSUMER DISCRETIONARY (9.6%)
Advance Auto Parts, Inc.	187	27,495
Amazon.com, Inc.*	27,527	2,312,268
Aptiv PLC*	840	78,229
AutoZone, Inc.*	59	145,505
Bath & Body Works, Inc.	708	29,835
Best Buy Co., Inc.	621	49,810
Booking Hldgs., Inc.*	121	243,849
BorgWarner, Inc.	727	29,262
Caesars Entertainment, Inc.*	665	27,664
CarMax, Inc.*	491	29,897
Carnival Corp.*	3,105	25,026
Chipotle Mexican Grill, Inc. Cl A*	86	119,324
Darden Restaurants, Inc.	379	52,427
Dollar General Corp.	700	172,375
Dollar Tree, Inc.*	652	92,219
Domino’s Pizza, Inc.	110	38,104
DR Horton, Inc.	971	86,555
eBay, Inc.	1,684	69,836
Etsy, Inc.*	390	46,714
Expedia Group, Inc.*	467	40,909
Ford Motor Co.	12,249	142,456

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Garmin Ltd.	476	$43,930
General Motors Co.	4,407	148,252
Genuine Parts Co.	437	75,824
Hasbro, Inc.	402	24,526
Hilton Worldwide Hldgs., Inc.	839	106,016
Home Depot, Inc.	3,175	1,002,856
Las Vegas Sands Corp.*	1,019	48,983
Lennar Corp. Cl A	790	71,495
LKQ Corp.	788	42,087
Lowe’s Cos., Inc.	1,926	383,736
Marriott International, Inc. Cl A	835	124,323
McDonald’s Corp.	2,272	598,740
MGM Resorts International	989	33,161
Mohawk Industries, Inc.*	163	16,662
Newell Brands, Inc.	1,167	15,264
NIKE, Inc. Cl B	3,906	457,041
Norwegian Cruise Line Hldgs. Ltd.*	1,306	15,986
NVR, Inc.*	10	46,126
O’Reilly Automotive, Inc.*	195	164,586
Pool Corp.	122	36,884
PulteGroup, Inc.	707	32,190
Ralph Lauren Corp. Cl A	128	13,526
Ross Stores, Inc.	1,077	125,007
Royal Caribbean Cruises Ltd.*	680	33,612
Starbucks Corp.	3,560	353,152
Tapestry, Inc.	748	28,484
Target Corp.	1,428	212,829
Tesla, Inc.*	8,324	1,025,350
TJX Cos., Inc.	3,602	286,719
Tractor Supply Co.	343	77,165
Ulta Beauty, Inc.*	159	74,582
VF Corp.	1,024	28,273
Whirlpool Corp.	168	23,765
Wynn Resorts Ltd.*	320	26,390
Yum! Brands, Inc.	874	111,942

		9,769,223

CONSUMER STAPLES (7.0%)
Altria Group, Inc.	5,559	254,102
Archer-Daniels-Midland Co.	1,704	158,216
Brown-Forman Corp. Cl B	567	37,241
Campbell Soup Co.	622	35,299
Church & Dwight Co., Inc.	756	60,941
Clorox Co.	382	53,606
Coca-Cola Co.	12,071	767,836
Colgate-Palmolive Co.	2,590	204,066
Conagra Brands, Inc.	1,486	57,508
Constellation Brands, Inc. Cl A	503	116,570
Costco Wholesale Corp.	1,372	626,318
Estee Lauder Cos., Inc. Cl A	717	177,895
General Mills, Inc.	1,840	154,284

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Hershey Co.	455	$105,364
Hormel Foods Corp.	897	40,858
J M Smucker Co.	330	52,292
Kellogg Co.	793	56,493
Keurig Dr Pepper, Inc.	2,635	93,964
Kimberly-Clark Corp.	1,046	141,995
Kraft Heinz Co.	2,469	100,513
Kroger Co.	2,020	90,052
Lamb Weston Hldgs., Inc.	446	39,855
McCormick & Co., Inc.	777	64,406
Molson Coors Beverage Co. Cl B	583	30,036
Mondelez International, Inc. Cl A	4,235	282,263
Monster Beverage Corp.*	1,182	120,008
PepsiCo, Inc.	4,273	771,960
Philip Morris International, Inc.	4,807	486,516
Procter & Gamble Co.	7,350	1,113,966
Sysco Corp.	1,572	120,179
Tyson Foods, Inc. Cl A	898	55,901
Walgreens Boots Alliance, Inc.	2,226	83,163
Walmart, Inc.	4,378	620,757

		7,174,423

ENERGY (5.1%)
APA Corp.	998	46,587
Baker Hughes Co. Cl A	3,107	91,750
Chevron Corp.	5,518	990,426
ConocoPhillips	3,865	456,070
Coterra Energy, Inc.	2,446	60,098
Devon Energy Corp.	2,027	124,681
Diamondback Energy, Inc.	546	74,682
EOG Resources, Inc.	1,821	235,856
EQT Corp.	1,139	38,532
Exxon Mobil Corp.	12,774	1,408,972
Halliburton Co.	2,816	110,810
Hess Corp.	861	122,107
Kinder Morgan, Inc.	6,134	110,903
Marathon Oil Corp.	1,970	53,328
Marathon Petroleum Corp.	1,454	169,231
Occidental Petroleum Corp.	2,256	142,105
ONEOK, Inc.	1,386	91,060
Phillips 66	1,466	152,581
Pioneer Natural Resources Co.	737	168,323
Schlumberger Ltd.	4,397	235,064
Targa Resources Corp.	702	51,597
Valero Energy Corp.	1,196	151,725
Williams Cos., Inc.	3,777	124,263

		5,210,751

FINANCIALS (12.1%)
Aflac, Inc.	1,755	126,255
Allstate Corp.	823	111,599

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
American Express Co.	1,854	$273,928
American International Group, Inc.	2,305	145,768
Ameriprise Financial, Inc.	331	103,063
Aon PLC Cl A	642	192,690
Arch Capital Group Ltd.*	1,147	72,009
Arthur J. Gallagher & Co.	653	123,117
Assurant, Inc.	164	20,510
Bank of America Corp.	21,647	716,949
Bank of New York Mellon Corp.	2,281	103,831
Berkshire Hathaway, Inc. Cl B*	5,588	1,726,133
BlackRock, Inc. Cl A	466	330,222
Brown & Brown, Inc.	729	41,531
Capital One Financial Corp.	1,184	110,065
Cboe Global Markets, Inc.	329	41,280
Charles Schwab Corp.	4,730	393,820
Chubb Ltd.	1,288	284,133
Cincinnati Financial Corp.	488	49,966
Citigroup, Inc.	6,007	271,697
Citizens Financial Group, Inc.	1,528	60,157
CME Group, Inc. Cl A	1,115	187,498
Comerica, Inc.	406	27,141
Discover Financial Svcs.	847	82,862
Everest Re Group Ltd.	122	40,415
FactSet Research Systems, Inc.	118	47,343
Fifth Third Bancorp	2,128	69,820
First Republic Bank	567	69,112
Franklin Resources, Inc.	881	23,241
Globe Life, Inc.	280	33,754
Goldman Sachs Group, Inc.	1,051	360,892
Hartford Financial Svcs. Group, Inc.	987	74,844
Huntington Bancshares, Inc.	4,474	63,083
Intercontinental Exchange, Inc.	1,732	177,686
Invesco Ltd.	1,410	25,366
iShares Core S&P 500 ETF	1,870	718,473
JPMorgan Chase & Co.	9,097	1,219,908
KeyCorp.	2,893	50,396
Lincoln National Corp.	478	14,684
Loews Corp.	612	35,698
M&T Bank Corp.	536	77,752
MarketAxess Hldgs., Inc.	116	32,351
Marsh & McLennan Cos., Inc.	1,539	254,674
MetLife, Inc.	2,045	147,997
Moody’s Corp.	488	135,966
Morgan Stanley	4,089	347,647
MSCI, Inc. Cl A	248	115,362
Nasdaq, Inc.	1,051	64,479
Northern Trust Corp.	646	57,164
PNC Financial Svcs. Group, Inc.	1,251	197,583

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Principal Financial Group, Inc.	706	$59,247
Progressive Corp.	1,814	235,294
Prudential Financial, Inc.	1,142	113,583
Raymond James Financial, Inc.	600	64,110
Regions Financial Corp.	2,898	62,481
S&P Global, Inc.	1,033	345,993
Signature Bank	195	22,468
State Street Corp.	1,138	88,275
SVB Financial Group*	183	42,116
Synchrony Financial	1,398	45,938
T. Rowe Price Group, Inc.	694	75,688
Travelers Cos., Inc.	727	136,305
Truist Financial Corp.	4,115	177,068
U.S. Bancorp	4,193	182,857
Wells Fargo & Co.	11,818	487,965
Willis Towers Watson PLC	336	82,179
WR Berkley Corp.	634	46,009
Zions Bancorporation	465	22,859

		12,342,349

HEALTH CARE (15.4%)
Abbott Laboratories	5,408	593,744
AbbVie, Inc.	5,484	886,269
Agilent Technologies, Inc.	919	137,528
Align Technology, Inc.*	225	47,453
AmerisourceBergen Corp.	502	83,186
Amgen, Inc.	1,654	434,407
Baxter International, Inc.	1,563	79,666
Becton Dickinson & Co.	884	224,801
Biogen, Inc.*	447	123,783
Bio-Rad Laboratories, Inc. Cl A*	66	27,752
Bio-Techne Corp.	486	40,280
Boston Scientific Corp.*	4,442	205,531
Bristol-Myers Squibb Co.	6,594	474,438
Cardinal Health, Inc.	814	62,572
Catalent, Inc.*	558	25,116
Centene Corp.*	1,757	144,092
Charles River Laboratories International, Inc.*	157	34,210
Cigna Corp.	948	314,110
Cooper Cos., Inc.	153	50,593
CVS Health Corp.	4,075	379,749
Danaher Corp.	2,032	539,333
DaVita, Inc.*	171	12,769
DENTSPLY SIRONA, Inc.	666	21,205
Dexcom, Inc.*	1,198	135,662
Edwards Lifesciences Corp.*	1,917	143,027
Elevance Health, Inc.	741	380,111
Eli Lilly & Co.	2,446	894,845
Gilead Sciences, Inc.	3,890	333,957
HCA Healthcare, Inc.	658	157,894
Henry Schein, Inc.*	421	33,625

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Hologic, Inc.*	774	$57,903
Humana, Inc.	392	200,778
IDEXX Laboratories, Inc.*	257	104,846
Illumina, Inc.*	487	98,471
Incyte Corp.*	572	45,943
Intuitive Surgical, Inc.*	1,097	291,089
IQVIA Hldgs., Inc.*	576	118,017
Johnson & Johnson	8,109	1,432,455
Laboratory Corp. of America Hldgs.	275	64,757
McKesson Corp.	440	165,053
Medtronic PLC	4,122	320,362
Merck & Co., Inc.	7,863	872,400
Mettler-Toledo International, Inc.*	70	101,182
Moderna, Inc.*	1,025	184,111
Molina Healthcare, Inc.*	181	59,770
Organon & Co.	788	22,009
PerkinElmer, Inc.	391	54,826
Pfizer, Inc.	17,409	892,037
Quest Diagnostics, Inc.	354	55,380
Regeneron Pharmaceuticals, Inc.*	332	239,535
ResMed, Inc.	454	94,491
STERIS PLC	309	57,069
Stryker Corp.	1,044	255,248
Teleflex, Inc.	145	36,196
Thermo Fisher Scientific, Inc.	1,216	669,639
UnitedHealth Group, Inc.	2,897	1,535,931
Universal Health Svcs., Inc. Cl B	199	28,037
Vertex Pharmaceuticals, Inc.*	796	229,869
Viatris, Inc.	3,761	41,860
Waters Corp.*	185	63,377
West Pharmaceutical Svcs., Inc.	229	53,895
Zimmer Biomet Hldgs., Inc.	650	82,875
Zoetis, Inc. Cl A	1,446	211,911

		15,763,030

INDUSTRIALS (8.5%)
3M Co.	1,714	205,543
Alaska Air Group, Inc.*	393	16,875
Allegion PLC	272	28,631
American Airlines Group, Inc.*	2,015	25,631
AMETEK, Inc.	712	99,481
AO Smith Corp.	394	22,553
Boeing Co.*	1,737	330,881
Carrier Global Corp.	2,594	107,002
Caterpillar, Inc.	1,615	386,889
CH Robinson Worldwide, Inc.	366	33,511
Cintas Corp.	267	120,583
Copart, Inc.*	1,329	80,923
CoStar Group, Inc.*	1,261	97,450
CSX Corp.	6,521	202,021

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Cummins, Inc.	437	$105,881
Deere & Co.	852	365,304
Delta Air Lines, Inc.*	1,988	65,326
Dover Corp.	436	59,039
Eaton Corp. PLC	1,233	193,519
Emerson Electric Co.	1,833	176,078
Equifax, Inc.	379	73,662
Expeditors International of Washington, Inc.	494	51,336
Fastenal Co.	1,776	84,040
FedEx Corp.	742	128,514
Fortive Corp.	1,098	70,546
Generac Hldgs., Inc.*	197	19,830
General Dynamics Corp.	698	173,181
General Electric Co.	3,388	283,881
Honeywell International, Inc.	2,085	446,816
Howmet Aerospace, Inc.	1,142	45,006
Huntington Ingalls Industries, Inc.	124	28,604
IDEX Corp.	233	53,201
Illinois Tool Works, Inc.	867	191,000
Ingersoll Rand, Inc.	1,255	65,574
Jacobs Solutions, Inc.	395	47,428
JB Hunt Transport Svcs., Inc.	257	44,811
Johnson Controls International PLC	2,136	136,704
L-3 Harris Technologies, Inc.	591	123,052
Leidos Hldgs., Inc.	423	44,495
Lockheed Martin Corp.	724	352,219
Masco Corp.	699	32,622
Nordson Corp.	167	39,699
Norfolk Southern Corp.	719	177,176
Northrop Grumman Corp.	449	244,979
Old Dominion Freight Line, Inc.	281	79,742
Otis Worldwide Corp.	1,293	101,255
PACCAR, Inc.	1,078	106,690
Parker-Hannifin Corp.	398	115,818
Pentair PLC	510	22,940
Quanta Svcs., Inc.	443	63,128
Raytheon Technologies Corp.	4,560	460,195
Republic Svcs., Inc. Cl A	637	82,167
Robert Half International, Inc.	337	24,881
Rockwell Automation, Inc.	357	91,952
Rollins, Inc.	717	26,199
Snap-on, Inc.	164	37,472
Southwest Airlines Co.*	1,841	61,986
Stanley Black & Decker, Inc.	458	34,405
Textron, Inc.	648	45,878
Trane Technologies PLC	715	120,184
TransDigm Group, Inc.	160	100,744
Union Pacific Corp.	1,907	394,882
United Airlines Hldgs., Inc.*	1,013	38,190
United Parcel Svc., Inc. Cl B	2,263	393,400
United Rentals, Inc.*	215	76,415

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Verisk Analytics, Inc. Cl A	485	$85,564
Waste Management, Inc.	1,159	181,824
Westinghouse Air Brake Technologies Corp.	564	56,293
WW Grainger, Inc.	140	77,875
Xylem, Inc.	558	61,698

		8,623,274

INFORMATION TECHNOLOGY (25.1%)
Accenture PLC Cl A	1,954	521,405
Adobe, Inc.*	1,442	485,276
Advanced Micro Devices, Inc.*	5,000	323,850
Akamai Technologies, Inc.*	488	41,138
Amphenol Corp. Cl A	1,845	140,478
Analog Devices, Inc.	1,596	261,792
ANSYS, Inc.*	270	65,229
Apple, Inc.	46,380	6,026,153
Applied Materials, Inc.	2,669	259,907
Arista Networks, Inc.*	767	93,075
Autodesk, Inc.*	670	125,203
Automatic Data Processing, Inc.	1,286	307,174
Broadcom, Inc.	1,256	702,267
Broadridge Financial Solutions, Inc.	364	48,823
Cadence Design Systems, Inc.*	850	136,544
CDW Corp.	419	74,825
Ceridian HCM Hldg., Inc.*	476	30,535
Cisco Systems, Inc.	12,735	606,695
Cognizant Technology Solutions Corp. Cl A	1,594	91,161
Corning, Inc.	2,360	75,378
DXC Technology Co.*	713	18,895
Enphase Energy, Inc.*	421	111,548
EPAM Systems, Inc.*	178	58,338
F5, Inc.*	185	26,549
Fidelity National Information Svcs., Inc.	1,841	124,912
First Solar, Inc.*	307	45,986
Fiserv, Inc.*	1,970	199,108
FleetCor Technologies, Inc.*	229	42,063
Fortinet, Inc.*	2,012	98,367
Gartner, Inc.*	245	82,354
Gen Digital, Inc.	1,798	38,531
Global Payments, Inc.	839	83,329
Hewlett Packard Enterprise Co.	3,991	63,696
HP, Inc.	2,746	73,785
Intel Corp.	12,800	338,304
International Business Machines Corp.	2,804	395,056
Intuit, Inc.	874	340,178
Jack Henry & Associates, Inc.	226	39,677

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Juniper Networks, Inc.	1,006	$32,152
Keysight Technologies, Inc.*	555	94,944
KLA Corp.	439	165,516
Lam Research Corp.	423	177,787
Mastercard, Inc. Cl A	2,633	915,573
Microchip Technology, Inc.	1,706	119,847
Micron Technology, Inc.	3,372	168,533
Microsoft Corp.	23,120	5,544,638
Monolithic Power Systems, Inc.	138	48,798
Motorola Solutions, Inc.	518	133,494
NetApp, Inc.	675	40,541
NVIDIA Corp.	7,723	1,128,639
NXP Semiconductors N.V.	804	127,056
ON Semiconductor Corp.*	1,341	83,638
Oracle Corp.	4,766	389,573
Paychex, Inc.	994	114,867
Paycom Software, Inc.*	151	46,857
PayPal Hldgs., Inc.*	3,536	251,834
PTC, Inc.*	327	39,253
Qorvo, Inc.*	315	28,552
QUALCOMM, Inc.	3,476	382,151
Roper Technologies, Inc.	328	141,726
Salesforce, Inc.*	3,101	411,162
Seagate Technology Hldgs. PLC	596	31,356
ServiceNow, Inc.*	626	243,057
Skyworks Solutions, Inc.	497	45,292
SolarEdge Technologies, Inc.*	173	49,006
Synopsys, Inc.*	474	151,343
TE Connectivity Ltd.	987	113,308
Teledyne Technologies, Inc.*	145	57,987
Teradyne, Inc.	484	42,277
Texas Instruments, Inc.	2,815	465,094
Trimble, Inc.*	765	38,678
Tyler Technologies, Inc.*	129	41,591
VeriSign, Inc.*	287	58,961
Visa, Inc. Cl A	5,071	1,053,551
Western Digital Corp.*	985	31,077
Zebra Technologies Corp. Cl A*	160	41,026

		25,648,319

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	687	211,775
Albemarle Corp.	363	78,720
Amcor PLC	4,619	55,012
Avery Dennison Corp.	251	45,431
Ball Corp.	973	49,759
Celanese Corp. Cl A	309	31,592
CF Industries Hldgs., Inc.	609	51,887
Corteva, Inc.	2,217	130,315
Dow, Inc.	2,183	110,001

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
DuPont de Nemours, Inc.	1,541	$105,759
Eastman Chemical Co.	373	30,377
Ecolab, Inc.	768	111,790
FMC Corp.	390	48,672
Freeport-McMoRan, Inc.	4,433	168,454
International Flavors & Fragrances, Inc.	790	82,824
International Paper Co.	1,104	38,232
Linde PLC	1,534	500,360
LyondellBasell Industries N.V. Cl A	787	65,345
Martin Marietta Materials, Inc.	193	65,228
Mosaic Co.	1,057	46,371
Newmont Corp.	2,461	116,159
Nucor Corp.	796	104,921
Packaging Corp. of America	287	36,710
PPG Industries, Inc.	728	91,539
Sealed Air Corp.	449	22,396
Sherwin-Williams Co.	731	173,488
Steel Dynamics, Inc.	517	50,511
Vulcan Materials Co.	412	72,145
Westrock Co.	788	27,706

		2,723,479

REAL ESTATE (2.6%)
Alexandria Real Estate Equities, Inc.	463	67,445
American Tower Corp.	1,444	305,926
AvalonBay Communities, Inc.	433	69,938
Boston Properties, Inc.	442	29,870
Camden Property Trust	330	36,920
CBRE Group, Inc. Cl A*	980	75,421
Crown Castle, Inc.	1,343	182,164
Digital Realty Trust, Inc.	891	89,341
Equinix, Inc.	287	187,994
Equity Residential	1,054	62,186
Essex Property Trust, Inc.	201	42,596
Extra Space Storage, Inc.	415	61,080
Federal Realty Investment Trust	226	22,835
Healthpeak Properties, Inc.	1,667	41,792
Host Hotels & Resorts, Inc.	2,217	35,583
Invitation Homes, Inc.	1,801	53,382
Iron Mountain, Inc.	901	44,915
Kimco Realty Corp.	1,918	40,623
Mid-America Apartment Communities, Inc.	358	56,202
Prologis, Inc.	2,862	322,633
Public Storage	490	137,293
Realty Income Corp.	1,945	123,371
Regency Centers Corp.	477	29,812
SBA Communications Corp. Cl A	334	93,624
Simon Property Group, Inc.	1,014	119,125
UDR, Inc.	949	36,755
Ventas, Inc.	1,239	55,817

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
VICI Properties, Inc.	2,987	$96,779
Vornado Realty Trust	499	10,384
Welltower, Inc.	1,465	96,031
Weyerhaeuser Co.	2,283	70,773

		2,698,610

UTILITIES (3.1%)
AES Corp.	2,071	59,562
Alliant Energy Corp.	778	42,953
Ameren Corp.	801	71,225
American Electric Power Co., Inc.	1,593	151,255
American Water Works Co., Inc.	563	85,813
Atmos Energy Corp.	433	48,526
CenterPoint Energy, Inc.	1,952	58,541
CMS Energy Corp.	900	56,997
Consolidated Edison, Inc.	1,100	104,841
Constellation Energy Corp.	1,014	87,417
Dominion Energy, Inc.	2,584	158,451
DTE Energy Co.	600	70,518
Duke Energy Corp.	2,388	245,940

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Edison International	1,184	$75,326
Entergy Corp.	631	70,988
Evergy, Inc.	711	44,743
Eversource Energy	1,080	90,547
Exelon Corp.	3,082	133,235
FirstEnergy Corp.	1,684	70,627
NextEra Energy, Inc.	6,163	515,227
NiSource, Inc.	1,259	34,522
NRG Energy, Inc.	715	22,751
PG&E Corp.*	4,993	81,186
Pinnacle West Capital Corp.	350	26,614
PPL Corp.	2,283	66,709
Public Svc. Enterprise Group, Inc.	1,547	94,785
Sempra Energy	974	150,522
Southern Co.	3,376	241,080
WEC Energy Group, Inc.	978	91,697
Xcel Energy, Inc.	1,697	118,977

		3,171,575

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $91,750,053) 98.3%		100,379,916

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	4.02	01/24/23	$200,000	$199,490

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,490) 0.2%					199,490

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.4%)
Citibank, New York Time Deposit		3.59	01/03/23	$1,481,543	$1,481,543

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,481,543) 1.4%					1,481,543

TOTAL INVESTMENTS (Cost: $93,431,086) 99.9%					102,060,949

OTHER NET ASSETS 0.1%					79,688

NET ASSETS 100.0%					$102,140,637

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (5.0%)
Activision Blizzard, Inc.	187	14,315
Alphabet, Inc. Cl A*	1,568	138,345
Alphabet, Inc. Cl C*	1,391	123,423
AT&T, Inc.	1,871	34,445
Charter Communications, Inc. Cl A*	29	9,834
Comcast Corp. Cl A	1,133	39,621
DISH Network Corp. Cl A*	66	927
EchoStar Corp. Cl A*	706	11,776
Electronic Arts, Inc.	69	8,430
Fox Corp. Cl A	553	16,794
Fox Corp. Cl B	37	1,053
Interpublic Group of Cos., Inc.	102	3,397
Iridium Communications, Inc.*	162	8,327
Live Nation Entertainment, Inc.*	37	2,580
Lumen Technologies, Inc.	249	1,300
Match Group, Inc.*	74	3,070
Meta Platforms, Inc. Cl A*	591	71,121
Netflix, Inc.*	116	34,206
News Corp. Cl A	101	1,838
News Corp. Cl B	31	572
Omnicom Group, Inc.	53	4,323
Paramount Global Cl B	132	2,228
Take-Two Interactive Software, Inc.*	307	31,968
TEGNA, Inc.	2,100	44,499
T-Mobile US, Inc.*	157	21,980
Verizon Communications, Inc.	1,102	43,419
Walt Disney Co.*	478	41,529
Warner Bros Discovery, Inc.*	1,154	10,940

		726,260

CONSUMER DISCRETIONARY (9.8%)
Advance Auto Parts, Inc.	16	2,352
Amazon.com, Inc.*	2,330	195,720
Aptiv PLC*	158	14,715
AutoZone, Inc.*	27	66,587
Bath & Body Works, Inc.	60	2,528
Best Buy Co., Inc.	53	4,251
Bloomin’ Brands, Inc.	1,879	37,805
Booking Hldgs., Inc.*	11	22,168
BorgWarner, Inc.	62	2,495
Bright Horizons Family Solutions, Inc.*	124	7,824
Burlington Stores, Inc.*	42	8,516
Caesars Entertainment, Inc.*	311	12,938
Capri Hldgs. Ltd.*	705	40,411
CarMax, Inc.*	42	2,557
Carnival Corp.*	262	2,112
Chipotle Mexican Grill, Inc. Cl A*	8	11,100
Darden Restaurants, Inc.	210	29,049
Dollar General Corp.	59	14,529
Dollar Tree, Inc.*	56	7,921
Domino’s Pizza, Inc.	10	3,464
DR Horton, Inc.	83	7,399
eBay, Inc.	143	5,930
Etsy, Inc.*	33	3,953

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Everi Hldgs., Inc.*	607	$8,710
Expedia Group, Inc.*	40	3,504
Five Below, Inc.*	229	40,503
Ford Motor Co.	1,037	12,060
Fox Factory Hldg. Corp.*	92	8,393
Garmin Ltd.	40	3,692
General Motors Co.	374	12,581
Genuine Parts Co.	37	6,420
Golden Entertainment, Inc.*	798	29,845
Hanesbrands, Inc.	987	6,277
Hasbro, Inc.	34	2,074
Hilton Worldwide Hldgs., Inc.	72	9,098
Home Depot, Inc.	268	84,650
Las Vegas Sands Corp.*	86	4,134
Lennar Corp. Cl A	67	6,064
Lithia Motors, Inc. Cl A	59	12,080
LKQ Corp.	67	3,578
Lowe’s Cos., Inc.	163	32,476
Marriott International, Inc. Cl A	71	10,571
Marriott Vacations Worldwide Corp.	550	74,025
McDonald’s Corp.	192	50,598
MGM Resorts International	84	2,817
Mohawk Industries, Inc.*	14	1,431
Murphy USA, Inc.	35	9,784
Newell Brands, Inc.	98	1,282
NIKE, Inc. Cl B	330	38,613
Norwegian Cruise Line Hldgs. Ltd.*	110	1,346
NVR, Inc.*	5	23,063
Ollie’s Bargain Outlet Hldgs., Inc.*	665	31,149
O’Reilly Automotive, Inc.*	17	14,349
Pool Corp.	11	3,326
PulteGroup, Inc.	60	2,732
Ralph Lauren Corp. Cl A	11	1,162
Ross Stores, Inc.	92	10,678
Royal Caribbean Cruises Ltd.*	58	2,867
Skyline Champion Corp.*	115	5,924
Sonic Automotive, Inc. Cl A	817	40,254
Starbucks Corp.	301	29,859
Steven Madden Ltd.	528	16,875
Tapestry, Inc.	64	2,437
Target Corp.	121	18,034
Taylor Morrison Home Corp. Cl A*	1,330	40,366
Tesla, Inc.*	704	86,719
TJX Cos., Inc.	305	24,278
Tractor Supply Co.	180	40,495
Ulta Beauty, Inc.*	14	6,567
VF Corp.	86	2,374
Whirlpool Corp.	15	2,122
Williams-Sonoma, Inc.	114	13,101
Wynn Resorts Ltd.*	28	2,309
XPEL, Inc.*	222	13,333

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Yum! Brands, Inc.	74	$9,478

		1,426,781

CONSUMER STAPLES (5.7%)
Altria Group, Inc.	470	21,484
Archer-Daniels-Midland Co.	145	13,463
BJ’s Wholesale Club Hldgs., Inc.*	130	8,601
Boston Beer Co., Inc. Cl A*	64	21,089
Brown-Forman Corp. Cl B	48	3,153
Campbell Soup Co.	52	2,951
Church & Dwight Co., Inc.	369	29,745
Clorox Co.	32	4,490
Coca-Cola Co.	1,022	65,009
Colgate-Palmolive Co.	219	17,255
Conagra Brands, Inc.	125	4,837
Constellation Brands, Inc. Cl A	229	53,071
Costco Wholesale Corp.	116	52,954
Crimson Wine Group Ltd.*	2,301	12,909
Estee Lauder Cos., Inc. Cl A	61	15,135
Freshpet, Inc.*	383	20,211
General Mills, Inc.	156	13,081
Hershey Co.	38	8,800
Hormel Foods Corp.	76	3,462
J M Smucker Co.	28	4,437
Kellogg Co.	67	4,773
Keurig Dr Pepper, Inc.	223	7,952
Kimberly-Clark Corp.	88	11,946
Kraft Heinz Co.	209	8,508
Kroger Co.	171	7,623
Lamb Weston Hldgs., Inc.	38	3,396
McCormick & Co., Inc.	65	5,388
Molson Coors Beverage Co. Cl B	49	2,524
Mondelez International, Inc. Cl A	358	23,861
Monster Beverage Corp.*	100	10,153
PepsiCo, Inc.	361	65,218
Philip Morris International, Inc.	407	41,192
Procter & Gamble Co.	623	94,422
Sysco Corp.	133	10,168
TreeHouse Foods, Inc.*	1,889	93,279
Tyson Foods, Inc. Cl A	76	4,731
Walgreens Boots Alliance, Inc.	188	7,024
Walmart, Inc.	371	52,604

		830,899

ENERGY (6.0%)
APA Corp.	85	3,968
Baker Hughes Co. Cl A	1,764	52,091
ChampionX Corp.	1,967	57,023
Cheniere Energy, Inc.	272	40,789
Chesapeake Energy Corp.	488	46,053
Chevron Corp.	468	84,001
ConocoPhillips	328	38,704
Coterra Energy, Inc.	208	5,111
Devon Energy Corp.	971	59,726

	Shares	Value
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Diamondback Energy, Inc.	46	$6,292
EOG Resources, Inc.	154	19,946
EQT Corp.	1,135	38,397
Exxon Mobil Corp.	1,082	119,345
Halliburton Co.	238	9,365
Hess Corp.	164	23,258
Kinder Morgan, Inc.	519	9,384
Magnolia Oil & Gas Corp. Cl A	303	7,105
Marathon Oil Corp.	167	4,521
Marathon Petroleum Corp.	124	14,432
MPLX LP*	249	8,177
Northern Oil & Gas, Inc.	603	18,584
Occidental Petroleum Corp.	191	12,031
ONEOK, Inc.	117	7,687
Ovintiv, Inc.	554	28,093
PDC Energy, Inc.	566	35,930
Phillips 66	125	13,010
Pioneer Natural Resources Co.	62	14,160
Schlumberger Ltd.	372	19,887
SM Energy Co.	288	10,031
Southwestern Energy Co.*	2,370	13,864
Targa Resources Corp.	59	4,337
Valero Energy Corp.	102	12,940
Williams Cos., Inc.	1,134	37,309

		875,551

FINANCIALS (14.3%)
Aflac, Inc.	149	10,719
Allstate Corp.	70	9,492
American Equity Investment Life Hldg. Co.	371	16,925
American Express Co.	157	23,197
American Financial Group, Inc.	210	28,829
American International Group, Inc.	196	12,395
Ameriprise Financial, Inc.	252	78,465
Aon PLC Cl A	55	16,508
Arch Capital Group Ltd.*	97	6,090
Argo Group International Hldgs. Ltd.	299	7,729
Arthur J. Gallagher & Co.	55	10,370
Assurant, Inc.	14	1,751
Bank of America Corp.	1,832	60,676
Bank of Marin Bancorp	262	8,615
Bank of New York Mellon Corp.	193	8,785
Banner Corp.	474	29,957
Berkshire Hathaway, Inc. Cl B*	473	146,110
BlackRock, Inc. Cl A	39	27,637
Brookline Bancorp, Inc.	1,392	19,697
Brown & Brown, Inc.	495	28,200
Capital One Financial Corp.	101	9,389
Cboe Global Markets, Inc.	28	3,513
Charles Schwab Corp.	400	33,304
Chubb Ltd.	109	24,045
Cincinnati Financial Corp.	41	4,198
Citigroup, Inc.	508	22,977

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Citizens Financial Group, Inc.	129	$5,079
CME Group, Inc. Cl A	94	15,807
Comerica, Inc.	34	2,273
Dime Community Bancshares, Inc.	359	11,427
Discover Financial Svcs.	173	16,925
Eastern Bankshares, Inc.	2,090	36,052
Ellington Financial, Inc.	1,427	17,652
Enterprise Financial Svcs. Corp.	575	28,152
Essent Group Ltd.	620	24,106
Everest Re Group Ltd.	61	20,207
FactSet Research Systems, Inc.	10	4,012
Fifth Third Bancorp	1,058	34,713
First Financial Bankshares, Inc.	303	10,423
First Interstate BancSystem, Inc. Cl A	827	31,963
First Republic Bank	219	26,694
Franklin Resources, Inc.	74	1,952
Glacier Bancorp, Inc.	212	10,477
Globe Life, Inc.	24	2,893
Goldman Sachs Group, Inc.	89	30,561
Goosehead Insurance, Inc. Cl A*	97	3,331
Green Dot Corp. Cl A*	1,001	15,836
Hancock Whitney Corp.	616	29,808
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	135	3,912
Hartford Financial Svcs. Group, Inc.	684	51,868
Home BancShares, Inc.	1,019	23,223
Houlihan Lokey, Inc. Cl A	98	8,542
Huntington Bancshares, Inc.	378	5,330
Intercontinental Exchange, Inc.	146	14,978
Invesco Ltd.	119	2,141
iShares Core S&P 500 ETF	371	142,542
iShares Micro-Cap ETF	89	9,597
iShares Russell 2000 Growth ETF	39	8,366
JPMorgan Chase & Co.	770	103,257
KeyCorp.	1,006	17,524
Lincoln National Corp.	41	1,259
Loews Corp.	52	3,033
M&T Bank Corp.	46	6,673
MarketAxess Hldgs., Inc.	10	2,789
Marsh & McLennan Cos., Inc.	130	21,512
MetLife, Inc.	174	12,592
Metropolitan Bank Hldg. Corp.*	194	11,382
Moelis & Co. Cl A	223	8,556
Moody’s Corp.	42	11,702
Morgan Stanley	347	29,502
MSCI, Inc. Cl A	57	26,515
Nasdaq, Inc.	89	5,460
Northern Trust Corp.	55	4,867
PNC Financial Svcs. Group, Inc.	106	16,742
Primerica, Inc.	278	39,426

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Principal Financial Group, Inc.	60	$5,035
Progressive Corp.	153	19,846
Prudential Financial, Inc.	97	9,648
Raymond James Financial, Inc.	252	26,926
Regions Financial Corp.	245	5,282
Reinsurance Group of America, Inc.	90	12,788
RLI Corp.	104	13,652
S&P Global, Inc.	88	29,475
Selective Insurance Group, Inc.	329	29,153
Signature Bank	73	8,411
Starwood Property Trust, Inc.	1,112	20,383
State Street Corp.	96	7,447
Stifel Financial Corp.	148	8,639
Stock Yards Bancorp, Inc.	372	24,173
SVB Financial Group*	118	27,156
Synchrony Financial	336	11,041
T. Rowe Price Group, Inc.	59	6,434
Travelers Cos., Inc.	62	11,624
TriCo Bancshares	352	17,948
Truist Financial Corp.	348	14,974
U.S. Bancorp	355	15,482
UMB Financial Corp.	254	21,214
Voya Financial, Inc.	430	26,441
Webster Financial Corp.	325	15,385
Wells Fargo & Co.	1,000	41,290
Willis Towers Watson PLC	29	7,093
WR Berkley Corp.	54	3,919
Zions Bancorporation	160	7,866

		2,071,931

HEALTH CARE (13.9%)
Abbott Laboratories	457	50,174
AbbVie, Inc.	464	74,987
Addus HomeCare Corp.*	132	13,133
Agilent Technologies, Inc.	367	54,922
Align Technology, Inc.*	57	12,021
Alnylam Pharmaceuticals, Inc.*	53	12,595
AmerisourceBergen Corp.	42	6,960
Amgen, Inc.	140	36,770
Amicus Therapeutics, Inc.*	473	5,775
AMN Healthcare Svcs., Inc.*	110	11,310
Amphastar Pharmaceuticals, Inc.*	252	7,061
Apellis Pharmaceuticals, Inc.*	65	3,361
Arrowhead Pharmaceuticals, Inc.*	120	4,867
Axsome Therapeutics, Inc.*	92	7,096
Baxter International, Inc.	132	6,728
Beam Therapeutics, Inc.*	64	2,503
Becton Dickinson & Co.	74	18,818
BioCryst Pharmaceuticals, Inc.*	1,148	13,179
Biogen, Inc.*	67	18,554
Bio-Rad Laboratories, Inc. Cl A*	6	2,523
Bio-Techne Corp.	41	3,398
Blueprint Medicines Corp.*	85	3,724

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Boston Scientific Corp.*	376	$17,398
Bristol-Myers Squibb Co.	558	40,148
Cardinal Health, Inc.	69	5,304
Catalent, Inc.*	47	2,115
Centene Corp.*	321	26,325
Charles River Laboratories International, Inc.*	14	3,051
Chemed Corp.	29	14,802
Cigna Corp.	80	26,507
Collegium Pharmaceutical, Inc.*	319	7,401
CONMED Corp.	85	7,534
Cooper Cos., Inc.	13	4,299
Corcept Therapeutics, Inc.*	218	4,428
CVS Health Corp.	345	32,151
Danaher Corp.	172	45,652
DaVita, Inc.*	15	1,120
DENTSPLY SIRONA, Inc.	56	1,783
Dexcom, Inc.*	214	24,233
Edwards Lifesciences Corp.*	162	12,087
Elevance Health, Inc.	63	32,317
Eli Lilly & Co.	207	75,729
Emergent BioSolutions, Inc.*	211	2,492
Encompass Health Corp.	375	22,429
Envista Hldgs. Corp.*	384	12,929
Exact Sciences Corp.*	112	5,545
Gilead Sciences, Inc.	329	28,245
Halozyme Therapeutics, Inc.*	191	10,868
HCA Healthcare, Inc.	56	13,438
Henry Schein, Inc.*	36	2,875
Hologic, Inc.*	65	4,863
Horizon Therapeutics PLC*	186	21,167
Humana, Inc.	53	27,146
IDEXX Laboratories, Inc.*	48	19,582
Illumina, Inc.*	41	8,290
Incyte Corp.*	49	3,936
Insmed, Inc.*	271	5,415
Inspire Medical Systems, Inc.*	44	11,083
Insulet Corp.*	43	12,659
Intuitive Surgical, Inc.*	93	24,678
IQVIA Hldgs., Inc.*	49	10,040
iRhythm Technologies, Inc.*	69	6,463
Johnson & Johnson	686	121,182
Karuna Therapeutics, Inc.*	39	7,664
Krystal Biotech, Inc.*	61	4,832
Laboratory Corp. of America Hldgs.	97	22,842
LeMaitre Vascular, Inc.	101	4,648
Madrigal Pharmaceuticals, Inc.*	37	10,739
McKesson Corp.	38	14,255
Medpace Hldgs., Inc.*	23	4,885
Medtronic PLC	349	27,124
Merck & Co., Inc.	665	73,782
Mettler-Toledo International, Inc.*	20	28,909
Moderna, Inc.*	87	15,627

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
ModivCare, Inc.*	77	$6,909
Molina Healthcare, Inc.*	15	4,953
NanoString Technologies, Inc.*	391	3,116
Neogen Corp.*	273	4,158
NextGen Healthcare, Inc.*	1,740	32,677
Omnicell, Inc.*	108	5,445
Organon & Co.	66	1,843
OrthoPediatrics Corp.*	151	5,999
Penumbra, Inc.*	43	9,566
PerkinElmer, Inc.	33	4,627
Pfizer, Inc.	1,473	75,477
Quest Diagnostics, Inc.	30	4,693
QuidelOrtho Corp.*	226	19,361
Regeneron Pharmaceuticals, Inc.*	28	20,202
Repligen Corp.*	48	8,127
ResMed, Inc.	38	7,909
SeaSpine Hldgs. Corp.*	1,285	10,730
Shockwave Medical, Inc.*	46	9,458
Silk Road Medical, Inc.*	156	8,245
Simulations Plus, Inc.	166	6,071
STAAR Surgical Co.*	82	3,980
STERIS PLC	26	4,802
Stryker Corp.	88	21,515
Supernus Pharmaceuticals, Inc.*	1,087	38,773
Syneos Health, Inc. Cl A*	505	18,523
Tactile Systems Technology, Inc.*	370	4,248
Teleflex, Inc.	13	3,245
Tenet Healthcare Corp.*	183	8,929
Thermo Fisher Scientific, Inc.	102	56,170
Ultragenyx Pharmaceutical, Inc.*	136	6,301
UnitedHealth Group, Inc.	245	129,894
Universal Health Svcs., Inc. Cl B	17	2,395
Veeva Systems, Inc. Cl A*	80	12,910
Vericel Corp.*	503	13,249
Vertex Pharmaceuticals, Inc.*	67	19,348
Viatris, Inc.	318	3,539
Waters Corp.*	16	5,481
West Pharmaceutical Svcs., Inc.	20	4,707
Xencor, Inc.*	125	3,255
Zimmer Biomet Hldgs., Inc.	347	44,243
Zoetis, Inc. Cl A	122	17,879

		2,018,427

INDUSTRIALS (12.4%)
3M Co.	145	17,388
Advanced Drainage Systems, Inc.	169	13,853
Alaska Air Group, Inc.*	640	27,482
Allegion PLC	23	2,421
American Airlines Group, Inc.*	170	2,162
AMETEK, Inc.	60	8,383

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
AO Smith Corp.	34	$1,946
Arcosa, Inc.	398	21,627
Atkore, Inc.*	88	9,981
Axon Enterprise, Inc.*	149	24,724
Bloom Energy Corp. Cl A*	402	7,686
Boeing Co.*	147	28,002
Builders FirstSource, Inc.*	445	28,872
Carlisle Cos., Inc.	162	38,175
Carrier Global Corp.	220	9,075
Casella Waste Systems, Inc. Cl A*	125	9,914
Caterpillar, Inc.	137	32,820
CH Robinson Worldwide, Inc.	31	2,838
Chart Industries, Inc.*	122	14,058
Cintas Corp.	23	10,387
Clean Harbors, Inc.*	293	33,437
Copart, Inc.*	112	6,820
CoStar Group, Inc.*	106	8,192
Crane Hldgs. Co.	260	26,117
CSX Corp.	553	17,132
Cummins, Inc.	37	8,965
Deere & Co.	73	31,300
Delta Air Lines, Inc.*	168	5,520
Deluxe Corp.	1,290	21,904
Dover Corp.	320	43,331
Ducommun, Inc.*	279	13,939
Eaton Corp. PLC	104	16,323
EMCOR Group, Inc.	152	22,513
Emerson Electric Co.	155	14,889
Encore Wire Corp.	81	11,142
EnPro Industries, Inc.	373	40,541
Equifax, Inc.	32	6,220
ESCO Technologies, Inc.	462	40,443
Expeditors International of Washington, Inc.	42	4,365
Fastenal Co.	150	7,098
Federal Signal Corp.	474	22,027
FedEx Corp.	62	10,738
Fortive Corp.	93	5,975
Franklin Electric Co., Inc.	148	11,803
Generac Hldgs., Inc.*	99	9,965
General Dynamics Corp.	59	14,639
General Electric Co.	286	23,964
Graco, Inc.	258	17,353
HEICO Corp. Cl A	103	12,345
Honeywell International, Inc.	176	37,717
Howmet Aerospace, Inc.	97	3,823
Huntington Ingalls Industries, Inc.	11	2,537
Huron Consulting Group, Inc.*	161	11,689
ICF International, Inc.	390	38,630
IDEX Corp.	20	4,567
Illinois Tool Works, Inc.	74	16,302
Ingersoll Rand, Inc.	106	5,539
Jacobs Solutions, Inc.	203	24,374

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
JB Hunt Transport Svcs., Inc.	22	$3,836
Johnson Controls International PLC	180	11,520
KBR, Inc.	1,119	59,083
Korn Ferry	158	7,998
L-3 Harris Technologies, Inc.	124	25,818
Leidos Hldgs., Inc.	114	11,992
Lockheed Martin Corp.	61	29,676
Masco Corp.	59	2,754
Masonite International Corp.*	100	8,061
Mercury Systems, Inc.*	193	8,635
Miller Industries, Inc.	1,090	29,059
Mueller Industries, Inc.	1,366	80,594
Nordson Corp.	14	3,328
Norfolk Southern Corp.	61	15,032
Northrop Grumman Corp.	38	20,733
Old Dominion Freight Line, Inc.	162	45,972
Oshkosh Corp.	130	11,465
Otis Worldwide Corp.	110	8,614
PACCAR, Inc.	91	9,006
Parker-Hannifin Corp.	34	9,894
Pentair PLC	43	1,934
Quanta Svcs., Inc.	208	29,640
Raytheon Technologies Corp.	386	38,955
Republic Svcs., Inc. Cl A	54	6,965
Robert Half International, Inc.	29	2,141
Rockwell Automation, Inc.	31	7,985
Rollins, Inc.	60	2,192
Saia, Inc.*	31	6,500
Snap-on, Inc.	14	3,199
Southwest Airlines Co.*	155	5,219
Stanley Black & Decker, Inc.	143	10,742
Textron, Inc.	55	3,894
Trane Technologies PLC	61	10,254
TransDigm Group, Inc.	14	8,815
TransUnion	178	10,102
Trex Co., Inc.*	431	18,244
UFP Industries, Inc.	532	42,161
Union Pacific Corp.	162	33,545
United Airlines Hldgs., Inc.*	85	3,205
United Parcel Svc., Inc. Cl B	191	33,203
United Rentals, Inc.*	19	6,753
Univar Solutions, Inc.*	1,269	40,354
Verisk Analytics, Inc. Cl A	41	7,233
Vicor Corp.*	99	5,321
VSE Corp.	726	34,035
Waste Management, Inc.	99	15,531
Werner Enterprises, Inc.	444	17,875
Westinghouse Air Brake Technologies Corp.	47	4,691
WW Grainger, Inc.	12	6,675
Xylem, Inc.	47	5,197

		1,791,602

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (19.6%)
Accenture PLC Cl A	165	$44,029
Adeia, Inc.	1,285	12,182
Adobe, Inc.*	123	41,393
Advanced Micro Devices, Inc.*	423	27,398
Akamai Technologies, Inc.*	42	3,541
Altair Engineering, Inc. Cl A*	125	5,684
Amphenol Corp. Cl A	435	33,121
Analog Devices, Inc.	136	22,308
ANSYS, Inc.*	23	5,557
Apple, Inc.	3,927	510,235
Applied Materials, Inc.	226	22,008
Arista Networks, Inc.*	64	7,766
Arteris, Inc.*	491	2,111
Autodesk, Inc.*	56	10,465
Automatic Data Processing, Inc.	108	25,797
Blackline, Inc.*	83	5,583
Broadcom, Inc.	106	59,268
Broadridge Financial Solutions, Inc.	31	4,158
Cadence Design Systems, Inc.*	72	11,566
Calix, Inc.*	83	5,680
Cambium Networks Corp.*	428	9,275
CDW Corp.	36	6,429
Ceridian HCM Hldg., Inc.*	40	2,566
Ciena Corp.*	276	14,070
Cisco Systems, Inc.	1,079	51,404
Cognizant Technology Solutions Corp. Cl A	135	7,721
Coherent Corp.*	263	9,231
Cohu, Inc.*	346	11,089
Corning, Inc.	199	6,356
Credo Technology Group Hldg. Ltd.*	420	5,590
CyberArk Software Ltd.*	136	17,632
Digi International, Inc.*	193	7,054
Domo, Inc. Cl B*	347	4,941
DXC Technology Co.*	1,107	29,335
Enphase Energy, Inc.*	36	9,539
EPAM Systems, Inc.*	70	22,942
Euronet Worldwide, Inc.*	472	44,547
ExlService Hldgs., Inc.*	46	7,794
F5, Inc.*	16	2,296
Fabrinet*	64	8,206
Fidelity National Information Svcs., Inc.	156	10,585
First Solar, Inc.*	26	3,895
Fiserv, Inc.*	167	16,879
Five9, Inc.*	374	25,380
FleetCor Technologies, Inc.*	20	3,674
ForgeRock, Inc. Cl A*	252	5,738
Fortinet, Inc.*	171	8,360
Gartner, Inc.*	21	7,059
Gen Digital, Inc.	153	3,279
Global Payments, Inc.	72	7,151
Globant S.A.*	48	8,072

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Grid Dynamics Hldgs., Inc.*	320	$3,590
Guidewire Software, Inc.*	89	5,568
Hewlett Packard Enterprise Co.	1,111	17,732
HP, Inc.	233	6,261
Intel Corp.	1,083	28,624
International Business Machines Corp.	237	33,391
Intuit, Inc.	74	28,802
Jack Henry & Associates, Inc.	19	3,336
Juniper Networks, Inc.	85	2,717
Keysight Technologies, Inc.*	47	8,040
KLA Corp.	38	14,327
Lam Research Corp.	36	15,131
LivePerson, Inc.*	320	3,245
Mastercard, Inc. Cl A	223	77,544
Maximus, Inc.	103	7,553
MaxLinear, Inc. Cl A*	594	20,166
Microchip Technology, Inc.	394	27,678
Micron Technology, Inc.	286	14,294
Microsoft Corp.	1,957	469,328
MKS Instruments, Inc.	91	7,710
Model N, Inc.*	102	4,137
MongoDB, Inc. Cl A*	35	6,889
Monolithic Power Systems, Inc.	60	21,217
Motorola Solutions, Inc.	102	26,286
NetApp, Inc.	58	3,483
nLight, Inc.*	179	1,815
Novanta, Inc.*	103	13,995
NVIDIA Corp.	653	95,429
NXP Semiconductors N.V.	68	10,746
Okta, Inc. Cl A*	129	8,815
ON Semiconductor Corp.*	113	7,048
Onto Innovation, Inc.*	76	5,175
Oracle Corp.	403	32,941
Palo Alto Networks, Inc.*	123	17,163
Paychex, Inc.	84	9,707
Paycom Software, Inc.*	13	4,034
PayPal Hldgs., Inc.*	300	21,366
PDF Solutions, Inc.*	245	6,987
Perficient, Inc.*	158	11,033
PTC, Inc.*	243	29,170
Q2 Hldgs., Inc.*	115	3,090
Qorvo, Inc.*	27	2,447
QUALCOMM, Inc.	294	32,322
Qualys, Inc.*	39	4,377
Rapid7, Inc.*	193	6,558
Roper Technologies, Inc.	28	12,099
Salesforce, Inc.*	262	34,739
Seagate Technology Hldgs. PLC	51	2,683
Sequans Communications S.A.*	518	1,720
ServiceNow, Inc.*	53	20,578
Silicon Laboratories, Inc.*	50	6,783
Skyworks Solutions, Inc.	42	3,827
SolarEdge Technologies, Inc.*	14	3,966

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Splunk, Inc.*	145	$12,483
Synaptics, Inc.*	78	7,422
Synopsys, Inc.*	84	26,820
TE Connectivity Ltd.	84	9,643
Teledyne Technologies, Inc.*	110	43,990
Tenable Hldgs., Inc.*	167	6,371
Teradyne, Inc.	306	26,729
Texas Instruments, Inc.	239	39,488
Trimble, Inc.*	65	3,286
Tyler Technologies, Inc.*	11	3,546
Varonis Systems, Inc. Cl B*	209	5,003
VeriSign, Inc.*	25	5,136
Viasat, Inc.*	1,012	32,030
Visa, Inc. Cl A	429	89,129
Western Digital Corp.*	83	2,619
Xperi, Inc.*	514	4,426
Zebra Technologies Corp. Cl A*	14	3,590
Zuora, Inc. Cl A*	1,731	11,009

		2,838,321

MATERIALS (4.3%)
Air Products & Chemicals, Inc.	58	17,879
Albemarle Corp.	68	14,747
Amcor PLC	391	4,657
Ashland, Inc.	505	54,303
ATI, Inc.*	237	7,077
Avery Dennison Corp.	22	3,982
Avient Corp.	474	16,002
Ball Corp.	83	4,245
Celanese Corp. Cl A	27	2,760
CF Industries Hldgs., Inc.	52	4,430
Corteva, Inc.	188	11,051
Crown Hldgs., Inc.	891	73,249
Dow, Inc.	185	9,322
DuPont de Nemours, Inc.	131	8,991
Eastman Chemical Co.	32	2,606
Ecolab, Inc.	65	9,461
FMC Corp.	250	31,200
Freeport-McMoRan, Inc.	565	21,470
Innospec, Inc.	147	15,120
International Flavors & Fragrances, Inc.	66	6,919
International Paper Co.	94	3,255
Kaiser Aluminum Corp.	376	28,561
Linde PLC	130	42,403
Livent Corp.*	227	4,511
LyondellBasell Industries N.V. Cl A	67	5,563
Martin Marietta Materials, Inc.	17	5,746
Materion Corp.	546	47,780
Mosaic Co.	90	3,948
Newmont Corp.	381	17,983
Nucor Corp.	68	8,963
Orion Engineered Carbons S.A.	438	7,801
Packaging Corp. of America	145	18,547
PPG Industries, Inc.	143	17,981

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Sealed Air Corp.	38	$1,895
Sherwin-Williams Co.	62	14,714
Steel Dynamics, Inc.	224	21,885
Stepan Co.	97	10,327
Valvoline, Inc.	731	23,867
Vulcan Materials Co.	123	21,539
Westrock Co.	66	2,321

		629,061

REAL ESTATE (3.9%)
Alexander’s, Inc.	35	7,702
Alexandria Real Estate Equities, Inc.	126	18,354
American Tower Corp.	122	25,847
Apartment Income REIT Corp.	226	7,754
Apartment Investment & Management Co. Cl A	1,385	9,861
AvalonBay Communities, Inc.	101	16,314
Boston Properties, Inc.	38	2,568
Brandywine Realty Trust	673	4,139
Camden Property Trust	155	17,341
CBRE Group, Inc. Cl A*	83	6,388
Cousins Properties, Inc.	456	11,532
Crown Castle, Inc.	113	15,327
CTO Realty Growth, Inc.	373	6,818
Digital Realty Trust, Inc.	75	7,520
Easterly Government Properties, Inc. Cl A	937	13,371
EastGroup Properties, Inc.	50	7,403
Equinix, Inc.	24	15,721
Equity Commonwealth	687	17,154
Equity Residential	89	5,251
Essex Property Trust, Inc.	17	3,603
Extra Space Storage, Inc.	35	5,151
Federal Realty Investment Trust	19	1,920
Gaming & Leisure Properties, Inc.	234	12,189
Healthpeak Properties, Inc.	141	3,535
Highwoods Properties, Inc.	362	10,129
Host Hotels & Resorts, Inc.	1,468	23,561
Invitation Homes, Inc.	152	4,505
Iron Mountain, Inc.	76	3,789
Kilroy Realty Corp.	328	12,684
Kimco Realty Corp.	162	3,431
Life Storage, Inc.	78	7,683
LXP Industrial Trust	1,168	11,703
Mid-America Apartment Communities, Inc.	30	4,710
PotlatchDeltic Corp.	543	23,887
Prologis, Inc.	242	27,281
Public Storage	41	11,488
Realty Income Corp.	357	22,645
Regency Centers Corp.	41	2,562
Sabra Health Care REIT, Inc.	1,301	16,171
SBA Communications Corp. Cl A	112	31,395

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Simon Property Group, Inc.	85	$9,986
Sun Communities, Inc.	94	13,442
UDR, Inc.	80	3,098
Ventas, Inc.	104	4,685
VICI Properties, Inc.	252	8,165
Vornado Realty Trust	42	874
Welltower, Inc.	509	33,365
Weyerhaeuser Co.	709	21,979
Xenia Hotels & Resorts, Inc.	532	7,012

		562,993

UTILITIES (4.1%)
AES Corp.	682	19,614
Alliant Energy Corp.	66	3,644
Ameren Corp.	290	25,787
American Electric Power Co., Inc.	134	12,723
American Water Works Co., Inc.	48	7,316
Atmos Energy Corp.	126	14,121
Avista Corp.	382	16,938
Black Hills Corp.	349	24,549
CenterPoint Energy, Inc.	165	4,948
Chesapeake Utilities Corp.	106	12,527
CMS Energy Corp.	76	4,813
Consolidated Edison, Inc.	93	8,864
Constellation Energy Corp.	85	7,328
Dominion Energy, Inc.	218	13,368
DTE Energy Co.	188	22,096

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Duke Energy Corp.	202	$20,804
Edison International	100	6,362
Entergy Corp.	183	20,587
Evergy, Inc.	775	48,771
Eversource Energy	91	7,629
Exelon Corp.	260	11,240
FirstEnergy Corp.	142	5,955
IDACORP, Inc.	152	16,393
NextEra Energy, Inc.	521	43,556
NiSource, Inc.	1,211	33,206
NorthWestern Corp.	264	15,666
NRG Energy, Inc.	685	21,797
PG&E Corp.*	422	6,862
Pinnacle West Capital Corp.	30	2,281
Portland General Electric Co.	338	16,562
PPL Corp.	541	15,808
Public Svc. Enterprise Group, Inc.	462	28,307
Sempra Energy	186	28,744
Southern Co.	285	20,352
Spire, Inc.	189	13,014
WEC Energy Group, Inc.	82	7,688
Xcel Energy, Inc.	143	10,026

		600,246

TOTAL COMMON STOCKS
(Cost: $13,207,456) 99.0%		14,372,072

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.1%)
Citibank, New York Time Deposit	3.59	01/03/23	52,548	52,548
JP Morgan Chase, New York Time Deposit	3.59	01/03/23	105,062	105,063

				157,611

TOTAL TEMPORARY CASH INVESTMENT (Cost: $157,611) 1.1%				157,611

TOTAL INVESTMENTS (Cost: $13,365,067) 100.1%				14,529,683

OTHER NET ASSETS -0.1%				(18,558)

NET ASSETS 100.0%				$14,511,125

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.3%)
EchoStar Corp. Cl A*	4,224	$70,456
TEGNA, Inc.	12,560	266,147

		336,603

CONSUMER DISCRETIONARY (8.9%)
Bloomin’ Brands, Inc.	7,449	149,874
Capri Hldgs. Ltd.*	2,209	126,620
Golden Entertainment, Inc.*	1,828	68,367
Marriott Vacations Worldwide Corp.	1,280	172,275
Sonic Automotive, Inc. Cl A	3,388	166,927
Steven Madden Ltd.	1,750	55,930
Taylor Morrison Home Corp. Cl A*	5,081	154,208

		894,201

CONSUMER STAPLES (3.8%)
Crimson Wine Group Ltd.*	13,767	77,233
TreeHouse Foods, Inc.*	6,141	303,243

		380,476

ENERGY (8.5%)
ChampionX Corp.	8,920	258,591
EQT Corp.	6,213	210,186
Ovintiv, Inc.	3,317	168,205
PDC Energy, Inc.	3,386	214,943

		851,925

FINANCIALS (25.3%)
American Equity Investment Life Hldg. Co.	2,220	101,276
Argo Group International Hldgs. Ltd.	1,788	46,220
Bank of Marin Bancorp	1,565	51,457
Banner Corp.	2,837	179,298
Brookline Bancorp, Inc.	8,323	117,770
Dime Community Bancshares, Inc.	2,147	68,339
Eastern Bankshares, Inc.	12,499	215,608
Ellington Financial, Inc.	8,537	105,603
Enterprise Financial Svcs. Corp.	3,441	168,471
Essent Group Ltd.	3,711	144,284
First Interstate BancSystem, Inc. Cl A	4,945	191,124
Green Dot Corp. Cl A*	5,990	94,762
Hancock Whitney Corp.	3,685	178,317
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	809	23,445
Home BancShares, Inc.	6,098	138,973
Metropolitan Bank Hldg. Corp.*	1,158	67,940
Moelis & Co. Cl A	1,332	51,109
Selective Insurance Group, Inc.	1,967	174,296
Stifel Financial Corp.	884	51,599
Stock Yards Bancorp, Inc.	2,223	144,451
TriCo Bancshares	2,105	107,334
UMB Financial Corp.	1,519	126,867

		2,548,543

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (5.7%)
BioCryst Pharmaceuticals, Inc.*	4,756	$54,599
Emergent BioSolutions, Inc.*	1,263	14,916
NanoString Technologies, Inc.*	2,339	18,642
NextGen Healthcare, Inc.*	7,375	138,503
SeaSpine Hldgs. Corp.*	7,686	64,178
Supernus Pharmaceuticals, Inc.*	4,737	168,969
Syneos Health, Inc. Cl A*	1,740	63,823
Vericel Corp.*	1,792	47,201

		570,831

INDUSTRIALS (19.3%)
Arcosa, Inc.	2,380	129,329
Builders FirstSource, Inc.*	1,335	86,615
Deluxe Corp.	7,715	131,001
Encore Wire Corp.	484	66,579
EnPro Industries, Inc.	2,232	242,596
ICF International, Inc.	1,217	120,544
KBR, Inc.	2,781	146,837
Miller Industries, Inc.	6,519	173,796
Mueller Industries, Inc.	5,708	336,772
UFP Industries, Inc.	2,417	191,547
VSE Corp.	4,345	203,694
Werner Enterprises, Inc.	2,654	106,850

		1,936,160

INFORMATION TECHNOLOGY (4.3%)
Adeia, Inc.	7,686	72,863
Coherent Corp.*	1,575	55,282
Cohu, Inc.*	2,068	66,279
Digi International, Inc.*	1,156	42,252
MaxLinear, Inc. Cl A*	1,419	48,175
nLight, Inc.*	1,067	10,819
Sequans Communications S.A.*	3,099	10,289
Viasat, Inc.*	1,704	53,932
Xperi, Inc.*	3,075	26,476
Zuora, Inc. Cl A*	6,780	43,121

		429,488

MATERIALS (5.0%)
Avient Corp.	1,894	63,941
Kaiser Aluminum Corp.	1,823	138,475
Materion Corp.	2,694	235,752
Stepan Co.	580	61,747

		499,915

REAL ESTATE (7.4%)
Alexander’s, Inc.	125	27,507
Apartment Investment & Management Co. Cl A	8,287	59,003
Cousins Properties, Inc.	2,729	69,016
CTO Realty Growth, Inc.	2,232	40,801
Easterly Government Properties, Inc. Cl A	5,602	79,941
Equity Commonwealth	4,108	102,577
Highwoods Properties, Inc.	2,164	60,549
LXP Industrial Trust	6,986	70,000

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
PotlatchDeltic Corp.	3,250	$142,968
Sabra Health Care REIT, Inc.	7,784	96,755

		749,117

UTILITIES (5.2%)
Avista Corp.	2,286	101,361
Black Hills Corp.	2,089	146,940
NorthWestern Corp.	1,580	93,757

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Portland General Electric Co.	2,019	$98,931
Spire, Inc.	1,133	78,019

		519,008

TOTAL COMMON STOCKS
(Cost: $10,584,779) 96.7%		9,716,267

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.3%)
Citibank, New York Time Deposit	3.59	01/03/23	$334,070	$334,070

TOTAL TEMPORARY CASH INVESTMENT (Cost: $334,070) 3.3%				334,070

TOTAL INVESTMENTS (Cost: $10,918,849) 100.0%				10,050,337

OTHER NET ASSETS -0.0% (2)				(1,636)

NET ASSETS 100.0%				$10,048,701

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.8%)
Iridium Communications, Inc.*	1,496	$76,894

CONSUMER DISCRETIONARY (11.7%)
Bloomin’ Brands, Inc.	5,877	118,245
Everi Hldgs., Inc.*	5,600	80,360
Five Below, Inc.*	408	72,163
Fox Factory Hldg. Corp.*	856	78,093
Golden Entertainment, Inc.*	4,562	170,619
Marriott Vacations Worldwide Corp.	702	94,482
Murphy USA, Inc.	323	90,291
Ollie’s Bargain Outlet Hldgs., Inc.*	1,752	82,064
Skyline Champion Corp.*	1,069	55,064
Sonic Automotive, Inc. Cl A	2,326	114,602
Steven Madden Ltd.	1,646	52,606
Taylor Morrison Home Corp. Cl A*	1,358	41,215
XPEL, Inc.*	2,059	123,664

		1,173,468

CONSUMER STAPLES (3.7%)
BJ’s Wholesale Club Hldgs., Inc.*	1,188	78,598
Boston Beer Co., Inc. Cl A*	202	66,563
Freshpet, Inc.*	1,347	71,081
TreeHouse Foods, Inc.*	3,268	161,374

		377,616

ENERGY (7.2%)
ChampionX Corp.	4,401	127,585
Chesapeake Energy Corp.	1,497	141,272
Magnolia Oil & Gas Corp. Cl A	2,830	66,364
Northern Oil & Gas, Inc.	5,505	169,664
SM Energy Co.	2,687	93,588
Southwestern Energy Co.*	21,604	126,383

		724,856

FINANCIALS (6.5%)
First Financial Bankshares, Inc.	2,804	96,458
Glacier Bancorp, Inc.	1,958	96,764
Goosehead Insurance, Inc. Cl A*	863	29,635
Houlihan Lokey, Inc. Cl A	904	78,793
iShares Micro-Cap ETF	840	90,577
iShares Russell 2000 Growth ETF	250	53,630
Primerica, Inc.	548	77,717
RLI Corp.	973	127,726

		651,300

HEALTH CARE (22.7%)
Addus HomeCare Corp.*	1,224	121,776
Amicus Therapeutics, Inc.*	4,389	53,590
AMN Healthcare Svcs., Inc.*	1,022	105,082
Amphastar Pharmaceuticals, Inc.*	2,381	66,716
Apellis Pharmaceuticals, Inc.*	603	31,181

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Arrowhead Pharmaceuticals, Inc.*	1,055	$42,791
Axsome Therapeutics, Inc.*	853	65,792
Beam Therapeutics, Inc.*	605	23,662
BioCryst Pharmaceuticals, Inc.*	3,265	37,482
Blueprint Medicines Corp.*	745	32,638
Collegium Pharmaceutical, Inc.*	2,934	68,069
CONMED Corp.	790	70,026
Corcept Therapeutics, Inc.*	2,028	41,189
Halozyme Therapeutics, Inc.*	1,748	99,461
Insmed, Inc.*	2,503	50,010
Inspire Medical Systems, Inc.*	405	102,011
iRhythm Technologies, Inc.*	640	59,949
Karuna Therapeutics, Inc.*	359	70,543
Krystal Biotech, Inc.*	510	40,402
LeMaitre Vascular, Inc.	936	43,075
Madrigal Pharmaceuticals, Inc.*	338	98,104
Medpace Hldgs., Inc.*	209	44,394
ModivCare, Inc.*	721	64,695
Neogen Corp.*	2,511	38,242
NextGen Healthcare, Inc.*	4,624	86,839
Omnicell, Inc.*	1,005	50,672
OrthoPediatrics Corp.*	1,336	53,079
QuidelOrtho Corp.*	761	65,195
Shockwave Medical, Inc.*	426	87,590
Silk Road Medical, Inc.*	1,443	76,263
Simulations Plus, Inc.	1,514	55,367
STAAR Surgical Co.*	772	37,473
Supernus Pharmaceuticals, Inc.*	2,696	96,166
Tactile Systems Technology, Inc.*	3,395	38,975
Tenet Healthcare Corp.*	1,681	82,016
Vericel Corp.*	1,863	49,071
Xencor, Inc.*	1,134	29,529

		2,279,115

INDUSTRIALS (19.0%)
Atkore, Inc.*	826	93,685
Bloom Energy Corp. Cl A*	3,710	70,935
Casella Waste Systems, Inc. Cl A*	1,135	90,017
Chart Industries, Inc.*	1,132	130,440
Ducommun, Inc.*	2,638	131,794
EMCOR Group, Inc.	1,392	206,169
ESCO Technologies, Inc.	1,914	167,552
Federal Signal Corp.	4,262	198,055
Franklin Electric Co., Inc.	1,391	110,932
Huron Consulting Group, Inc.*	1,491	108,247
ICF International, Inc.	1,732	171,555
Korn Ferry	1,479	74,867
Masonite International Corp.*	924	74,484
Mercury Systems, Inc.*	1,825	81,650
Saia, Inc.*	283	59,339
UFP Industries, Inc.	1,184	93,832
Vicor Corp.*	914	49,128

		1,912,681

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (17.8%)
Altair Engineering, Inc. Cl A*	1,082	$49,199
Arteris, Inc.*	4,384	18,851
Blackline, Inc.*	763	51,327
Calix, Inc.*	769	52,623
Cambium Networks Corp.*	4,001	86,702
Credo Technology Group Hldg. Ltd.*	3,927	52,268
CyberArk Software Ltd.*	473	61,325
Domo, Inc. Cl B*	3,216	45,796
ExlService Hldgs., Inc.*	432	73,194
Fabrinet*	587	75,265
Five9, Inc.*	1,021	69,285
ForgeRock, Inc. Cl A*	2,290	52,143
Globant S.A.*	435	73,150
Grid Dynamics Hldgs., Inc.*	2,947	33,065
LivePerson, Inc.*	2,902	29,426
Maximus, Inc.	918	67,317
MaxLinear, Inc. Cl A*	3,292	111,763
Model N, Inc.*	946	38,370
Novanta, Inc.*	968	131,522
Onto Innovation, Inc.*	715	48,684
PDF Solutions, Inc.*	2,232	63,657
Perficient, Inc.*	1,447	101,044
Q2 Hldgs., Inc.*	1,053	28,294
Qualys, Inc.*	354	39,730
Rapid7, Inc.*	1,787	60,722
Silicon Laboratories, Inc.*	457	62,001
Synaptics, Inc.*	726	69,086

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Tenable Hldgs., Inc.*	1,546	$58,980
Varonis Systems, Inc. Cl B*	1,930	46,204
Zuora, Inc. Cl A*	5,572	35,438

		1,786,431

MATERIALS (5.8%)
ATI, Inc.*	2,245	67,036
Avient Corp.	1,431	48,311
Innospec, Inc.	1,361	139,992
Kaiser Aluminum Corp.	651	49,450
Livent Corp.*	2,073	41,190
Materion Corp.	894	78,234
Orion Engineered Carbons S.A.	4,034	71,846
Valvoline, Inc.	2,580	84,237

		580,296

REAL ESTATE (1.3%)
EastGroup Properties, Inc.	473	70,033
Xenia Hotels & Resorts, Inc.	4,957	65,333

		135,366

UTILITIES (1.4%)
Chesapeake Utilities Corp.	904	106,835
IDACORP, Inc.	342	36,885

		143,720

TOTAL COMMON STOCKS
(Cost: $10,305,138) 97.9%		9,841,743

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.2%)
Citibank, New York Time Deposit	3.59	01/03/23	$225,069	$225,069

TOTAL TEMPORARY CASH INVESTMENT (Cost: $225,069) 2.2%				225,069

TOTAL INVESTMENTS (Cost: $10,530,207) 100.1%				10,066,812

OTHER NET ASSETS -0.1%				(8,855)

NET ASSETS 100.0%				$10,057,957

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
AMC Networks, Inc. Cl A*	221	$3,463
ATN International, Inc.	85	3,851
Cars.com, Inc.*	488	6,720
Cinemark Hldgs., Inc.*	844	7,309
Cogent Communications Hldgs., Inc.	337	19,236
Consolidated Communications Hldgs., Inc.*	581	2,080
EW Scripps Co. Cl A*	456	6,015
Gannett Co., Inc.*	1,149	2,332
Gogo, Inc.*	511	7,542
Marcus Corp.	192	2,763
QuinStreet, Inc.*	397	5,697
Scholastic Corp.	234	9,234
Shenandoah Telecommunications Co.	395	6,272
Shutterstock, Inc.	189	9,964
TechTarget, Inc.*	213	9,385
Telephone & Data Systems, Inc.	786	8,245
Thryv Hldgs., Inc.*	242	4,598
Yelp, Inc. Cl A*	549	15,010

		129,716

CONSUMER DISCRETIONARY (12.4%)
Aaron’s Co., Inc.	243	2,904
Abercrombie & Fitch Co. Cl A*	389	8,912
Academy Sports & Outdoors, Inc.	628	32,998
Adtalem Global Education, Inc.*	358	12,709
American Axle & Manufacturing Hldgs., Inc.*	902	7,054
American Eagle Outfitters, Inc.	1,370	19,125
America’s Car-Mart, Inc.*	46	3,324
Asbury Automotive Group, Inc.*	175	31,369
Bed Bath & Beyond, Inc.*	603	1,514
Big Lots, Inc.	228	3,352
BJ’s Restaurants, Inc.*	184	4,854
Bloomin’ Brands, Inc.	691	13,903
Boot Barn Hldgs., Inc.*	235	14,692
Brinker International, Inc.*	347	11,073
Buckle, Inc.	233	10,567
Caleres, Inc.	287	6,394
Cavco Industries, Inc.*	66	14,932
Century Communities, Inc.	223	11,152
Cheesecake Factory, Inc.	377	11,955
Chico’s FAS, Inc.*	984	4,841
Children’s Place, Inc.*	103	3,751
Chuy’s Hldgs., Inc.*	142	4,019
Dave & Buster’s Entertainment, Inc.*	331	11,731
Designer Brands, Inc. Cl A	400	3,912
Dine Brands Global, Inc.	124	8,010
Dorman Products, Inc.*	223	18,034
El Pollo Loco Hldgs., Inc.	155	1,544
Ethan Allen Interiors, Inc.	180	4,756
Frontdoor, Inc.*	642	13,354

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Genesco, Inc.*	98	$4,510
Gentherm, Inc.*	262	17,106
G-III Apparel Group Ltd.*	337	4,620
Golden Entertainment, Inc.*	173	6,470
Green Brick Partners, Inc.*	214	5,185
Group 1 Automotive, Inc.	115	20,743
Guess?, Inc.	240	4,966
Haverty Furniture Cos., Inc.	105	3,139
Hibbett, Inc.	101	6,890
Installed Building Products, Inc.	185	15,836
iRobot Corp.*	215	10,348
Jack in the Box, Inc.	166	11,326
Kontoor Brands, Inc.	389	15,556
La-Z-Boy, Inc.	339	7,736
LCI Industries	201	18,582
Leslie’s, Inc.*	1,167	14,249
LGI Homes, Inc.*	162	15,001
Liquidity Svcs., Inc.*	213	2,995
M/I Homes, Inc.*	216	9,975
MarineMax, Inc.*	170	5,307
MDC Hldgs., Inc.	449	14,188
Meritage Homes Corp.*	288	26,554
Mister Car Wash, Inc.*	623	5,750
Monarch Casino & Resort, Inc.*	105	8,073
Monro, Inc.	248	11,210
Motorcar Parts of America, Inc.*	152	1,803
Movado Group, Inc.	125	4,031
National Vision Hldgs., Inc.*	621	24,070
ODP Corp.*	318	14,482
Oxford Industries, Inc.	118	10,995
Patrick Industries, Inc.	170	10,302
Perdoceo Education Corp.*	529	7,353
PetMed Express, Inc.	166	2,938
Rent-A-Center, Inc.	395	8,907
Ruth’s Hospitality Group, Inc.	239	3,700
Sally Beauty Hldgs., Inc.*	842	10,542
Shake Shack, Inc. Cl A*	294	12,210
Shoe Carnival, Inc.	135	3,228
Signet Jewelers Ltd.	364	24,752
Six Flags Entertainment Corp.*	583	13,555
Sleep Number Corp.*	174	4,520
Sonic Automotive, Inc. Cl A	132	6,504
Sonos, Inc.*	1,001	16,917
Standard Motor Products, Inc.	148	5,150
Steven Madden Ltd.	576	18,409
Strategic Education, Inc.	176	13,784
Stride, Inc.*	322	10,072
Sturm Ruger & Co., Inc.	139	7,036
Tri Pointe Homes, Inc.*	794	14,760
Universal Electronics, Inc.*	95	1,977
Urban Outfitters, Inc.*	472	11,257
Vista Outdoor, Inc.*	445	10,845
Winnebago Industries, Inc.	240	12,648
Wolverine World Wide, Inc.	620	6,777
WW International, Inc.*	422	1,629

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
XPEL, Inc.*	155	$9,309
Zumiez, Inc.*	123	2,674

		870,186

CONSUMER STAPLES (5.1%)
Andersons, Inc.	245	8,572
B&G Foods, Inc.	564	6,289
Calavo Growers, Inc.	140	4,116
Cal-Maine Foods, Inc.	299	16,281
Central Garden & Pet Co.*	77	2,884
Central Garden & Pet Co. Cl A*	327	11,707
Chefs’ Warehouse, Inc.*	268	8,919
Edgewell Personal Care Co.	408	15,724
elf Beauty, Inc.*	395	21,843
Fresh Del Monte Produce, Inc.	241	6,312
Hain Celestial Group, Inc.*	703	11,374
Hostess Brands, Inc. Cl A*	1,054	23,652
Inter Parfums, Inc.	141	13,609
J&J Snack Foods Corp.	118	17,666
John B Sanfilippo & Son, Inc.	71	5,774
Medifast, Inc.	86	9,920
MGP Ingredients, Inc.	122	12,978
National Beverage Corp.*	184	8,561
Nu Skin Enterprises, Inc. Cl A	389	16,400
PriceSmart, Inc.	197	11,974
Seneca Foods Corp. Cl A*	42	2,560
Simply Good Foods Co.*	662	25,176
SpartanNash Co.	278	8,407
Tootsie Roll Industries, Inc.	140	5,960
TreeHouse Foods, Inc.*	398	19,653
United Natural Foods, Inc.*	459	17,768
Universal Corp.	194	10,245
USANA Health Sciences, Inc.*	88	4,682
Vector Group Ltd.	1,035	12,275
WD-40 Co.	107	17,249

		358,530

ENERGY (4.5%)
Archrock, Inc.	1,053	9,456
Bristow Group, Inc.*	186	5,046
Callon Petroleum Co.*	403	14,947
Civitas Resources, Inc.	409	23,693
CONSOL Energy, Inc.	258	16,770
Core Laboratories N.V.	365	7,399
DMC Global, Inc.*	146	2,838
Dorian LPG Ltd.	251	4,756
Dril-Quip, Inc.*	267	7,254
Green Plains, Inc.*	466	14,213
Helix Energy Solutions Group, Inc.*	1,123	8,288
Helmerich & Payne, Inc.	829	41,094
Laredo Petroleum, Inc.*	133	6,839
Nabors Industries Ltd.*	71	10,996
Oceaneering International, Inc.*	789	13,800
Oil States International, Inc.*	503	3,752
Par Pacific Hldgs., Inc.*	437	10,160

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Patterson-UTI Energy, Inc.	1,706	$28,729
ProPetro Hldg. Corp.*	756	7,840
Ranger Oil Corp. Cl A	151	6,105
REX American Resources Corp.*	123	3,919
RPC, Inc.	655	5,823
SM Energy Co.	966	33,646
Talos Energy, Inc.*	514	9,704
US Silica Hldgs., Inc.*	596	7,450
World Fuel Svcs. Corp.	488	13,337

		317,854

FINANCIALS (19.6%)
Ambac Financial Group, Inc.*	354	6,174
American Equity Investment Life Hldg. Co.	547	24,954
Ameris Bancorp	513	24,183
AMERISAFE, Inc.	151	7,847
Apollo Commercial Real Estate Finance, Inc.	1,018	10,954
ARMOUR Residential REIT, Inc.	1,039	5,850
Assured Guaranty Ltd.	472	29,387
Axos Financial, Inc.*	421	16,091
B Riley Financial, Inc.	126	4,309
Banc of California, Inc.	441	7,025
BancFirst Corp.	138	12,169
Bancorp, Inc.*	441	12,516
BankUnited, Inc.	608	20,654
Banner Corp.	269	17,001
Berkshire Hills Bancorp, Inc.	355	10,614
Blucora, Inc.*	377	9,625
Bread Financial Hldgs., Inc.	393	14,800
Brightsphere Investment Group, Inc.	255	5,248
Brookline Bancorp, Inc.	605	8,561
Capitol Federal Financial, Inc.	1,016	8,788
Central Pacific Financial Corp.	215	4,360
City Hldg. Co.	117	10,892
Columbia Banking System, Inc.	619	18,650
Community Bank System, Inc.	423	26,628
Customers Bancorp, Inc.*	241	6,830
CVB Financial Corp.	1,034	26,625
Dime Community Bancshares, Inc.	255	8,117
Donnelley Financial Solutions, Inc.*	197	7,614
Eagle Bancorp, Inc.	252	11,106
Ellington Financial, Inc.	451	5,579
Employers Hldgs., Inc.	214	9,230
Encore Capital Group, Inc.*	184	8,821
Enova International, Inc.*	248	9,516
EZCORP, Inc. Cl A*	423	3,447
FB Financial Corp.	277	10,011
First BanCorp.	1,453	18,482

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
First Bancorp/Southern Pines NC	281	$12,038
First Commonwealth Financial Corp.	735	10,268
First Financial Bancorp	746	18,076
First Hawaiian, Inc.	1,005	26,170
Franklin BSP Realty Trust, Inc.	649	8,372
Genworth Financial, Inc. Cl A*	3,905	20,657
Granite Point Mortgage Trust, Inc.	412	2,208
Green Dot Corp. Cl A*	369	5,838
Hanmi Financial Corp.	240	5,940
HCI Group, Inc.	55	2,177
Heritage Financial Corp.	277	8,487
Hilltop Hldgs., Inc.	361	10,834
HomeStreet, Inc.	140	3,861
Hope Bancorp, Inc.	940	12,041
Horace Mann Educators Corp.	322	12,033
Independent Bank Corp.	360	30,395
Independent Bank Group, Inc.	279	16,762
Invesco Mortgage Capital, Inc.	278	3,539
iShares Core S&P Small-Cap ETF	1,243	117,638
James River Group Hldgs. Ltd.	295	6,168
KKR Real Estate Finance Trust, Inc.	452	6,310
Lakeland Financial Corp.	200	14,594
LendingTree, Inc.*	86	1,834
Mercury General Corp.	210	7,182
Mr Cooper Group, Inc.*	556	22,312
National Bank Hldgs. Corp. Cl A	296	12,453
NBT Bancorp, Inc.	337	14,633
New York Mortgage Trust, Inc.	2,919	7,473
NMI Hldgs., Inc. Cl A*	658	13,752
Northfield Bancorp, Inc.	331	5,207
Northwest Bancshares, Inc.	999	13,966
OFG Bancorp	375	10,335
Pacific Premier Bancorp, Inc.	748	23,607
Palomar Hldgs., Inc.*	199	8,987
Park National Corp.	114	16,046
Pathward Financial, Inc.	227	9,772
PennyMac Mortgage Investment Trust	700	8,673
Piper Sandler Cos.	111	14,451
PRA Group, Inc.*	307	10,370
Preferred Bank	104	7,760
ProAssurance Corp.	425	7,425
PROG Hldgs., Inc.*	394	6,655
Provident Financial Svcs., Inc.	593	12,666
Ready Capital Corp.	774	8,622
Redwood Trust, Inc.	892	6,030
Renasant Corp.	441	16,577
S&T Bancorp, Inc.	307	10,493
Safety Insurance Group, Inc.	116	9,774
Seacoast Banking Corp. of Florida	559	17,435

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
ServisFirst Bancshares, Inc.	385	$26,530
Simmons First National Corp. Cl A	999	21,558
SiriusPoint Ltd.*	669	3,947
Southside Bancshares, Inc.	240	8,638
Stellar Bancorp, Inc.	350	10,311
Stewart Information Svcs. Corp.	214	9,144
StoneX Group, Inc.*	136	12,961
Tompkins Financial Corp.	100	7,758
Triumph Financial, Inc.*	179	8,748
Trupanion, Inc.*	277	13,166
TrustCo Bank Corp.	150	5,639
Trustmark Corp.	480	16,757
Two Harbors Investment Corp.	680	10,724
United Community Banks, Inc.	836	28,257
United Fire Group, Inc.	171	4,679
Universal Insurance Hldgs., Inc.	217	2,298
Veritex Hldgs., Inc.	425	11,934
Virtus Investment Partners, Inc.	54	10,338
Walker & Dunlop, Inc.	242	18,992
Westamerica BanCorp	212	12,510
WisdomTree, Inc.	894	4,872
World Acceptance Corp.*	27	1,780
WSFS Financial Corp.	485	21,990

		1,375,085

HEALTH CARE (10.9%)
AdaptHealth Corp. Cl A*	605	11,628
Addus HomeCare Corp.*	127	12,635
Agiliti, Inc.*	262	4,273
Allscripts Healthcare Solutions, Inc.*	860	15,170
AMN Healthcare Svcs., Inc.*	341	35,062
Amphastar Pharmaceuticals, Inc.*	297	8,322
AngioDynamics, Inc.*	308	4,241
ANI Pharmaceuticals, Inc.*	96	3,862
Anika Therapeutics, Inc.*	115	3,404
Apollo Medical Hldgs., Inc.*	312	9,232
Arcus Biosciences, Inc.*	411	8,499
Artivion, Inc.*	318	3,854
Avanos Medical, Inc.*	366	9,904
Avid Bioservices, Inc.*	489	6,734
BioLife Solutions, Inc.*	270	4,914
Cara Therapeutics, Inc.*	356	3,823
Cardiovascular Systems, Inc.*	329	4,481
Catalyst Pharmaceuticals, Inc.*	753	14,006
Coherus Biosciences, Inc.*	508	4,023
Collegium Pharmaceutical, Inc.*	265	6,148
Community Health Systems, Inc.*	986	4,259
Computer Programs & Systems, Inc.*	112	3,049
CONMED Corp.	240	21,274
Contra Progenics Pharmaceuticals, Inc. — contingent value rights*	384	0	††

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Corcept Therapeutics, Inc.*	754	$15,314
CorVel Corp.*	72	10,464
Cross Country Healthcare, Inc.*	279	7,413
Cutera, Inc.*	141	6,235
Cytokinetics, Inc.*	745	34,136
Dynavax Technologies Corp.*	933	9,927
Eagle Pharmaceuticals, Inc.*	82	2,397
Embecta Corp.	455	11,507
Emergent BioSolutions, Inc.*	350	4,133
Enanta Pharmaceuticals, Inc.*	154	7,164
Enhabit, Inc.*	391	5,146
Ensign Group, Inc.	437	41,345
Fulgent Genetics, Inc.*	156	4,646
Glaukos Corp.*	376	16,424
Harmony Biosciences Hldgs., Inc.*	234	12,893
HealthStream, Inc.*	190	4,720
Heska Corp.*	81	5,035
Innoviva, Inc.*	495	6,559
Inogen, Inc.*	181	3,567
Integer Hldgs. Corp.*	261	17,868
Ironwood Pharmaceuticals, Inc. Cl A*	1,050	13,009
iTeos Therapeutics, Inc.*	194	3,789
Joint Corp.*	115	1,608
LeMaitre Vascular, Inc.	153	7,041
Ligand Pharmaceuticals, Inc.*	127	8,484
Meridian Bioscience, Inc.*	345	11,457
Merit Medical Systems, Inc.*	448	31,638
Mesa Laboratories, Inc.	40	6,648
ModivCare, Inc.*	100	8,973
Myriad Genetics, Inc.*	638	9,257
Nektar Therapeutics Cl A*	1,479	3,343
NeoGenomics, Inc.*	994	9,185
NextGen Healthcare, Inc.*	431	8,094
NuVasive, Inc.*	410	16,908
OmniAb, Inc. Cl CR3*	49	0	††
OmniAb, Inc. Cl CR4*	49	0	††
OptimizeRx Corp.*	135	2,268
OraSure Technologies, Inc.*	572	2,757
Organogenesis Hldgs., Inc. Cl A*	557	1,498
Orthofix Medical, Inc.*	158	3,244
Owens & Minor, Inc.*	600	11,718
Pacira BioSciences, Inc.*	361	13,938
Pediatrix Medical Group, Inc.*	645	9,585
Pennant Group, Inc.*	222	2,438
Phibro Animal Health Corp. Cl A	160	2,146
Prestige Consumer Healthcare, Inc.*	390	24,414
RadNet, Inc.*	384	7,231
REGENXBIO, Inc.*	297	6,736
Select Medical Hldgs. Corp.	819	20,336
Simulations Plus, Inc.	127	4,644
Supernus Pharmaceuticals, Inc.*	425	15,160

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Surmodics, Inc.*	111	$3,787
uniQure N.V.*	325	7,368
US Physical Therapy, Inc.	103	8,346
Vanda Pharmaceuticals, Inc.*	446	3,296
Varex Imaging Corp.*	314	6,374
Vericel Corp.*	372	9,798
Vir Biotechnology, Inc.*	597	15,110
Xencor, Inc.*	472	12,291
Zimvie, Inc.*	165	1,541
Zynex, Inc.	171	2,379

		767,527

INDUSTRIALS (16.8%)
3D Systems Corp.*	1,032	7,637
AAON, Inc.	331	24,931
AAR Corp.*	263	11,809
ABM Industries, Inc.	521	23,143
Aerojet Rocketdyne Hldgs., Inc.*	596	33,334
AeroVironment, Inc.*	197	16,875
Alamo Group, Inc.	81	11,470
Albany International Corp. Cl A	245	24,155
Allegiant Travel Co.*	123	8,363
American Woodmark Corp.*	131	6,401
Apogee Enterprises, Inc.	175	7,781
Applied Industrial Technologies, Inc.	304	38,313
ArcBest Corp.	193	13,518
Arcosa, Inc.	381	20,704
Astec Industries, Inc.	179	7,278
Atlas Air Worldwide Hldgs., Inc.*	203	20,462
AZZ, Inc.	196	7,879
Barnes Group, Inc.	398	16,258
Boise Cascade Co.	311	21,356
Brady Corp. Cl A	365	17,192
CIRCOR International, Inc.*	161	3,858
Comfort Systems USA, Inc.	282	32,453
CoreCivic, Inc.*	905	10,462
Deluxe Corp.	340	5,773
DXP Enterprises, Inc.*	124	3,416
Encore Wire Corp.	145	19,946
Enerpac Tool Group Corp. Cl A	448	11,402
EnPro Industries, Inc.	164	17,825
ESCO Technologies, Inc.	204	17,858
Exponent, Inc.	399	39,537
Federal Signal Corp.	477	22,166
Forrester Research, Inc.*	89	3,183
Forward Air Corp.	210	22,027
Franklin Electric Co., Inc.	307	24,483
GEO Group, Inc.*	977	10,698
Gibraltar Industries, Inc.*	244	11,195
GMS, Inc.*	334	16,633
Granite Construction, Inc.	344	12,064
Greenbrier Cos., Inc.	258	8,651
Griffon Corp.	373	13,350
Harsco Corp.*	626	3,938

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Hawaiian Hldgs., Inc.*	405	$4,155
Healthcare Svcs. Group, Inc.	583	6,996
Heartland Express, Inc.	367	5,630
Heidrick & Struggles International, Inc.	156	4,363
Hillenbrand, Inc.	547	23,341
HNI Corp.	326	9,268
Hub Group, Inc. Cl A*	257	20,429
Insteel Industries, Inc.	154	4,238
Interface, Inc. Cl A	458	4,520
John Bean Technologies Corp.	251	22,924
Kaman Corp.	221	4,928
KAR Auction Svcs., Inc.*	857	11,184
Kelly Svcs., Inc. Cl A	273	4,614
Korn Ferry	420	21,260
Lindsay Corp.	87	14,168
Marten Transport Ltd.	453	8,960
Masterbrand, Inc.*	1,017	7,678
Matson, Inc.	298	18,628
Matthews International Corp. Cl A	241	7,336
MillerKnoll, Inc.	594	12,480
Moog, Inc. Cl A	228	20,009
Mueller Industries, Inc.	448	26,432
MYR Group, Inc.*	131	12,061
National Presto Industries, Inc.	40	2,738
NOW, Inc.*	869	11,036
NV5 Global, Inc.*	98	12,967
Park Aerospace Corp.	153	2,052
PGT Innovations, Inc.*	472	8,477
Pitney Bowes, Inc.	1,273	4,837
Powell Industries, Inc.	72	2,533
Proto Labs, Inc.*	214	5,463
Quanex Building Products Corp.	261	6,180
Resideo Technologies, Inc.*	1,148	18,885
Resources Connection, Inc.	252	4,632
SkyWest, Inc.*	398	6,571
SPX Technologies, Inc.*	356	23,371
Standex International Corp.	95	9,729
Sun Country Airlines Hldgs., Inc.*	257	4,076
Tennant Co.	147	9,051
Titan International, Inc.*	401	6,143
Trinity Industries, Inc.	641	18,954
Triumph Group, Inc.*	512	5,386
TrueBlue, Inc.*	258	5,052
UFP Industries, Inc.	485	38,436
UniFirst Corp.	119	22,966
Veritiv Corp.	107	13,023
Viad Corp.*	163	3,976
Wabash National Corp.	378	8,543

		1,180,456

INFORMATION TECHNOLOGY (12.7%)
8x8, Inc.*	877	3,789
A10 Networks, Inc.	503	8,365

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Adeia, Inc.	826	$7,830
ADTRAN Hldgs., Inc.	556	10,447
Advanced Energy Industries, Inc.	295	25,305
Agilysys, Inc.*	156	12,346
Alarm.com Hldgs., Inc.*	393	19,446
Alpha & Omega Semiconductor Ltd.*	175	5,000
Arlo Technologies, Inc.*	695	2,439
Avid Technology, Inc.*	262	6,967
Axcelis Technologies, Inc.*	259	20,554
Badger Meter, Inc.	231	25,186
Benchmark Electronics, Inc.	277	7,393
Cerence, Inc.*	310	5,744
CEVA, Inc.*	183	4,681
Clearfield, Inc.*	90	8,473
Cohu, Inc.*	375	12,019
Comtech Telecommunications Corp.	218	2,646
Consensus Cloud Solutions, Inc.*	139	7,473
Corsair Gaming, Inc.*	303	4,112
CSG Systems International, Inc.	239	13,671
CTS Corp.	251	9,894
Digi International, Inc.*	278	10,161
Digital Turbine, Inc.*	709	10,805
Diodes, Inc.*	358	27,258
Ebix, Inc.	185	3,693
ePlus, Inc.*	212	9,387
EVERTEC, Inc.	513	16,611
Extreme Networks, Inc.*	1,033	18,914
Fabrinet*	288	36,927
FARO Technologies, Inc.*	147	4,323
FormFactor, Inc.*	606	13,471
Harmonic, Inc.*	830	10,873
Ichor Hldgs. Ltd.*	227	6,088
Insight Enterprises, Inc.*	239	23,965
InterDigital, Inc.	234	11,578
Itron, Inc.*	356	18,031
Knowles Corp.*	716	11,757
Kulicke & Soffa Industries, Inc.	457	20,227
LivePerson, Inc.*	551	5,587
LiveRamp Hldgs., Inc.*	523	12,259
MaxLinear, Inc. Cl A*	569	19,318
Methode Electronics, Inc.	288	12,779
NETGEAR, Inc.*	228	4,129
NetScout Systems, Inc.*	539	17,523
OneSpan, Inc.*	278	3,111
Onto Innovation, Inc.*	390	26,555
OSI Systems, Inc.*	124	9,860
Payoneer Global, Inc.*	1,570	8,588
PC Connection, Inc.	89	4,174
PDF Solutions, Inc.*	233	6,645
Perficient, Inc.*	273	19,064
Photronics, Inc.*	486	8,179
Plexus Corp.*	218	22,439

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Progress Software Corp.	339	$17,103
Rambus, Inc.*	846	30,304
Rogers Corp.*	148	17,662
Sabre Corp.*	2,583	15,963
Sanmina Corp.*	452	25,895
ScanSource, Inc.*	199	5,815
Semtech Corp.*	499	14,316
SMART Global Hldgs., Inc.*	383	5,699
SPS Commerce, Inc.*	284	36,474
TTEC Hldgs., Inc.	149	6,575
TTM Technologies, Inc.*	804	12,124
Ultra Clean Hldgs., Inc.*	358	11,868
Unisys Corp.*	534	2,729
Veeco Instruments, Inc.*	405	7,525
Viavi Solutions, Inc.*	1,781	18,718
Xperi, Inc.*	329	2,833

		889,662

MATERIALS (5.5%)
AdvanSix, Inc.	217	8,250
American Vanguard Corp.	219	4,754
Arconic Corp.*	799	16,907
ATI, Inc.*	1,018	30,397
Balchem Corp.	253	30,894
Carpenter Technology Corp.	382	14,111
Century Aluminum Co.*	403	3,297
Clearwater Paper Corp.*	132	4,991
Compass Minerals International, Inc.	268	10,988
FutureFuel Corp.	204	1,659
Hawkins, Inc.	149	5,751
Haynes International, Inc.	99	4,523
HB Fuller Co.	420	30,080
Innospec, Inc.	195	20,058
Kaiser Aluminum Corp.	126	9,571
Koppers Hldgs., Inc.	165	4,653
Livent Corp.*	1,411	28,037
Materion Corp.	162	14,177
Mativ Hldgs., Inc.	433	9,050
Mercer International, Inc.	318	3,702
Minerals Technologies, Inc.	256	15,544
Myers Industries, Inc.	288	6,402
O-I Glass, Inc.*	1,221	20,232
Olympic Steel, Inc.	76	2,552
Quaker Chemical Corp.	108	18,025
Rayonier Advanced Materials, Inc.*	504	4,838
Stepan Co.	167	17,779
SunCoke Energy, Inc.	657	5,670
Sylvamo Corp.	261	12,682
TimkenSteel Corp.*	312	5,669
Tredegar Corp.	198	2,024
Trinseo PLC	276	6,268
Warrior Met Coal, Inc.	407	14,098

		387,633

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (7.7%)
Acadia Realty Trust	747	$10,720
Agree Realty Corp.	696	49,367
Alexander & Baldwin, Inc.	571	10,695
American Assets Trust, Inc.	410	10,865
Anywhere Real Estate, Inc.*	862	5,508
Armada Hoffler Properties, Inc.	533	6,130
Brandywine Realty Trust	1,350	8,303
CareTrust REIT, Inc.	764	14,195
Centerspace	119	6,982
Chatham Lodging Trust	384	4,712
Community Healthcare Trust, Inc.	185	6,623
Cushman & Wakefield PLC*	1,278	15,924
DiamondRock Hospitality Co.	1,647	13,489
Douglas Elliman, Inc.	531	2,161
Easterly Government Properties, Inc. Cl A	714	10,189
Elme Communities	689	12,264
Essential Properties Realty Trust, Inc.	1,119	26,263
Four Corners Property Trust, Inc.	659	17,088
Franklin Street Properties Corp.	723	1,974
Getty Realty Corp.	335	11,340
Global Net Lease, Inc.	817	10,270
Hersha Hospitality Trust Cl A	259	2,207
Hudson Pacific Properties, Inc.	1,009	9,818
Industrial Logistics Properties Trust	516	1,687
Innovative Industrial Properties, Inc. Cl A	221	22,398
iStar, Inc.	681	5,196
LTC Properties, Inc.	319	11,334
LXP Industrial Trust	2,169	21,733
Marcus & Millichap, Inc.	196	6,752
NexPoint Residential Trust, Inc.	179	7,790
Office Properties Income Trust	383	5,113
Orion Office REIT, Inc.	446	3,809
Outfront Media, Inc.	1,150	19,067
RE/MAX Hldgs., Inc. Cl A	144	2,684
Retail Opportunity Investments Corp.	980	14,729
RPT Realty	671	6,737
Safehold, Inc.	191	5,466
Saul Centers, Inc.	102	4,149
Service Properties Trust	1,302	9,492
SITE Centers Corp.	1,455	19,875
St Joe Co.	267	10,320
Summit Hotel Properties, Inc.	841	6,072
Sunstone Hotel Investors, Inc.	1,655	15,987
Tanger Factory Outlet Centers, Inc.	821	14,729
Uniti Group, Inc.	1,866	10,319
Universal Health Realty Income Trust	100	4,773

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Urban Edge Properties	924	$13,019
Urstadt Biddle Properties, Inc. Cl A	235	4,453
Veris Residential, Inc.*	624	9,940
Whitestone REIT Cl B	366	3,528
Xenia Hotels & Resorts, Inc.	896	11,809

		540,047

UTILITIES (2.5%)
American States Water Co.	291	26,932
Avista Corp.	580	25,717
California Water Service Group	431	26,136
Chesapeake Utilities Corp.	140	16,545
Middlesex Water Co.	139	10,935
Northwest Natural Hldg. Co.	276	13,135

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
SJW Group	209	$16,968
South Jersey Industries, Inc.	964	34,251
Unitil Corp.	127	6,523

		177,142

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $7,649,865) 99.6%		6,993,838

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
JP Morgan Chase, New York Time Deposit	3.59	01/03/23	$29,235	$29,235

TOTAL TEMPORARY CASH INVESTMENT (Cost: $29,235) 0.4%				29,235

TOTAL INVESTMENTS (Cost: $7,679,100) 100.0%				7,023,073

OTHER NET ASSETS 0.0% (2)				142

NET ASSETS 100.0%				$7,023,215

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.3%)
Take-Two Interactive Software, Inc.*	368	$38,320
Warner Bros Discovery, Inc.*	2,063	19,557

		57,877

CONSUMER DISCRETIONARY (6.4%)
Burlington Stores, Inc.*	150	30,414
Capri Hldgs. Ltd.*	1,209	69,300
Hanesbrands, Inc.	3,550	22,578
Marriott Vacations Worldwide Corp.	600	80,754
Ollie’s Bargain Outlet Hldgs., Inc.*	549	25,715
Steven Madden Ltd.	195	6,232
Taylor Morrison Home Corp. Cl A*	1,206	36,602
Williams-Sonoma, Inc.	170	19,537

		291,132

CONSUMER STAPLES (4.1%)
Boston Beer Co., Inc. Cl A*	160	52,723
Constellation Brands, Inc. Cl A	190	44,032
TreeHouse Foods, Inc.*	1,841	90,909

		187,664

ENERGY (8.2%)
Baker Hughes Co. Cl A	3,665	108,227
Cheniere Energy, Inc.	437	65,533
Devon Energy Corp.	1,434	88,205
Hess Corp.	331	46,942
MPLX LP*	896	29,425
Williams Cos., Inc.	1,132	37,243

		375,575

FINANCIALS (14.9%)
American Financial Group, Inc.	756	103,784
Ameriprise Financial, Inc.	441	137,314
Discover Financial Svcs.	365	35,708
Everest Re Group Ltd.	180	59,628
Fifth Third Bancorp	1,458	47,837
Hartford Financial Svcs. Group, Inc.	615	46,635
KeyCorp.	2,742	47,766
Reinsurance Group of America, Inc.	325	46,179
Signature Bank	203	23,390
Starwood Property Trust, Inc.	1,496	27,422
SVB Financial Group*	128	29,458
Synchrony Financial	779	25,598
Voya Financial, Inc.	511	31,421
Zions Bancorporation	432	21,237

		683,377

HEALTH CARE (8.2%)
Agilent Technologies, Inc.	580	86,797
Centene Corp.*	618	50,682
Envista Hldgs. Corp.*	1,381	46,498
Horizon Therapeutics PLC*	371	42,220
Humana, Inc.	73	37,390
Syneos Health, Inc. Cl A*	771	28,280
Zimmer Biomet Hldgs., Inc.	637	81,218

		373,085

INDUSTRIALS (17.7%)
Alaska Air Group, Inc.*	953	40,922

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Builders FirstSource, Inc.*	797	$51,709
Carlisle Cos., Inc.	225	53,021
Clean Harbors, Inc.*	536	61,168
Crane Hldgs. Co.	934	93,820
Dover Corp.	283	38,321
Jacobs Solutions, Inc.	609	73,123
KBR, Inc.	1,156	61,037
L-3 Harris Technologies, Inc.	265	55,176
Mueller Industries, Inc.	1,434	84,606
Old Dominion Freight Line, Inc.	84	23,837
Oshkosh Corp.	468	41,273
Stanley Black & Decker, Inc.	373	28,020
Univar Solutions, Inc.*	3,191	101,474

		807,507

INFORMATION TECHNOLOGY (9.2%)
Ciena Corp.*	993	50,623
DXC Technology Co.*	3,761	99,667
Euronet Worldwide, Inc.*	915	86,358
MKS Instruments, Inc.	328	27,792
PTC, Inc.*	308	36,972
Teledyne Technologies, Inc.*	151	60,386
Teradyne, Inc.	384	33,542
Viasat, Inc.*	817	25,858

		421,198

MATERIALS (10.5%)
Ashland, Inc.	1,120	120,434
Crown Hldgs., Inc.	1,429	117,478
FMC Corp.	242	30,202
Freeport-McMoRan, Inc.	683	25,954
Newmont Corp.	621	29,311
Packaging Corp. of America	431	55,129
PPG Industries, Inc.	296	37,219
Steel Dynamics, Inc.	652	63,700

		479,427

REAL ESTATE (5.3%)
Alexander’s, Inc.	50	11,003
Apartment Income REIT Corp.	811	27,826
AvalonBay Communities, Inc.	229	36,988
Brandywine Realty Trust	2,422	14,895
Gaming & Leisure Properties, Inc.	840	43,756
Kilroy Realty Corp.	364	14,076
Welltower, Inc.	586	38,412
Weyerhaeuser Co.	1,856	57,536

		244,492

UTILITIES (9.2%)
AES Corp.	1,822	52,401
Ameren Corp.	800	71,136
Atmos Energy Corp.	324	36,311
Entergy Corp.	467	52,537
Evergy, Inc.	1,593	100,247
PPL Corp.	1,253	36,613
Public Svc. Enterprise Group, Inc.	1,191	72,973

		422,218

TOTAL COMMON STOCKS
(Cost: $4,589,330) 95.0%		4,343,552

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (5.0%)
Citibank, New York Time Deposit	3.59	01/03/23	$228,220	$228,220

TOTAL TEMPORARY CASH INVESTMENT (Cost: $228,220) 5.0%				228,220

TOTAL INVESTMENTS (Cost: $4,817,550) 100.0%				4,571,772

OTHER NET ASSETS -0.0% (2)				(341)

NET ASSETS 100.0%				$4,571,431

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
Cable One, Inc.	108	$76,881
Frontier Communications Parent, Inc.*	4,970	126,636
Iridium Communications, Inc.*	2,801	143,971
John Wiley & Sons, Inc. Cl A	957	38,338
New York Times Co. Cl A	3,670	119,128
Nexstar Media Group, Inc. Cl A	841	147,200
TEGNA, Inc.	4,973	105,378
TripAdvisor, Inc.*	2,335	41,983
World Wrestling Entertainment, Inc. Cl A	965	66,122
Ziff Davis, Inc.*	1,052	83,213

		948,850

CONSUMER DISCRETIONARY (13.5%)
Adient PLC*	2,113	73,300
AutoNation, Inc.*	763	81,870
Boyd Gaming Corp.	1,769	96,464
Brunswick Corp.	1,617	116,553
Capri Hldgs. Ltd.*	2,872	164,623
Carter’s, Inc.	851	63,493
Choice Hotels International, Inc.	618	69,612
Churchill Downs, Inc.	734	155,190
Columbia Sportswear Co.	789	69,101
Cracker Barrel Old Country Store, Inc.	495	46,896
Crocs, Inc.*	1,376	149,200
Dana, Inc.	2,844	43,030
Deckers Outdoor Corp.*	590	235,504
Dick’s Sporting Goods, Inc.	1,240	149,160
Five Below, Inc.*	1,237	218,788
Foot Locker, Inc.	1,769	66,850
Fox Factory Hldg. Corp.*	942	85,939
GameStop Corp. Cl A*	5,634	104,004
Gap, Inc.	4,703	53,050
Gentex Corp.	5,229	142,595
Goodyear Tire & Rubber Co.*	6,305	63,996
Graham Hldgs. Co. Cl B	86	51,962
Grand Canyon Education, Inc.*	684	72,271
H&R Block, Inc.	3,466	126,544
Hanesbrands, Inc.	7,779	49,474
Harley-Davidson, Inc.	2,965	123,344
Helen of Troy Ltd.*	534	59,226
KB Home	1,852	58,986
Kohl’s Corp.	2,601	65,675
Lear Corp.	1,317	163,334
Leggett & Platt, Inc.	2,955	95,240
Light & Wonder, Inc.*	2,089	122,415
Lithia Motors, Inc. Cl A	610	124,891
Macy’s, Inc.	6,041	124,747
Marriott Vacations Worldwide Corp.	855	115,074
Mattel, Inc.*	7,900	140,936
Murphy USA, Inc.	464	129,707

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Nordstrom, Inc.	2,484	$40,092
Ollie’s Bargain Outlet Hldgs., Inc.*	1,297	60,751
Papa John’s International, Inc.	716	58,934
Penn Entertainment, Inc.*	3,459	102,732
Polaris, Inc.	1,215	122,715
PVH Corp.	1,454	102,638
RH*	429	114,625
Service Corp. International	3,429	237,081
Skechers U.S.A., Inc. Cl A*	2,992	125,514
Taylor Morrison Home Corp. Cl A*	2,416	73,326
Tempur Sealy International, Inc.	3,812	130,866
Texas Roadhouse, Inc. Cl A	1,491	135,606
Thor Industries, Inc.	1,197	90,362
Toll Brothers, Inc.	2,350	117,312
TopBuild Corp.*	713	111,577
Topgolf Callaway Brands Corp.*	3,090	61,027
Travel + Leisure Co.	1,813	65,993
Under Armour, Inc. Cl A*	4,206	42,733
Under Armour, Inc. Cl C*	4,393	39,186
Victoria’s Secret & Co.*	1,812	64,833
Visteon Corp.*	627	82,030
Wendy’s Co.	3,799	85,971
Williams-Sonoma, Inc.	1,488	171,001
Wingstop, Inc.	666	91,655
Wyndham Hotels & Resorts, Inc.	1,970	140,481
YETI Hldgs., Inc.*	1,922	79,398

		6,421,483

CONSUMER STAPLES (3.9%)
BellRing Brands, Inc.*	3,019	77,407
BJ’s Wholesale Club Hldgs., Inc.*	3,011	199,208
Boston Beer Co., Inc. Cl A*	211	69,529
Casey’s General Stores, Inc.	830	186,211
Celsius Hldgs., Inc.*	900	93,636
Coca-Cola Consolidated, Inc.	102	52,261
Coty, Inc. Cl A*	8,149	69,755
Darling Ingredients, Inc.*	3,572	223,572
Energizer Hldgs., Inc.	1,477	49,553
Flowers Foods, Inc.	4,283	123,093
Grocery Outlet Hldg. Corp.*	1,973	57,592
Ingredion, Inc.	1,461	143,076
Lancaster Colony Corp.	442	87,207
Performance Food Group Co.*	3,470	202,613
Pilgrim’s Pride Corp.*	1,002	23,777
Post Hldgs., Inc.*	1,212	109,395
Sprouts Farmers Market, Inc.*	2,360	76,393

		1,844,278

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (3.8%)
Antero Midstream Corp.	7,466	$80,558
Antero Resources Corp.*	6,156	190,774
ChampionX Corp.	4,445	128,860
CNX Resources Corp.*	4,024	67,764
DT Midstream, Inc.	2,156	119,141
Equitrans Midstream Corp.	9,648	64,642
HF Sinclair Corp.	2,999	155,618
Matador Resources Co.	2,502	143,214
Murphy Oil Corp.	3,257	140,084
NOV, Inc.	8,756	182,913
PBF Energy, Inc. Cl A	2,547	103,867
PDC Energy, Inc.	2,055	130,451
Range Resources Corp.	5,387	134,783
Southwestern Energy Co.*	24,603	143,928

		1,786,597

FINANCIALS (15.9%)
Affiliated Managers Group, Inc.	840	133,081
American Financial Group, Inc.	1,556	213,608
Annaly Capital Management, Inc.	10,430	219,864
Associated Banc-Corp.	3,351	77,375
Bank of Hawaii Corp.	892	69,183
Bank OZK	2,467	98,828
Brighthouse Financial, Inc.*	1,542	79,058
Cadence Bank	4,067	100,292
Cathay General Bancorp	1,658	67,630
CNO Financial Group, Inc.	2,550	58,267
Commerce Bancshares, Inc.	2,542	173,034
Cullen/Frost Bankers, Inc.	1,433	191,592
East West Bancorp, Inc.	3,142	207,058
Essent Group Ltd.	2,401	93,351
Evercore, Inc. Cl A	797	86,937
Federated Hermes, Inc. Cl B	1,884	68,408
First American Financial Corp.	2,308	120,801
First Financial Bankshares, Inc.	2,893	99,519
First Horizon Corp.	11,962	293,069
FirstCash Hldgs., Inc.	837	72,744
FNB Corp.	7,820	102,051
Fulton Financial Corp.	3,733	62,826
Glacier Bancorp, Inc.	2,469	122,018
Hancock Whitney Corp.	1,910	92,425
Hanover Insurance Group, Inc.	792	107,023
Home BancShares, Inc.	4,228	96,356
Interactive Brokers Group, Inc. Cl A	2,293	165,899
International Bancshares Corp.	1,177	53,859
iShares Core S&P Mid-Cap ETF	2,682	648,749
Janus Henderson Group PLC	2,954	69,478
Jefferies Financial Group, Inc.	4,084	140,000
Kemper Corp.	1,424	70,061
Kinsale Capital Group, Inc.	480	125,530

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
MGIC Investment Corp.	6,622	$86,086
Navient Corp.	2,359	38,806
New York Community Bancorp, Inc.	15,165	130,419
Old National Bancorp	6,529	117,391
Old Republic International Corp.	6,310	152,386
PacWest Bancorp	2,626	60,267
Pinnacle Financial Partners, Inc.	1,704	125,074
Primerica, Inc.	823	116,718
Prosperity Bancshares, Inc.	2,035	147,904
Reinsurance Group of America, Inc.	1,489	211,572
RenaissanceRe Hldgs. Ltd.	974	179,440
RLI Corp.	900	118,143
SEI Investments Co.	2,284	133,157
Selective Insurance Group, Inc.	1,343	119,003
SLM Corp.	5,577	92,578
Stifel Financial Corp.	2,369	138,279
Synovus Financial Corp.	3,242	121,737
Texas Capital Bancshares, Inc.*	1,112	67,065
UMB Financial Corp.	969	80,931
Umpqua Hldgs. Corp.	4,838	86,358
United Bankshares, Inc.	3,001	121,510
Unum Group	4,168	171,013
Valley National Bancorp	9,369	105,963
Voya Financial, Inc.	2,167	133,249
Washington Federal, Inc.	1,456	48,849
Webster Financial Corp.	3,880	183,679
Wintrust Financial Corp.	1,354	114,440

		7,581,991

HEALTH CARE (9.8%)
Acadia Healthcare Co., Inc.*	2,028	166,945
Amedisys, Inc.*	724	60,483
Arrowhead Pharmaceuticals, Inc.*	2,359	95,681
Azenta, Inc.*	1,672	97,344
Bruker Corp.	2,230	152,420
Chemed Corp.	331	168,952
Encompass Health Corp.	2,224	133,017
Enovis Corp.*	1,062	56,838
Envista Hldgs. Corp.*	3,634	122,357
Exelixis, Inc.*	7,190	115,328
Globus Medical, Inc. Cl A*	1,725	128,116
Haemonetics Corp.*	1,129	88,796
Halozyme Therapeutics, Inc.*	3,015	171,553
HealthEquity, Inc.*	1,884	116,130
ICU Medical, Inc.*	449	70,709
Inari Medical, Inc.*	1,076	68,391
Integra LifeSciences Hldgs. Corp.*	1,619	90,777
Jazz Pharmaceuticals PLC*	1,403	223,512

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Lantheus Hldgs., Inc.*	1,534	$78,173
LHC Group, Inc.*	691	111,728
LivaNova PLC*	1,193	66,259
Masimo Corp.*	1,078	159,490
Medpace Hldgs., Inc.*	561	119,162
Neogen Corp.*	4,817	73,363
Neurocrine Biosciences, Inc.*	2,143	255,960
Omnicell, Inc.*	995	50,168
Option Care Health, Inc.*	3,446	103,690
Patterson Cos., Inc.	1,931	54,126
Penumbra, Inc.*	846	188,201
Perrigo Co. PLC	3,001	102,304
Progyny, Inc.*	1,677	52,239
QuidelOrtho Corp.*	1,193	102,204
R1 RCM, Inc.*	3,064	33,551
Repligen Corp.*	1,151	194,876
Shockwave Medical, Inc.*	805	165,516
Sotera Health Co.*	2,201	18,334
STAAR Surgical Co.*	1,074	52,132
Syneos Health, Inc. Cl A*	2,294	84,144
Tandem Diabetes Care, Inc.*	1,433	64,413
Tenet Healthcare Corp.*	2,410	117,584
United Therapeutics Corp.*	1,016	282,539

		4,657,505

INDUSTRIALS (19.1%)
Acuity Brands, Inc.	717	118,742
AECOM	3,113	264,387
AGCO Corp.	1,380	191,392
ASGN, Inc.*	1,112	90,606
Avis Budget Group, Inc.*	555	90,981
Axon Enterprise, Inc.*	1,507	250,056
Brink’s Co.	1,036	55,644
Builders FirstSource, Inc.*	3,282	212,936
CACI International, Inc. Cl A*	523	157,209
Carlisle Cos., Inc.	1,152	271,469
Chart Industries, Inc.*	931	107,279
Clean Harbors, Inc.*	1,121	127,929
Crane Hldgs. Co.	1,063	106,778
Curtiss-Wright Corp.	854	142,609
Donaldson Co., Inc.	2,731	160,774
Dycom Industries, Inc.*	656	61,402
EMCOR Group, Inc.	1,063	157,441
EnerSys	910	67,194
Esab Corp.	1,151	54,005
Flowserve Corp.	2,913	89,371
Fluor Corp.*	3,167	109,768
Fortune Brands Innovations, Inc.	2,858	163,220
FTI Consulting, Inc.*	767	121,800
GATX Corp.	784	83,371
Graco, Inc.	3,757	252,696
GXO Logistics, Inc.*	2,644	112,872
Hexcel Corp.	1,876	110,403
Hubbell, Inc. Cl B	1,197	280,912
IAA, Inc.*	2,982	119,280

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Insperity, Inc.	794	$90,198
ITT, Inc.	1,843	149,467
JetBlue Airways Corp.*	7,220	46,786
KBR, Inc.	3,059	161,515
Kennametal, Inc.	1,797	43,236
Kirby Corp.*	1,335	85,907
Knight-Swift Transportation Hldgs., Inc. Cl A	3,582	187,733
Landstar System, Inc.	801	130,483
Lennox International, Inc.	718	171,767
Lincoln Electric Hldgs., Inc.	1,287	185,959
ManpowerGroup, Inc.	1,128	93,861
MasTec, Inc.*	1,314	112,124
MDU Resources Group, Inc.	4,533	137,531
Mercury Systems, Inc.*	1,292	57,804
Middleby Corp.*	1,201	160,814
MSA Safety, Inc.	821	118,380
MSC Industrial Direct Co., Inc. Cl A	1,052	85,948
nVent Electric PLC	3,713	142,839
Oshkosh Corp.	1,457	128,493
Owens Corning	2,084	177,765
Regal Rexnord Corp.	1,474	176,851
RXO, Inc.*	2,566	44,135
Ryder System, Inc.	1,121	93,682
Saia, Inc.*	589	123,502
Science Applications International Corp.	1,229	136,333
Simpson Manufacturing Co., Inc.	950	84,227
Stericycle, Inc.*	2,055	102,524
SunPower Corp. Cl A*	1,902	34,293
Sunrun, Inc.*	4,750	114,095
Terex Corp.	1,504	64,251
Tetra Tech, Inc.	1,181	171,469
Timken Co.	1,476	104,309
Toro Co.	2,323	262,964
Trex Co., Inc.*	2,446	103,539
Univar Solutions, Inc.*	3,638	115,688
Valmont Industries, Inc.	475	157,068
Vicor Corp.*	496	26,660
Watsco, Inc.	741	184,805
Watts Water Technologies, Inc. Cl A	608	88,908
Werner Enterprises, Inc.	1,310	52,741
Woodward, Inc.	1,341	129,554
XPO, Inc.*	2,567	85,455

		9,058,189

INFORMATION TECHNOLOGY (11.6%)
ACI Worldwide, Inc.*	2,506	57,638
Allegro MicroSystems, Inc.*	1,450	43,529
Amkor Technology, Inc.	2,239	53,691
Arrow Electronics, Inc.*	1,372	143,470
Aspen Technology, Inc.*	647	132,894
Avnet, Inc.	2,041	84,865

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Belden, Inc.	955	$68,665
Blackbaud, Inc.*	994	58,507
Calix, Inc.*	1,269	86,838
Ciena Corp.*	3,303	168,387
Cirrus Logic, Inc.*	1,228	91,462
Cognex Corp.	3,855	181,609
Coherent Corp.*	3,091	108,494
CommVault Systems, Inc.*	993	62,400
Concentrix Corp.	945	125,836
Dynatrace, Inc.*	4,492	172,044
Envestnet, Inc.*	1,233	76,076
Euronet Worldwide, Inc.*	1,050	99,099
ExlService Hldgs., Inc.*	737	124,870
Fair Isaac Corp.*	557	333,409
Genpact Ltd.	3,758	174,071
IPG Photonics Corp.*	717	67,878
Jabil, Inc.	3,002	204,736
Kyndryl Hldgs., Inc.*	4,550	50,596
Lattice Semiconductor Corp.*	3,055	198,208
Littelfuse, Inc.	551	121,330
Lumentum Hldgs., Inc.*	1,521	79,351
MACOM Technology Solutions Hldgs., Inc.*	1,139	71,734
Manhattan Associates, Inc.*	1,391	168,867
Maximus, Inc.	1,349	98,922
MKS Instruments, Inc.	1,275	108,031
National Instruments Corp.	2,911	107,416
NCR Corp.*	3,063	71,705
Novanta, Inc.*	795	108,017
Paylocity Hldg. Corp.*	918	178,331
Power Integrations, Inc.	1,275	91,443
Qualys, Inc.*	771	86,529
Silicon Laboratories, Inc.*	742	100,667
SiTime Corp.*	358	36,380
Super Micro Computer, Inc.*	1,032	84,727
Synaptics, Inc.*	888	84,502
TD SYNNEX Corp.	937	88,743
Teradata Corp.*	2,270	76,408
Universal Display Corp.	968	104,583
Viasat, Inc.*	1,685	53,330
Vishay Intertechnology, Inc.	2,889	62,316
Vontier Corp.	3,522	68,080
Western Union Co.	8,608	118,532
WEX, Inc.*	972	159,068
Wolfspeed, Inc.*	2,769	191,172
Xerox Hldgs. Corp.	2,497	36,456

		5,525,912

MATERIALS (6.3%)
Alcoa Corp.	3,945	179,379
AptarGroup, Inc.	1,455	160,021
Ashland, Inc.	1,110	119,358
Avient Corp.	1,905	64,313
Cabot Corp.	1,253	83,750
Chemours Co.	3,365	103,036

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Cleveland-Cliffs, Inc.*	11,487	$185,055
Commercial Metals Co.	2,616	126,353
Eagle Materials, Inc.	822	109,203
Greif, Inc. Cl A	571	38,291
Ingevity Corp.*	784	55,225
Louisiana-Pacific Corp.	1,599	94,661
MP Materials Corp.*	2,058	49,968
NewMarket Corp.	152	47,289
Olin Corp.	2,840	150,350
Reliance Steel & Aluminum Co.	1,309	264,994
Royal Gold, Inc.	1,463	164,909
RPM International, Inc.	2,878	280,461
Scotts Miracle-Gro Co.	901	43,780
Sensient Technologies Corp.	937	68,326
Silgan Hldgs., Inc.	1,865	96,682
Sonoco Products Co.	2,173	131,923
United States Steel Corp.	5,223	130,836
Valvoline, Inc.	3,946	128,837
Westlake Corp.	767	78,648
Worthington Industries, Inc.	676	33,604

		2,989,252

REAL ESTATE (7.8%)
Apartment Income REIT Corp.	3,343	114,698
Brixmor Property Group, Inc.	6,686	151,572
Corporate Office Properties Trust	2,506	65,006
Cousins Properties, Inc.	3,375	85,354
CubeSmart	5,006	201,492
Douglas Emmett, Inc.	3,918	61,434
EastGroup Properties, Inc.	971	143,766
EPR Properties	1,672	63,068
First Industrial Realty Trust, Inc.	2,945	142,126
Healthcare Realty Trust, Inc. Cl A	8,484	163,487
Highwoods Properties, Inc.	2,345	65,613
Independence Realty Trust, Inc.	4,990	84,131
JBG SMITH Properties	2,206	41,870
Jones Lang LaSalle, Inc.*	1,059	168,773
Kilroy Realty Corp.	2,345	90,681
Kite Realty Group Trust	4,884	102,808
Lamar Advertising Co. Cl A	1,945	183,608
Life Storage, Inc.	1,894	186,559
Macerich Co.	4,788	53,913
Medical Properties Trust, Inc.	13,331	148,507
National Retail Properties, Inc.	3,984	182,308
National Storage Affiliates Trust	1,884	68,050
Omega Healthcare Investors, Inc.	5,220	145,899
Park Hotels & Resorts, Inc.	5,012	59,091
Pebblebrook Hotel Trust	2,930	39,233
Physicians Realty Trust	5,088	73,623

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
PotlatchDeltic Corp.	1,800	$79,182
Rayonier, Inc.	3,264	107,581
Rexford Industrial Realty, Inc.	4,090	223,478
Sabra Health Care REIT, Inc.	5,149	64,002
SL Green Realty Corp.	1,433	48,321
Spirit Realty Capital, Inc.	3,113	124,302
STORE Capital Corp.	5,923	189,891

		3,723,427

UTILITIES (3.9%)
ALLETE, Inc.	1,274	82,186
Black Hills Corp.	1,450	101,993
Essential Utilities, Inc.	5,321	253,971
Hawaiian Electric Industries, Inc.	2,440	102,114
IDACORP, Inc.	1,127	121,547

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
National Fuel Gas Co.	2,039	$129,069
New Jersey Resources Corp.	2,145	106,435
NorthWestern Corp.	1,288	76,430
OGE Energy Corp.	4,463	176,512
ONE Gas, Inc.	1,206	91,318
Ormat Technologies, Inc.	1,087	94,004
PNM Resources, Inc.	1,913	93,335
Portland General Electric Co.	1,990	97,510
Southwest Gas Hldgs., Inc.	1,375	85,085
Spire, Inc.	1,170	80,566
UGI Corp.	4,667	173,006

		1,865,081

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $45,055,611) 97.6%		46,402,565

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	4.02	01/24/23	$200,000	$199,490

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,490) 0.4%					199,490

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.9%)
Citibank, New York Time Deposit		3.59	01/03/23	$931,371	$931,371

TOTAL TEMPORARY CASH INVESTMENT (Cost: $931,371) 1.9%					931,371

TOTAL INVESTMENTS (Cost: $46,186,472) 99.9%					47,533,426

OTHER NET ASSETS 0.1%					30,371

NET ASSETS 100.0%					$47,563,797

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
AUSTRALIA (6.9%)
CONSUMER DISCRETIONARY (0.3%)
Aristocrat Leisure Ltd.	1,843	$37,977

CONSUMER STAPLES (0.2%)
Woolworths Group Ltd.	1,437	32,815

ENERGY (0.2%)
Woodside Energy Group Ltd.	842	20,392
Woodside Energy Group Ltd.	726	17,467

		37,859

FINANCIALS (1.7%)
ANZ Group Hldgs. Ltd.	3,654	58,862
National Australia Bank Ltd.	3,625	73,601
Suncorp Group Ltd.	12,980	105,772

		238,235

HEALTH CARE (0.5%)
Sonic Healthcare Ltd.	3,594	73,142

INDUSTRIALS (0.7%)
Aurizon Hldgs. Ltd.	40,377	102,293

INFORMATION TECHNOLOGY (0.1%)
WiseTech Global Ltd.	594	20,429

MATERIALS (3.2%)
BHP Group Ltd.	11,667	361,408
Fortescue Metals Group Ltd.	6,162	86,127

		447,535

TOTAL AUSTRALIA		990,285

AUSTRIA (1.1%)
ENERGY (0.7%)
OMV AG	1,770	91,055

FINANCIALS (0.2%)
Raiffeisen Bank International AG*	1,467	23,922

MATERIALS (0.2%)
voestalpine AG	1,005	26,623

TOTAL AUSTRIA		141,600

DENMARK (4.5%)
CONSUMER DISCRETIONARY (0.7%)
Pandora A/S	1,295	91,534

FINANCIALS (0.4%)
Danske Bank A/S	2,864	56,488

HEALTH CARE (2.1%)
Novo Nordisk A/S Cl B	2,147	291,600

INDUSTRIALS (1.3%)
AP Moller — Maersk A/S Cl B	81	181,330

TOTAL DENMARK		620,952

FINLAND (1.1%)
FINANCIALS (1.1%)
Nordea Bank Abp	10,381	111,205
Sampo OYJ Cl A	777	40,584

		151,789

FRANCE (11.6%)
COMMUNICATION SERVICES (1.3%)
Orange S.A.	7,525	74,667

	Shares	Value
COMMON STOCKS (CONTINUED):
FRANCE (CONTINUED)
COMMUNICATION SERVICES (CONTINUED)
Publicis Groupe S.A.	1,642	$104,900

		179,567

CONSUMER DISCRETIONARY (2.1%)
Hermes International	30	46,438
La Francaise des Jeux SAEM†	1,053	42,373
LVMH Moet Hennessy Louis Vuitton SE	297	216,135

		304,946

CONSUMER STAPLES (1.2%)
Carrefour S.A.	6,005	100,444
Danone S.A.	1,476	77,797

		178,241

ENERGY (1.1%)
TotalEnergies SE	2,554	160,330

FINANCIALS (2.0%)
AXA S.A.	2,445	68,110
BNP Paribas S.A.	2,300	130,966
Societe Generale S.A.	3,533	88,625

		287,701

HEALTH CARE (1.2%)
Sanofi	1,710	164,897

INDUSTRIALS (1.9%)
Bouygues S.A.	2,863	85,870
Cie de Saint-Gobain	1,842	90,116
Eiffage S.A.	1,042	102,500

		278,486

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	721	25,928

UTILITIES (0.6%)
Engie S.A.	6,166	88,215

TOTAL FRANCE		1,668,311

GERMANY (4.1%)
COMMUNICATION SERVICES (0.6%)
Deutsche Telekom AG	4,454	88,624

CONSUMER DISCRETIONARY (1.5%)
Bayerische Motoren Werke AG	1,183	104,742
Mercedes-Benz Group AG	1,609	105,225

		209,967

INDUSTRIALS (0.6%)
Deutsche Post AG	2,419	90,539

MATERIALS (0.6%)
Covestro AG†	1,721	67,047
HeidelbergCement AG	362	20,514

		87,561

REAL ESTATE (0.3%)
LEG Immobilien SE	737	48,068

UTILITIES (0.5%)
RWE AG	1,429	63,176

TOTAL GERMANY		587,935

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
HONG KONG (1.8%)
INDUSTRIALS (0.7%)
CK Hutchison Hldgs. Ltd.	17,100	$102,442

REAL ESTATE (1.1%)
Henderson Land Development Co. Ltd.	24,350	84,766
Sun Hung Kai Properties Ltd.	5,500	75,126

		159,892

TOTAL HONG KONG		262,334

ISRAEL (0.8%)
INFORMATION TECHNOLOGY (0.8%)
Check Point Software Technologies Ltd.*	944	119,095

ITALY (0.7%)
FINANCIALS (0.7%)
Assicurazioni Generali SpA	1,470	26,141
Poste Italiane SpA†	7,562	73,782

		99,923

JAPAN (19.7%)
COMMUNICATION SERVICES (1.0%)
Nintendo Co. Ltd.	3,150	132,482

CONSUMER DISCRETIONARY (2.6%)
Honda Motor Co. Ltd.	4,665	106,432
Iida Group Hldgs. Co. Ltd.	4,340	65,912
Toyota Motor Corp.	2,450	33,433
Yamaha Motor Co. Ltd.	3,730	84,325
ZOZO, Inc.	3,100	76,577

		366,679

CONSUMER STAPLES (1.4%)
Japan Tobacco, Inc.	5,670	114,339
Suntory Beverage & Food Ltd.	2,530	86,175

		200,514

ENERGY (0.8%)
ENEOS Hldgs., Inc.	27,100	92,311
Inpex Corp.	1,700	18,272

		110,583

FINANCIALS (3.1%)
Dai-ichi Life Hldgs., Inc.	4,750	107,300
Daiwa Securities Group, Inc.	18,200	80,444
Japan Post Insurance Co. Ltd.	6,260	110,125
Mitsubishi UFJ Financial Group, Inc.	18,500	124,231

		422,100

HEALTH CARE (1.1%)
Takeda Pharmaceutical Co. Ltd.	4,965	155,181

INDUSTRIALS (6.5%)
AGC, Inc.	2,075	68,879
ITOCHU Corp.	4,220	132,428
Marubeni Corp.	11,900	136,362
Mitsubishi Corp.	4,050	131,518
Mitsui & Co. Ltd.	5,425	158,049

	Shares	Value
COMMON STOCKS (CONTINUED):
JAPAN (CONTINUED)
INDUSTRIALS (CONTINUED)
Mitsui OSK Lines Ltd.	1,450	$36,242
Nippon Yusen KK	4,635	109,326
Sumitomo Corp.	7,600	126,369
Yamato Hldgs. Co. Ltd.	710	11,254

		910,427

INFORMATION TECHNOLOGY (3.2%)
Brother Industries Ltd.	5,090	76,949
Canon, Inc.	5,000	108,249
Keyence Corp.	275	106,796
Seiko Epson Corp.	5,820	84,698
Tokyo Electron Ltd.	215	63,190

		439,882

TOTAL JAPAN		2,737,848

LUXEMBOURG (0.9%)
MATERIALS (0.6%)
ArcelorMittal S.A.	3,190	84,163

REAL ESTATE (0.3%)
Aroundtown S.A.	15,558	36,243

TOTAL LUXEMBOURG		120,406

NETHERLANDS (3.4%)
CONSUMER STAPLES (0.8%)
Koninklijke Ahold Delhaize N.V.	3,706	106,557

FINANCIALS (0.9%)
ING Groep N.V.	10,152	123,669

INFORMATION TECHNOLOGY (1.7%)
ASML Hldg. N.V.	449	244,830

TOTAL NETHERLANDS		475,056

NORWAY (1.2%)
ENERGY (1.0%)
Aker BP ASA	1,007	31,295
Equinor ASA	2,955	106,185

		137,480

FINANCIALS (0.2%)
Gjensidige Forsikring ASA	1,081	21,199

TOTAL NORWAY		158,679

SINGAPORE (0.9%)
FINANCIALS (0.9%)
DBS Group Hldgs. Ltd.	4,931	124,812

SPAIN (3.5%)
COMMUNICATION SERVICES (0.7%)
Telefonica S.A.	27,556	99,760

CONSUMER DISCRETIONARY (0.2%)
Industria de Diseno Textil S.A.	1,098	29,165

FINANCIALS (1.8%)
Banco Bilbao Vizcaya Argentaria S.A.	22,084	133,024
Banco Santander S.A.	42,813	128,022

		261,046

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
SPAIN (CONTINUED)
UTILITIES (0.8%)
Red Electrica Corp. S.A.	6,275	$109,116

TOTAL SPAIN		499,087

SWEDEN (0.9%)
CONSUMER DISCRETIONARY (0.4%)
H & M Hennes & Mauritz AB Cl B	5,785	62,344

FINANCIALS (0.5%)
Svenska Handelsbanken AB Cl A	7,324	73,740

UTILITIES (0.0%) (2)
Orron Energy AB	1,059	2,289

TOTAL SWEDEN		138,373

SWITZERLAND (10.3%)
CONSUMER DISCRETIONARY (1.7%)
Cie Financiere Richemont S.A.	1,072	138,973
Swatch Group AG	357	101,450

		240,423

CONSUMER STAPLES (2.1%)
Nestle S.A.	2,519	290,921

FINANCIALS (2.2%)
Partners Group Hldg. AG	100	88,534
UBS Group AG	8,146	151,379
Zurich Insurance Group AG	153	73,134

		313,047

HEALTH CARE (4.3%)
Novartis AG	3,103	280,768
Roche Hldg. AG	792	248,836
Sonova Hldg. AG	378	89,760

		619,364

TOTAL SWITZERLAND		1,463,755

UNITED KINGDOM (15.7%)
COMMUNICATION SERVICES (1.0%)
Vodafone Group PLC	87,923	89,041
WPP PLC	5,824	57,541

		146,582

CONSUMER DISCRETIONARY (1.0%)
Barratt Developments PLC	3,654	17,453
Burberry Group PLC	3,661	89,007
Persimmon PLC	2,865	42,009

		148,469

	Shares	Value
COMMON STOCKS (CONTINUED):
UNITED KINGDOM (CONTINUED)
CONSUMER STAPLES (3.6%)
British American Tobacco PLC	4,561	$180,425
Diageo PLC	3,751	164,188
Haleon PLC*	5,280	20,891
Imperial Brands PLC	5,441	135,542

		501,046

ENERGY (1.6%)
Shell PLC	7,959	224,371

FINANCIALS (2.8%)
3i Group PLC	4,260	68,702
Barclays PLC	51,591	98,168
Direct Line Insurance Group PLC	17,440	46,484
Lloyds Banking Group PLC	202,091	110,284
NatWest Group PLC	24,246	77,326

		400,964

HEALTH CARE (0.5%)
GSK PLC	4,224	73,004

INDUSTRIALS (2.2%)
BAE Systems PLC	15,691	162,063
RELX PLC	4,958	137,079

		299,142

MATERIALS (3.0%)
Anglo American PLC	5,604	219,452
Rio Tinto PLC	3,013	212,067

		431,519

TOTAL UNITED KINGDOM		2,225,097

UNITED STATES (5.9%)
FINANCIALS (5.9%)
iShares Core MSCI Emerging Markets ETF	7,643	356,928
iShares MSCI Emerging Markets ex China ETF	2,479	117,678
Vanguard FTSE Emerging Markets ETF	9,536	371,713

		846,319

TOTAL COMMON STOCKS
(Cost: $14,850,837) 95.0%		13,431,656

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (4.6%)
ANZ, London Time Deposit	1.56	01/03/23	AUD	2	$1
BBVA, Madrid Time Deposit	3.59	01/03/23	USD	646,185	646,185
HSBC Bank, Hong Kong Time Deposit	2.47	01/03/23	HKD	7	1
HSBC Bank, Singapore Time Deposit	1.80	01/03/23	SGD	1	1
Nordea Bank Abp, Oslo Time Deposit	1.00	01/02/23	NOK	120	12

					646,200

TOTAL TEMPORARY CASH INVESTMENT (Cost: $646,200) 4.6%					646,200

TOTAL INVESTMENTS (Cost: $15,497,037) 99.6%					14,077,856

OTHER NET ASSETS 0.4%					52,408

NET ASSETS 100.0%					$14,130,264

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (32.3%)	117,333	$1,525,323
Equity Index Portfolio (20.6%)	17,284	972,416
International Portfolio (0.9%)	4,869	39,973
Mid-Cap Equity Index Portfolio (4.9%)	9,264	232,801
Mid-Term Bond Portfolio (32.6%)	156,254	1,540,663
Money Market Portfolio (8.6%)	32,679	404,238

TOTAL INVESTMENTS (Cost: $5,167,476) 99.9%		4,715,414

OTHER NET ASSETS 0.1%		6,102

NET ASSETS 100.0%		$4,721,516

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (31.3%)	124,300	$1,615,899
Equity Index Portfolio (22.8%)	20,904	1,176,070
International Portfolio (3.6%)	22,821	187,361
Mid-Cap Equity Index Portfolio (5.9%)	12,193	306,422
Mid-Term Bond Portfolio (29.7%)	155,991	1,538,073
Money Market Portfolio (6.6%)	27,700	342,645

TOTAL INVESTMENTS (Cost: $5,423,430) 99.9%		5,166,470

OTHER NET ASSETS 0.1%		6,024

NET ASSETS 100.0%		$5,172,494

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (30.8%)	336,134	$4,369,741
Equity Index Portfolio (24.5%)	61,873	3,480,984
International Portfolio (7.0%)	121,163	994,751
Mid-Cap Equity Index Portfolio (7.6%)	42,688	1,072,739
Mid-Term Bond Portfolio (22.5%)	324,912	3,203,634
Money Market Portfolio (4.1%)	47,255	584,545
Small Cap Growth Portfolio (1.4%)	15,157	204,016
Small Cap Value Portfolio (2.1%)	19,826	301,559

TOTAL INVESTMENTS (Cost: $14,901,224) 100.0%		14,211,969

OTHER NET ASSETS 0.0% (2)		2,800

NET ASSETS 100.0%		$14,214,769

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (26.8%)	444,459	$5,777,966
Equity Index Portfolio (29.1%)	111,366	6,265,444
International Portfolio (10.8%)	282,803	2,321,813
Mid-Cap Equity Index Portfolio (8.8%)	75,277	1,891,715
Mid-Term Bond Portfolio (17.5%)	382,425	3,770,708
Money Market Portfolio (2.9%)	50,333	622,625
Small Cap Equity Index Portfolio (0.8%)	20,141	183,687
Small Cap Growth Portfolio (1.0%)	15,924	214,341
Small Cap Value Portfolio (2.3%)	32,430	493,268

TOTAL INVESTMENTS (Cost: $22,481,770) 100.0%		21,541,567

OTHER NET ASSETS 0.0% (2)		4,064

NET ASSETS 100.0%		$21,545,631

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (21.2%)	237,902	$3,092,732
Equity Index Portfolio (34.6%)	89,820	5,053,251
International Portfolio (12.9%)	229,832	1,886,924
Mid-Cap Equity Index Portfolio (10.5%)	60,955	1,531,806
Mid-Term Bond Portfolio (12.7%)	188,504	1,858,645
Money Market Portfolio (2.7%)	32,021	396,094
Small Cap Equity Index Portfolio (1.3%)	19,945	181,898
Small Cap Growth Portfolio (1.2%)	12,579	169,317
Small Cap Value Portfolio (2.9%)	27,672	420,897

TOTAL INVESTMENTS (Cost: $15,484,016) 100.0%		14,591,564

OTHER NET ASSETS 0.0% (2)		5,599

NET ASSETS 100.0%		$14,597,163

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (18.4%)	112,269	$1,459,501
Equity Index Portfolio (39.0%)	55,014	3,095,090
International Portfolio (15.7%)	152,122	1,248,921
Mid-Cap Equity Index Portfolio (13.2%)	41,799	1,050,406
Mid-Term Bond Portfolio (5.2%)	41,709	411,252
Money Market Portfolio (2.0%)	12,899	159,564
Small Cap Equity Index Portfolio (2.5%)	21,418	195,333
Small Cap Growth Portfolio (1.7%)	10,227	137,656
Small Cap Value Portfolio (2.2%)	11,226	170,752

TOTAL INVESTMENTS (Cost: $8,294,921) 99.9%		7,928,475

OTHER NET ASSETS 0.1%		5,812

NET ASSETS 100.0%		$7,934,287

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (15.4%)	83,560	$1,086,281
Equity Index Portfolio (42.8%)	53,577	3,014,218
International Portfolio (17.8%)	153,078	1,256,774
Mid-Cap Equity Index Portfolio (14.9%)	41,660	1,046,920
Money Market Portfolio (1.8%)	10,156	125,636
Small Cap Equity Index Portfolio (2.0%)	15,655	142,769
Small Cap Growth Portfolio (2.4%)	12,793	172,188
Small Cap Value Portfolio (2.8%)	12,748	193,901

TOTAL INVESTMENTS (Cost: $7,492,122) 99.9%		7,038,687

OTHER NET ASSETS 0.1%		6,033

NET ASSETS 100.0%		$7,044,720

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (11.3%)	33,796	$439,342
Equity Index Portfolio (45.1%)	31,233	1,757,188
International Portfolio (19.0%)	90,499	742,995
Mid-Cap Equity Index Portfolio (14.6%)	22,700	570,452
Money Market Portfolio (1.4%)	4,328	53,532
Small Cap Equity Index Portfolio (2.4%)	10,493	95,699
Small Cap Growth Portfolio (2.6%)	7,453	100,311
Small Cap Value Portfolio (3.4%)	8,668	131,836

TOTAL INVESTMENTS (Cost: $4,042,117) 99.8%		3,891,355

OTHER NET ASSETS 0.2%		7,069

NET ASSETS 100.0%		$3,898,424

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (9.4%)	28,623	$372,097
Equity Index Portfolio (46.3%)	32,666	1,837,771
International Portfolio (19.2%)	92,880	762,548
Mid-Cap Equity Index Portfolio (14.5%)	22,993	577,803
Money Market Portfolio (0.9%)	2,922	36,148
Small Cap Equity Index Portfolio (3.4%)	14,882	135,726
Small Cap Growth Portfolio (2.6%)	7,764	104,498
Small Cap Value Portfolio (3.5%)	9,201	139,947

TOTAL INVESTMENTS (Cost: $4,154,701) 99.8%		3,966,538

OTHER NET ASSETS 0.2%		7,051

NET ASSETS 100.0%		$3,973,589

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.1%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (7.8%)	5,538	$71,991
Equity Index Portfolio (44.6%)	7,329	412,306
International Portfolio (20.0%)	22,514	184,842
Mid-Cap Equity Index Portfolio (15.2%)	5,578	140,176
Money Market Portfolio (1.6%)	1,204	14,895
Small Cap Equity Index Portfolio (2.6%)	2,587	23,595
Small Cap Growth Portfolio (3.3%)	2,293	30,863
Small Cap Value Portfolio (4.0%)	2,417	36,755

TOTAL INVESTMENTS (Cost: $985,231) 99.1%		915,423

OTHER NET ASSETS 0.9%		8,103

NET ASSETS 100.0%		$923,526

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.1%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (6.1%)	3,296	$42,847
Equity Index Portfolio (44.6%)	5,571	313,419
International Portfolio (21.6%)	18,507	151,941
Mid-Cap Equity Index Portfolio (14.9%)	4,173	104,873
Money Market Portfolio (1.1%)	626	7,739
Small Cap Equity Index Portfolio (3.4%)	2,585	23,571
Small Cap Growth Portfolio (3.6%)	1,874	25,229
Small Cap Value Portfolio (3.8%)	1,738	26,439

TOTAL INVESTMENTS (Cost: $1,191,625) 99.1%		696,058

OTHER NET ASSETS 0.9%		6,276

NET ASSETS 100.0%		$702,334

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (26.0%)	176,687	$2,296,936
Equity Index Portfolio (26.6%)	41,881	2,356,207
International Portfolio (5.8%)	62,199	510,653
Mid-Cap Equity Index Portfolio (6.0%)	21,091	530,006
Mid-Term Bond Portfolio (35.5%)	318,043	3,135,902

TOTAL INVESTMENTS (Cost: $9,496,891) 99.9%		8,829,704

OTHER NET ASSETS 0.1%		5,094

NET ASSETS 100.0%		$8,834,798

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (21.4%)	321,274	$4,176,564
Equity Index Portfolio (36.8%)	127,970	7,199,587
International Portfolio (10.5%)	250,731	2,058,501
Mid-Cap Equity Index Portfolio (16.0%)	124,724	3,134,304
Mid-Term Bond Portfolio (15.3%)	304,229	2,999,697

TOTAL INVESTMENTS (Cost: $20,343,192) 100.0%		19,568,653

OTHER NET ASSETS 0.0% (2)		2,131

NET ASSETS 100.0%		$19,570,784

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (15.9%)	53,304	$692,952
Equity Index Portfolio (37.2%)	28,847	1,622,941
International Portfolio (14.8%)	78,648	645,699
Mid-Cap Equity Index Portfolio (21.1%)	36,696	922,168
Small Cap Growth Portfolio (5.2%)	16,834	226,592
Small Cap Value Portfolio (5.6%)	16,119	245,173

TOTAL INVESTMENTS (Cost: $4,451,575) 99.8%		4,355,525

OTHER NET ASSETS 0.2%		6,845

NET ASSETS 100.0%		$4,362,370

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (48.1%)
U.S. Treasury Bill	A-1+	3.86	01/03/23	$4,500,000	$4,499,038
U.S. Treasury Bill	A-1+	3.93	01/10/23	2,800,000	2,797,249
U.S. Treasury Bill	A-1+	4.05	01/17/23	3,325,000	3,319,049
U.S. Treasury Bill	A-1+	4.06	01/24/23	2,000,000	1,994,849
U.S. Treasury Bill	A-1+	4.09	02/21/23	3,850,000	3,827,781
U.S. Treasury Bill	A-1+	4.20	02/23/23	425,000	422,388

					16,860,354

U.S. GOVERNMENT AGENCIES (23.2%)
FHLB	A-1+	4.02	01/04/23	695,000	694,768
FHLB	A-1+	4.18	01/27/23	2,775,000	2,766,683
FHLB	A-1+	4.30	02/15/23	1,250,000	1,243,325
FHLB	A-1+	4.35	02/17/23	2,450,000	2,436,174
FHLMC	A-1+	3.60	01/09/23	1,000,000	999,200

					8,140,150

COMMERCIAL PAPER (28.6%)
Cummins, Inc.†	A-1	4.43	02/06/23	1,300,000	1,294,280
Eli Lilly & Co.	A-1+	4.14	01/11/23	1,050,000	1,048,798
Hershey Co.†	A-1	4.26	01/17/23	1,300,000	1,297,545
Honeywell International, Inc.†	A-1	4.03	01/04/23	675,000	674,775
J.P. Morgan Securities LLC	A-1	4.38	02/17/23	1,300,000	1,292,617
Madison Gas and Electric Co.	A-1+	4.16	01/05/23	1,300,000	1,299,401
Novartis Financial Corp.†	A-1+	4.30	01/11/23	275,000	274,672
Novartis Financial Corp.†	A-1+	4.31	01/17/23	375,000	374,283
Private Export Funding Corp.	AAA	4.30	02/01/23	500,000	498,157
Procter & Gamble Co.†	A-1+	4.00	01/03/23	853,000	852,811
Toyota Motor Credit Corp.	A-1+	4.19	01/13/23	1,100,000	1,098,475

					10,005,814

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $35,006,318) 99.9%					35,006,318

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		3.59	01/03/23	$35,612	$35,612

TOTAL TEMPORARY CASH INVESTMENT (Cost: $35,612) 0.1%					35,612

TOTAL INVESTMENTS (Cost: $35,041,930) 100.0%					35,041,930

OTHER NET ASSETS -0.0% (2)					(8,293)

NET ASSETS 100.0%					$35,033,637

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (48.1%)
U.S. Treasury Note	AA+	0.38	09/30/27	$510,000	$429,954
U.S. Treasury Note	AA+	0.50	04/30/27	800,000	688,844
U.S. Treasury Note	AA+	0.50	10/31/27	510,000	431,368
U.S. Treasury Note	AA+	0.63	11/30/27	570,000	484,010
U.S. Treasury Note	AA+	0.63	08/15/30	220,000	173,173
U.S. Treasury Note	AA+	0.75	05/31/26	170,000	151,612
U.S. Treasury Note	AA+	0.88	06/30/26	110,000	98,364
U.S. Treasury Note	AA+	1.13	02/15/31	630,000	513,475
U.S. Treasury Note	AA+	1.50	08/15/26	715,000	651,711
U.S. Treasury Note	AA+	1.50	11/30/28	1,490,000	1,293,914
U.S. Treasury Note	AA+	1.63	05/15/26	945,000	869,732
U.S. Treasury Note	AA+	1.63	09/30/26	430,000	393,416
U.S. Treasury Note	AA+	1.75	01/31/29	220,000	193,239
U.S. Treasury Note	AA+	2.38	04/30/26	620,000	585,658
U.S. Treasury Note	AA+	2.38	05/15/29	630,000	572,709
U.S. Treasury Note	AA+	2.50	01/31/24	50,000	48,818
U.S. Treasury Note	AA+	2.50	02/28/26	300,000	284,942
U.S. Treasury Note	AA+	2.63	05/31/27	1,570,000	1,479,909
U.S. Treasury Note	AA+	3.25	06/30/27	165,000	159,541
U.S. Treasury Note	AA+	4.13	11/15/32	700,000	714,328

					10,218,717

U.S. GOVERNMENT AGENCIES (25.8%)
NON-MORTGAGE-BACKED OBLIGATIONS (25.8%)
FHLB	AA+	0.50	04/14/25	840,000	772,012
FHLB	AA+	0.83	02/10/27	1,200,000	1,041,470
FHLMC	AA+	0.25	06/26/23	1,500,000	1,469,033
FHLMC	AA+	1.50	02/12/25	400,000	376,912
FNMA	AA+	0.50	06/17/25	1,500,000	1,364,858
FNMA	AA+	0.50	11/07/25	100,000	89,925
FNMA	AA+	0.63	04/22/25	400,000	367,498

					5,481,708

CORPORATE DEBT (25.1%)
COMMUNICATION SERVICES (1.4%)
AT&T, Inc.	BBB	2.75	06/01/31	50,000	41,436
Comcast Corp.	A-	2.35	01/15/27	100,000	90,860
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	50,000	44,038
TWDC Enterprises 18 Corp.	BBB+	1.85	07/30/26	50,000	45,184
Verizon Communications, Inc.	BBB+	4.02	12/03/29	78,000	72,856

					294,374

CONSUMER DISCRETIONARY (2.7%)
Amazon.com, Inc.	AA	1.20	06/03/27	40,000	34,639
AutoZone, Inc.	BBB	3.25	04/15/25	55,000	52,710
Best Buy Co., Inc.	BBB+	1.95	10/01/30	100,000	79,124
Booking Hldgs., Inc.	A-	3.65	03/15/25	40,000	38,983
Brunswick Corp.	BBB-	0.85	08/18/24	100,000	92,389
Genuine Parts Co.	BBB	1.75	02/01/25	75,000	70,026
Harman International Industries, Inc.	A-	4.15	05/15/25	55,000	53,476
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	34,318
Marriott International, Inc.	BBB	3.13	02/15/23	55,000	55,069
Travel + Leisure Co.	BB-	5.65	04/01/24	70,000	68,947

					579,681

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER STAPLES (1.1%)
Bunge Ltd. Finance Corp.	BBB	3.25	08/15/26	$100,000	$93,153
Kellogg Co.	BBB	2.65	12/01/23	55,000	53,823
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	78,503

					225,479

ENERGY (1.2%)
Chevron USA, Inc.	AA-	1.02	08/12/27	70,000	60,032
Devon Energy Corp.	BBB	5.25	09/15/24	100,000	100,088
Exxon Mobil Corp.	AA-	2.28	08/16/26	70,000	64,767
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	35,000	32,932

					257,819

FINANCIALS (9.1%)
Aflac, Inc.	A-	1.13	03/15/26	45,000	39,869
Allstate Corp.	A-	0.75	12/15/25	100,000	88,701
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	54,411
Bank of America Corp.	A-	1.32	06/19/26	70,000	63,035
Bank of America Corp.	A-	2.55	02/04/28	70,000	62,173
Bank of America Corp.	A-	3.37	01/23/26	80,000	76,279
Bank of America Corp.	A-	3.42	12/20/28	150,000	135,829
Brown & Brown, Inc.	BBB-	4.20	09/15/24	60,000	58,880
Capital One Financial Corp.	BBB	4.93	05/10/28	35,000	33,884
Citigroup, Inc.	BBB+	1.46	06/09/27	70,000	60,719
Citigroup, Inc.	BBB+	4.14	05/24/25	50,000	49,032
FactSet Research Systems, Inc.	BBB-	2.90	03/01/27	60,000	54,466
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	20,000	19,508
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	69,269
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	65,000	57,875
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	70,000	70,112
JPMorgan Chase & Co.	A-	1.47	09/22/27	60,000	51,946
JPMorgan Chase & Co.	A-	2.95	02/24/28	70,000	63,322
JPMorgan Chase & Co.	A-	3.51	01/23/29	70,000	63,527
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	35,000	34,260
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	25,000	24,401
Legg Mason, Inc.	A	3.95	07/15/24	55,000	53,854
Lincoln National Corp.	BBB+	4.00	09/01/23	55,000	54,567
Mercury General Corp.	BBB	4.40	03/15/27	85,000	79,480
Morgan Stanley	A-	2.48	01/21/28	70,000	62,199
Morgan Stanley	A-	3.13	01/23/23	70,000	70,048
Progressive Corp.	A	2.50	03/15/27	50,000	46,031
Prospect Capital Corp.	BBB-	5.88	03/15/23	55,000	55,083
Signet UK Finance PLC	BB-	4.70	06/15/24	55,000	53,350
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	53,886
Synchrony Financial	BBB-	3.70	08/04/26	40,000	36,796
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	51,860
Wells Fargo & Co.	BBB+	3.00	10/23/26	70,000	64,695
Wells Fargo & Co.	BBB+	3.53	03/24/28	35,000	32,410

					1,945,757

HEALTH CARE (2.5%)
AbbVie, Inc.	BBB+	4.25	11/14/28	100,000	96,457
Aetna, Inc.	BBB	2.80	06/15/23	70,000	69,263
Baxter International, Inc.	BBB	1.92	02/01/27	100,000	88,659
CVS Health Corp.	BBB	3.38	08/12/24	15,000	14,622
CVS Health Corp.	BBB	3.88	07/20/25	40,000	39,033
Elevance Health, Inc.	A	2.88	09/15/29	70,000	61,500

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (CONTINUED)
Humana, Inc.	BBB+	3.85	10/01/24	$70,000	$68,590
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	100,000	84,690

					522,814

INDUSTRIALS (1.7%)
Boeing Co.	BBB-	4.88	05/01/25	70,000	69,464
Deere & Co.	A	2.75	04/15/25	35,000	33,618
General Dynamics Corp.	A-	3.25	04/01/25	35,000	33,913
Lennox International, Inc.	BBB	1.70	08/01/27	100,000	85,718
Stanley Black & Decker, Inc.	A	2.30	02/24/25	100,000	94,602
Verisk Analytics, Inc.	BBB	4.00	06/15/25	45,000	43,739

					361,054

INFORMATION TECHNOLOGY (2.1%)
Apple, Inc.	AA+	2.05	09/11/26	100,000	91,279
Applied Materials, Inc.	A	3.90	10/01/25	100,000	97,771
Global Payments, Inc.	BBB-	3.75	06/01/23	25,000	24,841
Microsoft Corp.	AAA	2.40	08/08/26	70,000	65,271
PayPal Hldgs., Inc.	A-	2.65	10/01/26	95,000	87,707
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	100,000	81,770

					448,639

MATERIALS (1.3%)
Ecolab, Inc.	A-	1.65	02/01/27	60,000	53,113
International Flavors & Fragrances, Inc.†	BBB-	1.23	10/01/25	80,000	70,666
Nucor Corp.	A-	3.95	05/23/25	50,000	48,919
Packaging Corp. of America	BBB	3.65	09/15/24	100,000	97,425

					270,123

REAL ESTATE (1.2%)
Boston Properties LP	BBB+	3.25	01/30/31	100,000	82,668
Crown Castle, Inc.	BBB	3.15	07/15/23	70,000	69,217
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	49,715
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	19,433
Prologis LP	A	1.75	07/01/30	40,000	31,505

					252,538

UTILITIES (0.8%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	65,000	62,672
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	50,000	47,106
Southern Co.	BBB	3.25	07/01/26	70,000	65,821

					175,599

TOTAL CORPORATE DEBT					5,333,877

TOTAL LONG-TERM DEBT SECURITIES
(Cost: $22,854,976) 99.0%					21,034,302

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
JP Morgan Chase, New York Time Deposit		3.59	01/03/23	$68,318	$68,318

TOTAL TEMPORARY CASH INVESTMENT (Cost: $68,318) 0.3%					68,318

TOTAL INVESTMENTS (Cost: $22,923,294) 99.3%					21,102,620

OTHER NET ASSETS 0.7%					141,740

NET ASSETS 100.0%					$21,244,360

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (43.3%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$1,425,000	$891,850
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	683,117
U.S. Treasury Bond	AA+	1.38	11/15/40	250,000	162,529
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	435,233
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	163,841
U.S. Treasury Bond	AA+	2.88	05/15/49	300,000	241,394
U.S. Treasury Bond	AA+	4.00	11/15/52	465,000	465,654
U.S. Treasury Note	AA+	0.50	04/30/27	1,800,000	1,549,898
U.S. Treasury Note	AA+	0.63	03/31/27	350,000	303,707
U.S. Treasury Note	AA+	0.63	05/15/30	275,000	217,647
U.S. Treasury Note	AA+	1.13	08/31/28	150,000	128,074
U.S. Treasury Note	AA+	1.25	05/31/28	825,000	714,269
U.S. Treasury Note	AA+	1.25	06/30/28	550,000	475,557
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	298,266
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	906,823
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,438,436
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	981,381
U.S. Treasury Note	AA+	2.38	05/15/27	1,105,000	1,030,197
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	965,809
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	787,868
U.S. Treasury Note	AA+	2.88	05/15/32	800,000	737,250
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	81,072
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	334,005
U.S. Treasury Strip	AA+	0.00	08/15/29	90,000	68,667
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	136,259
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	124,470
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	114,077

					14,437,350

U.S. GOVERNMENT AGENCIES (33.6%)
MORTGAGE-BACKED OBLIGATIONS (33.6%)
FHLMC	AA+	2.00	11/01/50	83,905	68,550
FHLMC	AA+	2.00	02/01/51	175,192	144,285
FHLMC	AA+	2.50	12/01/27	12,455	11,826
FHLMC	AA+	2.50	06/01/35	25,294	23,211
FHLMC	AA+	2.50	10/01/49	63,712	54,513
FHLMC	AA+	2.50	11/01/50	231,703	198,440
FHLMC	AA+	2.50	04/01/51	185,680	157,722
FHLMC	AA+	2.50	10/01/51	113,157	96,041
FHLMC	AA+	2.50	02/01/52	277,989	235,834
FHLMC	AA+	3.00	02/01/32	28,591	27,349
FHLMC	AA+	3.00	11/01/42	6,643	5,964
FHLMC	AA+	3.00	03/01/43	20,078	18,268
FHLMC	AA+	3.00	04/01/43	17,867	16,257
FHLMC	AA+	3.00	04/01/43	108,885	99,082
FHLMC	AA+	3.00	04/01/43	115,342	104,960
FHLMC	AA+	3.00	09/15/43	4,674	4,556
FHLMC	AA+	3.00	04/15/45	4,217	4,127
FHLMC	AA+	3.00	09/01/46	44,367	39,749
FHLMC	AA+	3.00	09/01/46	28,643	25,725
FHLMC	AA+	3.00	11/01/46	9,131	8,083
FHLMC	AA+	3.00	05/01/49	50,136	44,377
FHLMC	AA+	3.00	11/01/49	50,841	45,294
FHLMC	AA+	3.00	11/01/49	38,562	34,127
FHLMC	AA+	3.50	02/01/35	33,716	32,314
FHLMC	AA+	3.50	02/01/36	19,846	18,972

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	3.50	11/01/39	$42,479	$39,871
FHLMC	AA+	3.50	01/01/41	31,194	29,196
FHLMC	AA+	3.50	06/01/43	18,007	16,819
FHLMC	AA+	3.50	01/01/44	113,976	106,691
FHLMC	AA+	3.50	11/01/45	27,996	26,163
FHLMC	AA+	3.50	08/01/47	67,271	62,461
FHLMC	AA+	3.50	12/01/47	23,058	21,366
FHLMC	AA+	4.00	02/01/25	11,258	10,987
FHLMC	AA+	4.00	05/01/25	10,523	10,270
FHLMC	AA+	4.00	01/01/38	22,711	22,176
FHLMC	AA+	4.00	01/15/40	100,000	96,682
FHLMC	AA+	4.00	10/01/44	27,364	26,210
FHLMC	AA+	4.00	05/01/47	12,054	11,514
FHLMC	AA+	4.00	04/01/52	232,442	219,033
FHLMC	AA+	4.00	08/01/52	288,795	271,560
FHLMC	AA+	4.50	08/15/35	14,405	14,082
FHLMC	AA+	4.50	05/01/48	9,019	8,850
FHLMC	AA+	4.50	05/01/48	18,810	18,383
FHLMC	AA+	5.00	02/01/26	10,388	10,340
FHLMC	AA+	5.00	09/01/47	370,824	365,836
FHLMC	AA+	5.00	06/01/52	85,875	84,814
FHLMC	AA+	5.00	08/01/52	98,335	96,975
FHLMC	AA+	6.50	12/01/52	149,757	154,065
FHLMC ARM	AA+	1.92	10/01/51	621,916	546,019
FHLMC Strip	AA+	3.00	06/15/42	92,976	85,498
FHLMC Strip	AA+	3.00	01/15/43	25,481	23,022
FHLMC Strip	AA+	3.50	10/15/47	11,968	11,065
FNMA	AA+	1.82	09/01/51	465,588	408,711
FNMA	AA+	2.00	11/01/35	165,413	147,547
FNMA	AA+	2.00	07/01/36	427,696	381,695
FNMA	AA+	2.00	10/01/50	85,020	69,780
FNMA	AA+	2.00	10/01/50	190,822	156,736
FNMA	AA+	2.00	11/01/51	90,751	74,242
FNMA	AA+	2.00	03/01/52	185,972	151,705
FNMA	AA+	2.50	02/01/33	18,131	16,514
FNMA	AA+	2.50	05/01/35	26,702	24,499
FNMA	AA+	2.50	10/01/35	104,407	96,631
FNMA	AA+	2.50	04/01/42	182,379	158,598
FNMA	AA+	2.50	05/01/46	89,506	77,162
FNMA	AA+	2.50	01/01/51	540,837	464,491
FNMA	AA+	2.50	04/01/51	176,263	149,670
FNMA	AA+	2.50	04/01/51	168,052	142,852
FNMA	AA+	2.50	08/01/51	271,174	230,214
FNMA	AA+	2.50	08/01/51	290,001	247,247
FNMA	AA+	2.50	12/01/51	661,228	561,109
FNMA	AA+	3.00	09/01/33	21,514	20,180
FNMA	AA+	3.00	03/01/36	18,221	16,905
FNMA	AA+	3.00	04/25/42	8,871	8,711
FNMA	AA+	3.00	12/01/42	5,472	4,913
FNMA	AA+	3.00	02/01/45	18,100	16,350
FNMA	AA+	3.00	03/01/45	3,075	2,723
FNMA	AA+	3.00	01/01/47	11,271	9,980
FNMA	AA+	3.00	12/01/47	7,148	6,341
FNMA	AA+	3.00	03/01/50	90,014	79,683
FNMA	AA+	3.00	01/01/52	291,984	256,413

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.50	07/01/34	$21,118	$20,307
FNMA	AA+	3.50	10/01/34	21,811	20,905
FNMA	AA+	3.50	01/01/43	9,501	8,873
FNMA	AA+	3.50	08/01/43	17,433	16,194
FNMA	AA+	3.50	08/01/43	36,694	34,274
FNMA	AA+	3.50	08/01/44	28,022	25,330
FNMA	AA+	3.50	04/01/45	59,670	55,070
FNMA	AA+	3.50	05/01/45	40,219	37,416
FNMA	AA+	3.50	10/01/45	52,414	48,428
FNMA	AA+	3.50	02/01/46	14,139	13,144
FNMA	AA+	3.50	02/01/46	36,406	33,808
FNMA	AA+	3.50	09/01/47	59,353	55,135
FNMA	AA+	3.50	11/01/47	108,899	100,910
FNMA	AA+	3.50	04/01/48	5,038	4,573
FNMA	AA+	3.50	02/01/50	26,635	24,486
FNMA	AA+	3.50	06/01/51	290,104	264,520
FNMA	AA+	3.50	05/01/52	193,892	176,963
FNMA	AA+	4.00	01/01/31	32,343	31,307
FNMA	AA+	4.00	10/01/36	10,852	10,449
FNMA	AA+	4.00	05/01/43	58,223	55,917
FNMA	AA+	4.00	01/01/44	81,964	78,714
FNMA	AA+	4.00	11/01/45	15,882	15,256
FNMA	AA+	4.00	02/01/47	22,062	21,202
FNMA	AA+	4.00	04/01/49	148,397	141,500
FNMA	AA+	4.00	03/01/50	77,592	73,398
FNMA	AA+	4.00	07/01/52	98,314	92,553
FNMA	AA+	4.00	07/01/56	18,312	17,539
FNMA	AA+	4.50	05/01/30	75,643	75,060
FNMA	AA+	4.50	12/01/39	37,928	37,386
FNMA	AA+	4.50	07/01/40	62,485	60,101
FNMA	AA+	4.50	07/01/42	76,982	76,315
FNMA	AA+	4.50	04/01/44	16,061	15,779
FNMA	AA+	4.50	11/01/47	22,900	22,480
FNMA	AA+	4.50	11/01/47	17,732	17,686
FNMA	AA+	4.50	11/01/47	19,690	19,414
FNMA	AA+	4.50	02/01/49	14,127	13,843
FNMA	AA+	4.50	05/01/50	153,871	149,663
FNMA	AA+	5.00	10/01/25	18,332	18,248
FNMA	AA+	5.00	08/01/37	39,117	39,944
FNMA	AA+	5.00	06/01/52	496,531	489,664
FNMA	AA+	5.50	09/01/25	17,802	17,850
FNMA	AA+	5.50	05/01/38	46,294	47,834
FNMA	AA+	6.00	03/01/36	9,987	10,210
FNMA	AA+	6.00	04/01/37	8,426	8,592
FNMA	AA+	6.00	12/01/37	16,855	17,528
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	21,244	19,548
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	13,698	12,832
GNMA (3)	AA+	2.50	10/20/51	97,407	82,476
GNMA (3)	AA+	3.00	07/16/36	33,132	30,436
GNMA (3)	AA+	3.00	01/15/46	50,736	45,322
GNMA (3)	AA+	3.00	03/15/46	66,359	59,265
GNMA (3)	AA+	3.00	07/15/46	83,952	74,975
GNMA (3)	AA+	3.00	02/20/47	22,988	20,471
GNMA (3)	AA+	3.00	10/20/51	97,753	85,109
GNMA (3)	AA+	3.50	02/20/42	8,802	8,024

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (3)	AA+	3.50	07/15/42	$22,577	$21,232
GNMA (3)	AA+	3.50	03/20/45	21,266	19,340
GNMA (3)	AA+	3.50	05/20/45	27,531	25,682
GNMA (3)	AA+	4.00	04/15/24	20,041	19,848
GNMA (3)	AA+	4.00	01/20/41	16,880	16,257
GNMA (3)	AA+	4.00	08/15/41	12,915	12,502
GNMA (3)	AA+	4.00	12/15/41	19,323	18,763
GNMA (3)	AA+	4.00	08/20/42	7,696	7,458
GNMA (3)	AA+	4.50	10/15/40	29,729	29,540
GNMA (3)	AA+	5.00	06/20/39	11,669	11,636
GNMA (3)	AA+	5.50	01/15/36	54,863	55,681

					11,183,341

CORPORATE DEBT (20.8%)
COMMUNICATION SERVICES (1.0%)
AT&T, Inc.	BBB	2.75	06/01/31	85,000	70,441
Comcast Corp.	A-	3.40	04/01/30	160,000	145,895
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	85,000	74,865
Verizon Communications, Inc.	BBB+	4.02	12/03/29	60,000	56,043

					347,244

CONSUMER DISCRETIONARY (2.4%)
Amazon.com, Inc.	AA	1.20	06/03/27	80,000	69,279
Amazon.com, Inc.	AA	5.20	12/03/25	105,000	106,902
AutoZone, Inc.	BBB	3.25	04/15/25	115,000	110,212
AutoZone, Inc.	BBB	3.75	04/18/29	35,000	32,274
Best Buy Co., Inc.	BBB+	1.95	10/01/30	150,000	118,686
Brunswick Corp.	BBB-	2.40	08/18/31	160,000	117,632
Harman International Industries, Inc.	A-	4.15	05/15/25	105,000	102,090
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	29,416
Marriott International, Inc.	BBB	3.13	02/15/23	65,000	65,081
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	38,904

					790,476

CONSUMER STAPLES (0.6%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	60,000	49,243
Hormel Foods Corp.	A	1.80	06/11/30	60,000	48,819
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	39,170
Sysco Corp.	BBB	3.75	10/01/25	75,000	72,574

					209,806

ENERGY (0.7%)
Devon Energy Corp.	BBB	5.85	12/15/25	50,000	50,903
Energy Transfer LP	BBB-	5.55	02/15/28	30,000	29,758
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	103,598
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	60,000	56,455

					240,714

FINANCIALS (6.8%)
Aflac, Inc.	A-	1.13	03/15/26	85,000	75,307
Allstate Corp.	A-	0.75	12/15/25	175,000	155,227
American Express Co.	BBB	3.63	12/05/24	105,000	102,223
Bank of America Corp.	A-	3.37	01/23/26	60,000	57,209
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	102,187
Block Financial LLC	BBB	5.25	10/01/25	65,000	64,849
Capital One Financial Corp.	BBB	4.93	05/10/28	60,000	58,086

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Citigroup, Inc.	BBB+	3.79	03/17/33	$105,000	$89,806
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	102,088
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	75,000	73,156
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	103,903
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	160,000	133,523
JPMorgan Chase & Co.	A-	1.47	09/22/27	75,000	64,932
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	95,000	92,993
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	140,000	136,648
Kemper Corp.	BBB	3.80	02/23/32	85,000	71,033
Kemper Corp.	BBB	4.35	02/15/25	40,000	38,800
Lincoln National Corp.	BBB+	4.00	09/01/23	85,000	84,331
Mercury General Corp.	BBB	4.40	03/15/27	65,000	60,779
Morgan Stanley	A-	2.70	01/22/31	160,000	132,216
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	99,403
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	19,905
Signet UK Finance PLC	BB-	4.70	06/15/24	105,000	101,850
Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	29,392
Synchrony Financial	BBB-	3.70	08/04/26	55,000	50,595
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	99,006
Wells Fargo & Co.	BBB+	3.53	03/24/28	60,000	55,560

					2,255,007

HEALTH CARE (2.9%)
AbbVie, Inc.	BBB+	4.25	11/14/28	160,000	154,331
Baxter International, Inc.	BBB	2.54	02/01/32	55,000	43,692
CVS Health Corp.	BBB	3.75	04/01/30	175,000	158,666
Elevance Health, Inc.	A	2.88	09/15/29	135,000	118,608
Elevance Health, Inc.	A	3.30	01/15/23	75,000	75,039
Evernorth Health, Inc.	A-	3.50	06/15/24	40,000	39,021
Humana, Inc.	BBB+	3.85	10/01/24	65,000	63,690
Merck & Co., Inc.	A+	2.15	12/10/31	130,000	106,157
Owens & Minor, Inc.	BB-	4.38	12/15/24	60,000	57,806
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	14,453
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	160,000	129,579

					961,042

INDUSTRIALS (1.6%)
Boeing Co.	BBB-	4.88	05/01/25	90,000	89,311
Deere & Co.	A	2.75	04/15/25	125,000	120,065
General Dynamics Corp.	A-	3.25	04/01/25	65,000	62,982
Hexcel Corp.	BB+	4.95	08/15/25	80,000	78,044
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	170,095

					520,497

INFORMATION TECHNOLOGY (2.7%)
Apple, Inc.	AA+	2.05	09/11/26	140,000	127,791
Applied Materials, Inc.	A	3.90	10/01/25	205,000	200,430
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	19,303
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	25,000	24,947
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	84,458
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	103,389
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	19,630
PayPal Hldgs., Inc.	A-	2.65	10/01/26	175,000	161,565
QUALCOMM, Inc.	A	4.25	05/20/32	35,000	33,671
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	175,000	143,098

					918,282

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
MATERIALS (0.9%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	$85,000	$70,272
Eagle Materials, Inc.	BBB	2.50	07/01/31	163,000	127,864
Sherwin-Williams Co.	BBB	3.95	01/15/26	105,000	102,009
Teck Resources Ltd.	BBB-	3.75	02/01/23	20,000	20,017

					320,162

REAL ESTATE (0.8%)
Boston Properties LP	BBB+	3.25	01/30/31	150,000	124,002
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	80,000	76,968
Prologis LP	A	1.75	07/01/30	70,000	55,133

					256,103

UTILITIES (0.4%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	39,791
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	95,000	89,501

					129,292

TOTAL CORPORATE DEBT					6,948,625

TOTAL LONG-TERM DEBT SECURITIES (Cost: $37,629,305) 97.7%					32,569,316

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.0%)
JP Morgan Chase, New York Time Deposit		3.59	01/03/23	$656,143	$656,143

TOTAL TEMPORARY CASH INVESTMENT (Cost: $656,143) 2.0%					656,143

TOTAL INVESTMENTS (Cost: $38,285,448) 99.7%					33,225,459

OTHER NET ASSETS 0.3%					107,247

NET ASSETS 100.0%					$33,332,706

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2022

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
MONEY MARKET PORTFOLIO	$4,768,366	13.6%
INTERNATIONAL PORTFOLIO	$183,202	1.3%
MID-TERM BOND PORTFOLIO	$90,174	0.4%
BOND PORTFOLIO	$73,156	0.2%

††	Level 3 Security (See Note 1).

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Portfolios as of December 31, 2022, was as follows:

Portfolio	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Notional Value	Value/ Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX PORTFOLIO	5	E-mini S&P 500 Stock Index	P	March 2023	$965,250	$(48,588)	0.9%
MID-CAP EQUITY INDEX PORTFOLIO	2	E-mini S&P MidCap 400 Stock Index	P	March 2023	$488,520	$(17,240)	1.0%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
ASSETS
Investments at fair value

(Cost:  Equity Index Portfolio — $93,431,086

All America Portfolio — $13,365,067

Small Cap Value Portfolio — $10,918,849

Small Cap Growth Portfolio — $10,530,207

Small Cap Equity Index Portfolio — $7,679,100

Mid Cap Value Portfolio — $4,817,550

Mid-Cap Equity Index Portfolio — $46,186,472

International Portfolio — $15,497,037

Retirement Income Portfolio — $5,167,476

2015 Retirement Portfolio — $5,423,430

2020 Retirement Portfolio — $14,901,224

2025 Retirement Portfolio — $22,481,770

2030 Retirement Portfolio — $15,484,016 )

(Notes 1 and 3)	$102,060,949	$14,529,683	$10,050,337	$10,066,812	$7,023,073
Cash	3,036	428	1,814	589	—
Interest and dividends receivable	86,736	13,194	9,120	5,870	9,287
Receivable for securities sold	19,122	3,067	81	—	—
Shareholder subscriptions receivable	47,950	19	2,100	1,444	1,709
Due from the Adviser	20,902	—	8,257	7,252	9,482

TOTAL ASSETS	102,238,695	14,546,391	10,071,709	10,081,967	7,043,551

LIABILITIES
Due to custodian bank	—	—	—	—	86
Payable for securities purchased	402	—	—	—	5,136
Payable for daily variation on future contracts	2,688	—	—	—	—
Shareholder redemptions payable	2,160	8,777	28	14	52
Payable to the Adviser	6,640	9,794	6,711	6,503	458
Accrued expenses	86,168	16,695	16,269	17,493	14,604

TOTAL LIABILITIES:	98,058	35,266	23,008	24,010	20,336

NET ASSETS	$102,140,637	$14,511,125	$10,048,701	$10,057,957	$7,023,215

NUMBER OF SHARES OUTSTANDING (Note 4)	1,815,565	529,565	660,378	747,164	770,315

NET ASSET VALUES, offering and redemption price per share	$56.26	$27.40	$15.22	$13.46	$9.12

COMPONENTS OF NET ASSETS
Paid-in capital	$91,083,142	$13,052,048	$10,698,824	$11,042,324	$7,849,755
Total Distributable Earnings (Loss) (Notes 1 and 5)	11,057,495	1,459,077	(650,123)	(984,367)	(826,540)

NET ASSETS	$102,140,637	$14,511,125	$10,048,701	$10,057,957	$7,023,215

(a)	The Retirement and Allocation Portfolios are invested in affiliated investment companies of Mutual of America Variable Insurance Portfolios.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio		2030 Retirement Portfolio

$4,571,772	$47,533,426	$14,077,856	$4,715,414	(a)	$5,166,470	(a)	$14,211,969	(a)	$21,541,567	(a)	$14,591,564	(a)
825	2,092	960	—		—		—		—		—
4,059	58,533	49,262	—		—		—		—		—
—	7,476	—	—		—		—		—		—
58	9,524	11,005	—		—		—		—		—
6,390	2,654	20,117	16,902		16,347		15,045		19,169		19,630

4,583,104	47,613,705	14,159,200	4,732,316		5,182,817		14,227,014		21,560,736		14,611,194

—	—	296	—		—		—		—		—
—	1,200	—	—		—		—		—		—
—	2,680	—	—		—		—		—		—
—	895	640	—		—		—		—		—
2,125	3,081	882	205		222		611		924		622
9,548	42,052	27,118	10,595		10,101		11,634		14,181		13,409

11,673	49,908	28,936	10,800		10,323		12,245		15,105		14,031

$4,571,431	$47,563,797	$14,130,264	$4,721,516		$5,172,494		$14,214,769		$21,545,631		$14,597,163

243,656	1,892,386	1,721,302	411,505		506,218		1,164,069		1,534,214		933,418

$18.76	$25.13	$8.21	$11.47		$10.22		$12.21		$14.04		$15.64

$4,704,101	$44,563,744	$15,579,627	$5,245,813		$5,322,752		$14,453,731		$21,542,504		$14,566,778
(132,670)	3,000,053	(1,449,363)	(524,297)		(150,258)		(238,962)		3,127		30,385

$4,571,431	$47,563,797	$14,130,264	$4,721,516		$5,172,494		$14,214,769		$21,545,631		$14,597,163

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	2035 Retirement Portfolio		2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
ASSETS
Investments at fair value

(Cost:  2035 Retirement Portfolio — $8,294,921

2040 Retirement Portfolio — $7,492,122

2045 Retirement Portfolio — $4,042,117

2050 Retirement Portfolio — $4,154,701

2055 Retirement Portfolio — $985,231

2060 Retirement Portfolio — $1,191,625

Conservative Allocation Portfolio — $9,496,891

Moderate Allocation Portfolio — $20,343,192

Aggressive Allocation Portfolio — $4,451,575

Money Market Portfolio — $35,041,930

Mid-Term Bond Portfolio — $22,923,294

Bond Portfolio — $38,285,448 )

(Notes 1 and 3)	$7,928,475	(a)	$7,038,687	(a)	$3,891,355	(a)	$3,966,538	(a)	$915,423	(a)
Cash	—		—		—		—		61
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Shareholder subscriptions receivable	—		—		—		—		—
Due from the Adviser	20,102		18,877		12,176		19,126		19,535

TOTAL ASSETS	7,948,577		7,057,564		3,903,531		3,985,664		935,019

LIABILITIES
Due to custodian bank	—		—		—		—		—
Payable for securities purchased	—		—		—		—		—
Payable for daily variation on future contracts	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Payable to the Adviser	336		305		166		170		40
Accrued expenses	13,954		12,539		4,941		11,905		11,453

TOTAL LIABILITIES	14,290		12,844		5,107		12,075		11,493

NET ASSETS	$7,934,287		$7,044,720		$3,898,424		$3,973,589		$923,526

NUMBER OF SHARES OUTSTANDING (Note 4)	502,809		442,973		244,935		211,307		60,626

NET ASSET VALUES, offering and redemption price per share	$15.78		$15.90		$15.92		$18.80		$15.23

COMPONENTS OF NET ASSETS
Paid-in capital	$7,817,801		$6,771,681		$3,796,506		$3,882,327		$952,278
Total Distributable Earnings (Loss) (Notes 1 and 5)	116,486		273,039		101,918		91,262		(28,752)

NET ASSETS	$7,934,287		$7,044,720		$3,898,424		$3,973,589		$923,526

(a)	The Retirement and Allocation Portfolios are invested in affiliated investment companies of Mutual of America Variable Insurance Portfolios.

The accompanying notes are an integral part of these financial statements.

2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio		Aggressive Allocation Portfolio		Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio

$696,058	(a)	$8,829,704	(a)	$19,568,653	(a)	$4,355,525	(a)	$35,041,930	$21,102,620	$33,225,459
70		98		98		98		525	641	1,873
—		—		—		—		—	91,463	167,928
—		—		—		—		—	64,960	104,396
—		—		—		—		1,649	3,942	14,937
17,169		15,277		12,982		17,490		—	10,013	17,485

713,297		8,845,079		19,581,733		4,373,113		35,044,104	21,273,639	33,532,078

—		—		—		—		—	—	—
—		—		—		—		—	—	154,687
—		—		—		—		—	—	—
—		—		—		—		701	1,096	1,663
30		—		—		—		4,571	7,264	2,726
10,933		10,281		10,949		10,743		5,195	20,919	40,296

10,963		10,281		10,949		10,743		10,467	29,279	199,372

$702,334		$8,834,798		$19,570,784		$4,362,370		$35,033,637	$21,244,360	$33,332,706

54,799		720,550		1,232,866		232,751		2,831,130	2,153,673	2,564,081

$12.82		$12.26		$15.87		$18.74		$12.374	$9.86	$13.00

$746,601		$9,282,883		$19,338,902		$4,190,649		$35,026,804	$22,951,790	$38,401,679
(44,267)		(448,085)		231,882		171,721		6,833	(1,707,430)	(5,068,973)

$702,334		$8,834,798		$19,570,784		$4,362,370		$35,033,637	$21,244,360	$33,332,706

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2022

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$1,746,304 (d)	$248,465 (d)	$212,251 (d)	$87,159 (d)	$117,209 (d)
Non-cash dividends	—	—	—	—	—
Interest	22,557	2,775	7,411	3,216	54

Total investment income	1,768,861	251,240	219,662	90,375	117,263

EXPENSES
Investment advisory fees (Note 2)	80,800	61,969	82,671	87,033	5,397

Other operating expenses (Note 2)
Fund administration expenses	425,143	107,639	86,808	95,104	76,892
Shareholders reports	4,670	6,299	2,541	2,132	5,733
Custodian expenses	26,487	16,121	2,249	6,639	29,612
Transfer agent fees	18,703	4,920	2,615	3,107	2,029
Independent directors’ fees and expenses	5,976	881	636	702	399
Professional fees	36,386	36,196	36,196	36,196	36,422
Legal and Compliance	94,546	27,160	14,531	19,495	10,691
Administrative	228,724	28,140	24,159	25,826	12,785
Licenses	22,221	1,943	—	—	1,450
Fees and registration	1,361	201	138	159	88
Miscellaneous fees	46,667	9,008	5,852	8,625	5,074

Total operating expenses	910,884	238,508	175,725	197,985	181,175

Total expenses before reimbursement	991,684	300,477	258,396	285,018	186,572
Fee waiver and expense reimbursement (Note 2)	(841,663)	(219,918)	(169,111)	(191,022)	(175,829)

Net expenses	150,021	80,559	89,285	93,996	10,743

Net Investment Income (Loss)	1,618,840	170,681	130,377	(3,621)	106,520

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS (Note 1)
Net realized gain (loss) on:
Investment securities	1,343,293	227,127	135,175	(481,201)	269,704
Futures contracts (Note 1)	(164,232)	—	—	—	—
Foreign currency translation	—	—	—	—	—
Gain distributions from Variable Insurance Portfolios	—	—	—	—	—

	1,179,061	227,127	135,175	(481,201)	269,704

Change in net unrealized appreciation (depreciation) of:
Investment securities	(25,267,062)	(3,567,296)	(1,490,390)	(3,826,331)	(1,637,338)
Futures contracts (Note 1)	(73,263)	—	—	—	—
Foreign currency translation	—	—	—	—	—

	(25,340,325)	(3,567,296)	(1,490,390)	(3,826,331)	(1,637,338)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(24,161,264)	(3,340,169)	(1,355,215)	(4,307,532)	(1,367,634)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,542,424)	$(3,169,488)	$(1,224,838)	$(4,311,153)	$(1,261,114)

(a)	The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and receive dividend income entirely from these affiliated Portfolios.
(b)	Realized gains and losses for the Retirement and Allocation Portfolios result from the disposition of shares of the underlying Portfolios.
(c)

The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and derive unrealized gains and losses entirely from these affiliated Portfolios.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio		2030 Retirement Portfolio

$92,134 (d)	$877,697 (d)	$549,190 (d)	$58,369	(a)	$68,089	(a)	$194,096	(a)	$311,956	(a)	$206,714	(a)
—	—	38,595	—		—		—		—		—
2,736	13,245	4,825	—		—		—		—		—

94,870	890,942	592,610	58,369		68,089		194,096		311,956		206,714

25,507	38,273	10,342	2,496		2,813		7,431		11,493		7,506

61,339	232,962	88,898	45,267		44,277		35,717		27,334		35,666
2,601	4,112	4,622	1,807		1,924		1,924		1,946		1,927
3,899	24,416	21,127	8,359		8,348		12,168		15,996		16,987
1,349	10,285	—	1,482		1,815		4,751		7,231		4,592
241	2,907	788	—		—		—		—		—
35,985	37,513	37,695	32,645		32,559		32,559		32,559		34,728
6,796	55,852	—	308		600		2,040		2,690		1,963
8,647	103,440	38,254	—		—		—		—		—
—	10,606	—	—		—		—		—		—
52	654	180	—		—		—		—		—
1,762	30,205	4,140	—		—		—		—		—

122,671	512,952	195,704	89,868		89,523		89,159		87,756		95,863

148,178	551,225	206,046	92,364		92,336		96,590		99,249		103,369
(118,034)	(479,782)	(188,221)	(88,371)		(88,398)		(84,807)		(85,457)		(94,253)

30,144	71,443	17,825	3,993		3,938		11,783		13,792		9,116

64,726	819,499	574,785	54,376		64,151		182,313		298,164		197,598

60,805	1,418,418	(575,467)	(178,443	)(b)	(37,493	)(b)	(11,369	)(b)	65,698	(b)	311,536	(b)
—	(106,281)	—	—		—		—		—		—
—	—	(27,665)	—		—		—		—		—
—	—	—	53,357		85,016		356,687		746,577		610,727

60,805	1,312,137	(603,132)	(125,086)		47,523		345,318		812,275		922,263

(684,021)	(10,015,675)	(1,661,545)	(529,706	)(c)	(861,031	)(c)	(2,630,839	)(c)	(4,658,677	)(c)	(3,593,692	)(c)
—	(45,882)	—	—		—		—		—		—
—	—	195	—		—		—		—		—

(684,021)	(10,061,557)	(1,661,350)	(529,706)		(861,031)		(2,630,839)		(4,658,677)		(3,593,692)

(623,216)	(8,749,420)	(2,264,482)	(654,792)		(813,508)		(2,285,521)		(3,846,402)		(2,671,429)

$(558,490)	$(7,929,921)	$(1,689,697)	$(600,416)		$(749,357)		$(2,103,208)		$(3,548,238)		$(2,473,831)

(d)	Net of foreign taxes as follows:

Equity Index Portfolio	$635
All America Portfolio	$459
Small Cap Value Portfolio	$17
Small Cap Growth Portfolio	$81
Small Cap Equity Index Portfolio	$155
Mid-Cap Equity Index Portfolio	$2,765
International Portfolio	$54,809

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2022

	2035 Retirement Portfolio		2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$116,949	(a)	$104,202	(a)	$56,593	(a)	$57,993	(a)	$13,307	(a)
Interest	—		—		—		—		—

Total investment income	116,949		104,202		56,593		57,993		13,307

EXPENSES
Investment advisory fees (Note 2)	3,972		3,422		1,906		1,897		442

Other operating expenses (Note 2)
Fund administration expenses	42,645		43,030		47,424		46,723		48,418
Shareholders reports	1,927		1,957		484		1,957		1,973
Custodian expenses	15,106		11,871		10,374		11,083		10,699
Transfer agent fees	2,423		2,045		1,013		1,154		255
Independent directors’ fees and expenses	—		—		—		—		—
Professional fees	32,559		32,559		27,247		32,559		32,559
Legal and Compliance	1,521		1,089		1,146		961		365
Administrative	—		—		—		—		—
Licenses	—		—		—		—		—
Fees and registration	—		—		—		—		—
Miscellaneous fees	—		—		—		—		941

Total operating expenses	96,181		92,551		87,688		94,437		95,210

Total expenses before reimbursement	100,153		95,973		89,594		96,334		95,652
Fee waiver and expense reimbursement (Note 2)	(94,593)		(91,183)		(86,926)		(93,679)		(94,718)

Net expenses	5,560		4,790		2,668		2,655		934

Net Investment Income (Loss)	111,389		99,412		53,925		55,338		12,373

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS (Note 1)
Net realized gain (loss) on:
Investment securities	48,442	(b)	346,291	(b)	12,680	(b)	31,643	(b)	5,261	(b)
Futures contracts (Note 1)	—		—		—		—		—
Foreign currency translation	—		—		—		—		—
Gain distributions from Variable Insurance Portfolios	362,991		353,833		207,085		218,135		52,082

	411,433		700,124		219,765		249,778		57,343

Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,856,844	)(c)	(1,946,548	)(c)	(921,151	)(c)	(925,727	)(c)	(212,380	)(c)
Futures contracts (Note 1)	—		—		—		—		—
Foreign currency translation	—		—		—		—		—

	(1,856,844)		(1,946,548)		(921,151)		(925,727)		(212,380)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(1,445,411)		(1,246,424)		(701,386)		(675,949)		(155,037)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,334,022)		$(1,147,012)		$(647,461)		$(620,611)		$(142,664)

(a)	The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and receive dividend income entirely from these affiliated Portfolios.
(b)	Realized gains and losses for the Retirement and Allocation Portfolios result from the disposition of shares of the underlying Portfolios.
(c)

The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and derive unrealized gains and losses entirely from these affiliated Portfolios.

The accompanying notes are an integral part of these financial statements.

2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio		Aggressive Allocation Portfolio		Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio

$9,055	(a)	$112,783	(a)	$282,853	(a)	$61,656	(a)	$—	$—	$—
—		—		—		—		326,955	320,626	738,813

9,055		112,783		282,853		61,656		326,955	320,626	738,813

336		—		—		—		20,201	80,794	135,193

48,413		41,351		29,494		45,577		58,902	115,914	171,986
1,957		1,897		1,932		1,977		1,415	2,635	3,314
11,293		8,246		11,717		10,149		3,961	2,247	3,651
195		2,940		6,599		1,382		1,892	69	510
—		—		—		—		463	1,111	1,945
32,559		32,645		32,645		32,645		35,117	37,326	37,326
153		1,074		2,352		634		9,759	—	—
—		—		—		—		15,508	42,697	80,065
—		—		—		—		—	—	—
—		—		—		—		95	244	437
1,166		—		—		—		1,636	8,020	13,901

95,736		88,153		84,739		92,364		128,748	210,263	313,135

96,072		88,153		84,739		92,364		148,949	291,057	448,328
(95,736)		(86,316)		(80,617)		(91,482)		(122,014)	(200,164)	(292,336)

336		1,837		4,122		882		26,935	90,893	155,992

8,719		110,946		278,731		60,774		300,020	229,733	582,821

410,711	(b)	(2,344	)(b)	174,844	(b)	39,221	(b)	(19)	(108,166)	(522,259)
—		—		—		—		—	—	—
—		—		—		—		—	—	—
36,991		153,895		619,636		233,112		—	—	—

447,702		151,551		794,480		272,333		(19)	(108,166)	(522,259)

(579,823	)(c)	(1,521,720	)(c)	(4,325,332	)(c)	(1,101,170	)(c)	—	(1,683,782)	(4,760,251)
—		—		—		—		—	—	—
—		—		—		—		—	—	—

(579,823)		(1,521,720)		(4,325,332)		(1,101,170)		—	(1,683,782)	(4,760,251)

(132,121)		(1,370,169)		(3,530,852)		(828,837)		(19)	(1,791,948)	(5,282,510)

$(123,402)		$(1,259,223)		$(3,252,121)		$(768,063)		$300,001	$(1,562,215)	$(4,699,689)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Equity Index Portfolio		All America Portfolio
	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,618,840	$1,418,946	$170,681	$148,225
Net realized gain (loss) on investments, futures contracts and foreign currency translations	1,179,061	3,361,944	227,127	1,035,360
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(25,340,325)	22,417,432	(3,567,296)	2,756,871

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,542,424)	27,198,322	(3,169,488)	3,940,456

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(4,578,108)	(1,402,613)	(934,576)	(148,887)

Total distributions	(4,578,108)	(1,402,613)	(934,576)	(148,887)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	14,815,819	19,837,370	702,722	1,054,449
Dividends reinvested	4,578,108	1,402,613	934,576	148,887
Cost of shares redeemed	(14,015,144)	(20,998,987)	(939,124)	(1,776,509)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	5,378,783	240,996	698,174	(573,173)

INCREASE (DECREASE) IN NET ASSETS	(21,741,749)	26,036,705	(3,405,890)	3,218,396
NET ASSETS, BEGINNING OF YEAR	123,882,386	97,845,681	17,917,015	14,698,619

NET ASSETS, END OF YEAR	$102,140,637	$123,882,386	$14,511,125	$17,917,015

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of year	1,720,549	1,724,876	502,377	519,203

Shares sold	234,693	303,659	22,638	32,565
Shares issued as reinvestment of dividends	83,756	21,417	35,029	4,522
Shares redeemed	(223,433)	(329,403)	(30,479)	(53,913)

Net Increase (decrease)	95,016	(4,327)	27,188	(16,826)

Shares outstanding at the end of year	1,815,565	1,720,549	529,565	502,377

The accompanying notes are an integral part of these financial statements.

Small Cap Value Portfolio		Small Cap Growth Portfolio		Small Cap Equity Index Portfolio		Mid Cap Value Portfolio
2022	2021	2022	2021	2022	2021	2022	2021

$130,377	$117,084	$(3,621)	$(41,567)	$106,520	$95,614	$64,726	$41,691
135,175	2,112,110	(481,201)	2,259,640	269,704	902,131	60,805	291,238
(1,490,390)	181,992	(3,826,331)	(729,349)	(1,637,338)	353,031	(684,021)	354,635

(1,224,838)	2,411,186	(4,311,153)	1,488,724	(1,261,114)	1,350,776	(558,490)	687,564

(1,191,596)	(103,700)	(2,037,474)	(12,666)	(526,589)	(1,089,375)	(247,806)	(26,563)

(1,191,596)	(103,700)	(2,037,474)	(12,666)	(526,589)	(1,089,375)	(247,806)	(26,563)

2,030,587	10,206,876	889,613	2,837,004	2,034,063	4,462,368	2,180,022	2,551,128
1,191,596	103,700	2,037,474	12,666	526,589	1,089,375	247,806	26,563
(2,693,297)	(8,324,752)	(2,135,987)	(3,807,640)	(1,336,833)	(2,516,744)	(982,500)	(1,112,530)

528,886	1,985,824	791,100	(957,970)	1,223,819	3,034,999	1,445,328	1,465,161

(1,887,548)	4,293,310	(5,557,527)	518,088	(563,884)	3,296,400	639,032	2,126,162
11,936,249	7,642,939	15,615,484	15,097,396	7,587,099	4,290,699	3,932,399	1,806,237

$10,048,701	$11,936,249	$10,057,957	$15,615,484	$7,023,215	$7,587,099	$4,571,431	$3,932,399

626,045	525,025	676,788	720,986	643,592	394,084	175,973	107,166

115,923	556,861	51,124	124,236	196,415	348,743	101,745	122,133
79,919	5,810	150,924	562	57,960	94,480	13,852	1,289
(161,509)	(461,651)	(131,672)	(168,996)	(127,652)	(193,715)	(47,914)	(54,615)

34,333	101,020	70,376	(44,198)	126,723	249,508	67,683	68,807

660,378	626,045	747,164	676,788	770,315	643,592	243,656	175,973

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Years Ended December 31,

	Mid-Cap Equity Index Portfolio		International Portfolio
	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$819,499	$712,582	$574,785	$344,443
Net realized gain (loss) on investments, futures contracts and foreign currency translations	1,312,137	4,961,423	(603,132)	1,881,447
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(10,061,557)	6,175,729	(1,661,350)	(858,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,929,921)	11,849,734	(1,689,697)	1,367,673

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(3,610,022)	(577,063)	(1,714,903)	(220,053)

Total distributions	(3,610,022)	(577,063)	(1,714,903)	(220,053)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	3,259,162	8,621,708	2,389,920	3,457,019
Dividends reinvested	3,610,022	577,063	1,714,903	220,055
Cost of shares redeemed	(7,190,733)	(10,878,698)	(1,977,090)	(2,228,484)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(321,549)	(1,679,927)	2,127,733	1,448,590

INCREASE (DECREASE) IN NET ASSETS	(11,861,492)	9,592,744	(1,276,867)	2,596,210
NET ASSETS, BEGINNING OF YEAR	59,425,289	49,832,545	15,407,131	12,810,921

NET ASSETS, END OF YEAR	$47,563,797	$59,425,289	$14,130,264	$15,407,131

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of year	1,898,109	1,961,739	1,441,403	1,304,758

Shares sold	118,335	291,681	264,505	328,325
Shares issued as reinvestment of dividends	150,606	19,655	241,536	21,261
Shares redeemed	(274,664)	(374,966)	(226,142)	(212,941)

Net Increase (decrease)	(5,723)	(63,630)	279,899	136,645

Shares outstanding at the end of year	1,892,386	1,898,109	1,721,302	1,441,403

The accompanying notes are an integral part of these financial statements.

Retirement Income Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio
2022	2021	2022	2021	2022	2021	2022	2021

$54,376	$54,958	$64,151	$70,513	$182,313	$185,200	$298,164	$278,450
(125,086)	256,550	47,523	204,286	345,318	692,759	812,275	607,395
(529,706)	(80,567)	(861,031)	175,832	(2,630,839)	608,590	(4,658,677)	1,763,159

(600,416)	230,941	(749,357)	450,631	(2,103,208)	1,486,549	(3,548,238)	2,649,004

(309,082)	(18,820)	(269,892)	—	(849,948)	—	(886,214)	—

(309,082)	(18,820)	(269,892)	—	(849,948)	—	(886,214)	—

507,893	2,332,842	212,685	351,660	1,390,496	1,085,973	1,534,745	3,443,116
309,082	18,820	269,892	—	849,948	—	886,214	—
(528,023)	(272,322)	(651,616)	(697,004)	(1,319,441)	(2,949,314)	(2,255,448)	(1,855,736)

288,952	2,079,340	(169,039)	(345,344)	921,003	(1,863,341)	165,511	1,587,380

(620,546)	2,291,461	(1,188,288)	105,287	(2,032,153)	(376,792)	(4,268,941)	4,236,384
5,342,062	3,050,601	6,360,782	6,255,495	16,246,922	16,623,714	25,814,572	21,578,188

$4,721,516	$5,342,062	$5,172,494	$6,360,782	$14,214,769	$16,246,922	$21,545,631	$25,814,572

387,161	233,634	519,947	549,386	1,086,595	1,217,769	1,520,096	1,425,412

40,201	172,303	18,299	29,626	100,850	75,758	99,910	212,428
27,820	1,392	27,428	—	72,894	—	66,683	—
(43,677)	(20,168)	(59,456)	(59,065)	(96,270)	(206,932)	(152,475)	(117,744)

24,344	153,527	(13,729)	(29,439)	77,474	(131,174)	14,118	94,684

411,505	387,161	506,218	519,947	1,164,069	1,086,595	1,534,214	1,520,096

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Years Ended December 31,

	2030 Retirement Portfolio		2035 Retirement Portfolio
	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$197,598	$169,402	$111,389	$91,919
Net realized gain (loss) on investments, futures contracts and foreign currency translations	922,263	234,018	411,433	213,797
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(3,593,692)	1,557,537	(1,856,844)	822,167

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,473,831)	1,960,957	(1,334,022)	1,127,883

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(186,415)	—	(305,716)	(15)

Total distributions	(186,415)	—	(305,716)	(15)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	2,152,652	3,333,233	1,521,127	2,112,129
Dividends reinvested	186,415	—	305,716	15
Cost of shares redeemed	(1,760,362)	(523,916)	(742,861)	(753,311)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	578,705	2,809,317	1,083,982	1,358,833

INCREASE (DECREASE) IN NET ASSETS	(2,081,541)	4,770,274	(555,756)	2,486,701
NET ASSETS, BEGINNING OF YEAR	16,678,704	11,908,430	8,490,043	6,003,342

NET ASSETS, END OF YEAR	$14,597,163	$16,678,704	$7,934,287	$8,490,043

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of year	898,476	741,651	437,126	363,478

Shares sold	130,763	186,925	88,547	115,523
Shares issued as reinvestment of dividends	12,690	—	20,796	1
Shares redeemed	(108,511)	(30,100)	(43,660)	(41,876)

Net Increase (decrease)	34,942	156,825	65,683	73,648

Shares outstanding at the end of year	933,418	898,476	502,809	437,126

The accompanying notes are an integral part of these financial statements.

2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
2022	2021	2022	2021	2022	2021	2022	2021

$99,412	$86,192	$53,925	$40,818	$55,338	$43,188	$12,373	$9,516
700,124	195,363	219,765	127,910	249,778	205,767	57,343	23,543
(1,946,548)	853,967	(921,151)	439,273	(925,727)	370,243	(212,380)	87,795

(1,147,012)	1,135,522	(647,461)	608,001	(620,611)	619,198	(142,664)	120,854

(274,532)	—	(127,417)	—	(247,625)	(2,174)	(10,350)	—

(274,532)	—	(127,417)	—	(247,625)	(2,174)	(10,350)	—

1,705,407	2,161,215	856,987	732,318	867,618	979,957	194,560	355,455
274,532	—	127,417	—	247,625	2,174	10,350	—
(1,684,275)	(329,844)	(319,992)	(129,885)	(262,274)	(539,232)	(27,642)	(28,013)

295,664	1,831,371	664,412	602,433	852,969	442,899	177,268	327,442

(1,125,880)	2,966,893	(110,466)	1,210,434	(15,267)	1,059,923	24,254	448,296
8,170,600	5,203,707	4,008,890	2,798,456	3,988,856	2,928,933	899,272	450,976

$7,044,720	$8,170,600	$3,898,424	$4,008,890	$3,973,589	$3,988,856	$923,526	$899,272

415,674	315,523	205,380	171,508	167,012	147,036	49,382	29,781

97,002	118,607	50,077	40,997	42,642	42,993	12,106	21,267
18,650	—	8,674	—	14,289	96	738	—
(88,353)	(18,456)	(19,196)	(7,125)	(12,636)	(23,113)	(1,600)	(1,666)

27,299	100,151	39,555	33,872	44,295	19,976	11,244	19,601

442,973	415,674	244,935	205,380	211,307	167,012	60,626	49,382

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Years Ended December 31,

	2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,719	$4,895	$110,946	$122,797	$278,731	$271,076
Net realized gain (loss) on investments, futures contracts and foreign currency translations	447,702	21,543	151,551	441,588	794,480	1,559,630
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(579,823)	45,450	(1,521,720)	200,484	(4,325,332)	1,323,216

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(123,402)	71,888	(1,259,223)	764,869	(3,252,121)	3,153,922

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(5,758)	(25)	(564,444)	(38,197)	(1,309,914)	—

Total distributions	(5,758)	(25)	(564,444)	(38,197)	(1,309,914)	—

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	258,046	462,166	1,188,901	2,582,479	1,534,522	5,784,904
Dividends reinvested	5,758	25	564,444	38,197	1,309,914	—
Cost of shares redeemed	(189,395)	(72,249)	(945,407)	(3,191,986)	(2,297,187)	(8,553,395)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	74,409	389,942	807,938	(571,310)	547,249	(2,768,491)

INCREASE (DECREASE) IN NET ASSETS	(54,751)	461,805	(1,015,729)	155,362	(4,014,786)	385,431
NET ASSETS, BEGINNING OF YEAR	757,085	295,280	9,850,527	9,695,165	23,585,570	23,200,139

NET ASSETS, END OF YEAR	$702,334	$757,085	$8,834,798	$9,850,527	$19,570,784	$23,585,570

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of year	49,700	23,277	656,990	697,397	1,190,092	1,342,486

Shares sold	19,330	32,031	87,180	178,463	85,802	309,707
Shares issued as reinvestment of dividends	489	2	48,080	2,620	87,796	—
Shares redeemed	(14,720)	(5,610)	(71,700)	(221,490)	(130,824)	(462,101)

Net Increase (decrease)	5,099	26,423	63,560	(40,407)	42,774	(152,394)

Shares outstanding at the end of year	54,799	49,700	720,550	656,990	1,232,866	1,190,092

The accompanying notes are an integral part of these financial statements.

Aggressive Allocation Portfolio		Money Market Portfolio		Mid-Term Bond Portfolio		Bond Portfolio
2022	2021	2022	2021	2022	2021	2022	2021

$60,774	$55,274	$300,020	$(10,312)	$229,733	$156,410	$582,821	$376,800
272,333	175,444	(19)	(117)	(108,166)	(8,323)	(522,259)	80,545
(1,101,170)	534,284	—	—	(1,683,782)	(509,629)	(4,760,251)	(1,331,925)

(768,063)	765,002	300,001	(10,429)	(1,562,215)	(361,542)	(4,699,689)	(874,580)

(212,802)	—	(292,690)	—	(156,410)	(430,440)	(526,891)	(561,005)

(212,802)	—	(292,690)	—	(156,410)	(430,440)	(526,891)	(561,005)

477,189	1,224,872	27,785,265	1,311,106	3,982,850	5,120,726	4,535,144	11,681,546
212,802	—	292,690	—	156,410	430,440	526,891	561,005
(403,275)	(858,816)	(1,118,474)	(780,407)	(2,072,386)	(4,166,322)	(4,415,178)	(7,064,637)

286,716	366,056	26,959,481	530,699	2,066,874	1,384,844	646,857	5,177,914

(694,149)	1,131,058	26,966,792	520,270	348,249	592,862	(4,579,723)	3,742,329
5,056,519	3,925,461	8,066,845	7,546,575	20,896,111	20,303,249	37,912,429	34,170,100

$4,362,370	$5,056,519	$35,033,637	$8,066,845	$21,244,360	$20,896,111	$33,332,706	$37,912,429

216,316	198,822	655,221	612,144	1,941,203	1,813,650	2,515,539	2,176,997

24,177	56,162	2,242,686	106,420	400,683	465,213	329,217	763,246
12,223	—	23,680	—	16,041	39,709	41,163	37,128
(19,965)	(38,668)	(90,457)	(63,343)	(204,254)	(377,369)	(321,838)	(461,832)

16,435	17,494	2,175,909	43,077	212,470	127,553	48,542	338,542

232,751	216,316	2,831,130	655,221	2,153,673	1,941,203	2,564,081	2,515,539

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Portfolio share outstanding for the year ended December 31, 2022, the year ended December 31, 2021 and for the period from January 24, 2020 (commencement of operations) through December 31, 2020 and other supplementary data with respect to each Portfolio are presented below and in the pages following:

	Equity Index Portfolio				All America Portfolio
	Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†
	2022	2021			2022	2021

Net Asset Value, Beginning of Year	$72.00	$56.73	$48.89		$35.66	$28.31	$24.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.89	0.82	0.84		0.33	0.31	0.33
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(13.97)	15.26	7.00		(6.71)	7.34	3.38

Total From Investment Operations	(13.08)	16.08	7.84		(6.38)	7.65	3.71

Less Distributions
From Net Investment Income	(0.80)	(0.81)	—		(0.26)	(0.30)	—
From Net Realized Gains	(1.86)	—	—		(1.62)	—	—

Total Distributions	(2.66)	(0.81)	—		(1.88)	(0.30)	—

Net Asset Value, End of Year	$56.26	$72.00	$56.73		$27.40	$35.66	$28.31

Total Return (%)(f)	(18.06)	28.51	16.01	(b)	(17.73)	27.10	15.08	(b)

Net Assets, End of Year ($ millions)	102.1	123.9	97.8		14.5	17.9	14.7

Ratio of Net Income (Loss) to Average Net Assets (%)	1.50	1.29	1.80	(c)	1.10	0.89	1.42	(c)

Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.92	0.78	0.98	(c)	1.94	1.66	1.93	(c)

Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.13	0.14	(c)	0.52	0.52	0.52	(c)

Portfolio Turnover Rate (%)(a)	10.72	21.48	39.64	(b)	18.54	25.92	45.10	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Portfolio				Small Cap Growth Portfolio				Small Cap Equity Index Portfolio
Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†
2022	2021			2022	2021			2022	2021

$19.07	$14.56	$14.86		$23.07	$20.94	$14.97		$11.79	$10.89	$9.88

0.20	0.11	0.25		— (e)	(0.06)	(0.02)		0.14	0.17	0.10
(2.11)	4.52	(0.55)		(6.51)	2.21	5.99		(2.08)	2.65	1.03

(1.91)	4.63	(0.30)		(6.51)	2.15	5.97		(1.94)	2.82	1.13

(0.14)	(0.12)	—		—	(0.02)	—		(0.13)	(0.15)	(0.08)
(1.80)	—	—		(3.10)	—	—		(0.60)	(1.77)	(0.04)

(1.94)	(0.12)	—		(3.10)	(0.02)	—		(0.73)	(1.92)	(0.12)

$15.22	$19.07	$14.56		$13.46	$23.07	$20.94		$9.12	$11.79	$10.89

(9.81)	31.86	(2.02	)(b)	(28.27)	10.26	39.92	(b)	(16.30)	26.57	11.52	(b)

10.0	11.9	7.6		10.1	15.6	15.1		7.0	7.6	4.3

1.18	0.94	2.11	(c)	(0.03)	(0.26)	(0.15	)(c)	1.48	1.32	1.57	(c)

2.35	2.03	2.29	(c)	2.46	1.88	2.06	(c)	2.59	2.66	2.61	(c)

0.81	0.81	0.81	(c)	0.81	0.81	0.81	(c)	0.15	0.14	0.15	(c)

21.45	79.96	49.88	(b)	67.79	60.11	96.43	(b)	37.04	66.71	69.92	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Mid Cap Value Portfolio				Mid-Cap Equity Index Portfolio
	Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†
	2022	2021			2022	2021

Net Asset Value, Beginning of Year	$22.35	$16.85	$16.33		$31.31	$25.40	$22.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.22	0.17	0.46		0.44	0.39	0.33
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.67)	5.53	0.06		(4.66)	5.83	2.58

Total From Investment Operations	(2.45)	5.70	0.52		(4.22)	6.22	2.91

Less Distributions
From Net Investment Income	(0.16)	(0.20)	—		(0.34)	(0.31)	—
From Net Realized Gains	(0.98)	—	—		(1.62)	—	—

Total Distributions	(1.14)	(0.20)	—		(1.96)	(0.31)	—

Net Asset Value, End of Year	$18.76	$22.35	$16.85		$25.13	$31.31	$25.40

Total Return (%)(f)	(10.70)	33.91	3.19	(b)	(13.19)	24.56	12.96	(b)
Net Assets, End of Year ($ millions)	4.6	3.9	1.8		47.6	59.4	49.8
Ratio of Net Income (Loss) to Average Net Assets (%)	1.40	1.52	3.17	(c)	1.61	1.26	1.68	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(g)	3.20	4.26	4.25	(c)	1.08	0.87	1.07	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(g)	0.65	0.65	0.65	(c)	0.14	0.14	0.14	(c)
Portfolio Turnover Rate (%)(a)	18.34	51.57	27.14	(b)	24.10	39.89	53.83	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

International Portfolio				Retirement Income Portfolio				2015 Retirement Portfolio
Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†
2022	2021			2022	2021			2022	2021

$10.69	$9.82	$9.05		$13.80	$13.06	$12.22		$12.23	$11.39	$10.61

0.33	0.23	0.17		0.13	0.14	—	(e)	0.14	0.14	—	(e)
(1.64)	0.80	0.60		(1.68)	0.65	0.84		(1.60)	0.70	0.78

(1.31)	1.03	0.77		(1.55)	0.79	0.84		(1.46)	0.84	0.78

(0.24)	(0.16)	—		(0.18)	—	—		(0.18)	—	—
(0.93)	—	—		(0.60)	(0.05)	—		(0.37)	—	—

(1.17)	(0.16)	—		(0.78)	(0.05)	—		(0.55)	—	—

$8.21	$10.69	$9.82		$11.47	$13.80	$13.06		$10.22	$12.23	$11.39

(10.59)	10.53	8.47	(b)	(11.01)	6.05	6.88	(b)	(11.72)	7.37	7.38	(b)
14.1	15.4	12.8		4.7	5.3	3.1		5.2	6.4	6.3
4.17	2.40	2.30	(c)	1.09	1.31	(0.03	)(c)	1.14	1.11	(0.04	)(c)
1.49	1.17	1.19	(c)	1.85	2.19	2.50	(c)	1.64	1.49	1.10	(c)
0.13	0.12	0.13	(c)	0.08	0.08	0.08	(c)	0.07	0.07	0.07	(c)
20.78	101.67	27.23	(b)	17.17	13.95	34.72	(b)	12.02	16.48	14.67	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	2020 Retirement Portfolio				2025 Retirement Portfolio
	Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†
	2022	2021			2022	2021

Net Asset Value, Beginning of Year	$14.95	$13.65	$12.57		$16.98	$15.14	$13.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.16	0.17	(0.01)		0.20	0.18	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.11)	1.13	1.09		(2.55)	1.66	1.34

Total From Investment Operations	(1.95)	1.30	1.08		(2.35)	1.84	1.33

Less Distributions
From Net Investment Income	(0.21)	—	—		(0.21)	—	—
From Net Realized Gains	(0.58)	—	—		(0.38)	—	—

Total Distributions	(0.79)	—	—		(0.59)	—	—

Net Asset Value, End of Year	$12.21	$14.95	$13.65		$14.04	$16.98	$15.14

Total Return (%)(f)	(12.83)	9.52	8.60	(b)	(13.64)	12.15	9.64	(b)
Net Assets, End of Year ($ millions)	14.2	16.2	16.6		21.5	25.8	21.6
Ratio of Net Income (Loss) to Average Net Assets (%)	1.23	1.13	(0.06	)(c)	1.30	1.18	(0.06	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(g)	0.65	0.66	0.51	(c)	0.43	0.50	0.44	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(g)	0.08	0.07	0.07	(c)	0.06	0.06	0.06	(c)
Portfolio Turnover Rate (%)(a)	11.91	18.50	18.95	(b)	14.98	14.62	22.54	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2030 Retirement Portfolio				2035 Retirement Portfolio					2040 Retirement Portfolio
Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,			Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†
2022	2021			2022	2021				2022	2021

$18.56	$16.06	$14.48		$19.42	$16.52		$14.75		$19.66	$16.49	$14.64

0.21	0.19	(0.01)		0.21	0.21		(0.01)		0.23	0.21	(0.01)
(2.92)	2.31	1.59		(3.19)	2.69		1.78		(3.33)	2.96	1.86

(2.71)	2.50	1.58		(2.98)	2.90		1.77		(3.10)	3.17	1.85

(0.21)	—	—		(0.21)	—		—		(0.23)	—	—
—	—	—		(0.45)	—	(e)	—		(0.43)	—	—

(0.21)	—	—		(0.66)	—		—		(0.66)	—	—

$15.64	$18.56	$16.06		$15.78	$19.42		$16.52		$15.90	$19.66	$16.49

(14.54)	15.57	10.89	(b)	(15.10)	17.55		12.00	(b)	(15.48)	19.22	12.65	(b)
14.6	16.7	11.9		7.9	8.5		6.0		7.0	8.2	5.2
1.32	1.21	(0.06	)(c)	1.40	1.25		(0.06	)(c)	1.45	1.24	(0.05	)(c)
0.69	0.77	0.65	(c)	1.26	1.34		1.18	(c)	1.40	1.41	1.40	(c)
0.06	0.06	0.06	(c)	0.07	0.07		0.07	(c)	0.07	0.07	0.07	(c)
19.29	7.79	26.71	(b)	18.96	15.23		29.41	(b)	29.05	12.32	32.08	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	2045 Retirement Portfolio				2050 Retirement Portfolio
	Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†
	2022	2021			2022	2021

Net Asset Value, Beginning of Year	$19.52	$16.32	$14.47		$23.88	$19.92	$17.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.20	0.20	(0.01)		0.23	0.26	—	(e)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(3.24)	3.00	1.86		(4.01)	3.71	2.28

Total From Investment Operations	(3.04)	3.20	1.85		(3.78)	3.97	2.28

Less Distributions
From Net Investment Income	(0.19)	—	—		(0.25)	—	—
From Net Realized Gains	(0.37)	—	—		(1.05)	(0.01)	—

Total Distributions	(0.56)	—	—		(1.30)	(0.01)	—

Capital Contribution from Adviser	—	—	—		—	—	—

Net Asset Value, End of Year	$15.92	$19.52	$16.32		$18.80	$23.88	$19.92

Total Return (%)(f)	(15.34)	19.61	12.81	(b)	(15.36)	19.95	12.92	(b)
Net Assets, End of Year ($ millions)	3.9	4.0	2.8		4.0	4.0	2.9
Ratio of Net Income (Loss) to Average Net Assets (%)	1.42	1.17	(0.05	)(c)	1.46	1.21	(0.04	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(g)	2.35	2.70	2.51	(c)	2.54	2.64	2.51	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(g)	0.07	0.07	0.07	(c)	0.07	0.07	0.07	(c)
Portfolio Turnover Rate (%)(a)	13.60	12.43	21.26	(b)	13.41	23.80	21.92	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

(h)

The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC, the Adviser, of $1,590 during the year to reflect an increase in the value of receivables owed to the Portfolio at year-end.

(i)

The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC, the Adviser, during the year. The corresponding impact to the total return was an increase of 0.62% for the period shown.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Portfolio				2060 Retirement Portfolio					Conservative Allocation Portfolio
Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,			Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†
2022	2021			2022	2021				2022	2021

$18.21	$15.14	$13.43		$15.23	$12.69		$11.21		$14.99	$13.90	$12.86

0.17	0.19	(0.01)		0.17	0.10		—	(e)	0.15	0.19	—	(e)
(2.97)	2.88	1.72		(2.46)	2.44		1.41		(2.03)	0.96	1.04

(2.80)	3.07	1.71		(2.29)	2.54		1.41		(1.88)	1.15	1.04

(0.18)	—	—		(0.12)	—	(e)	—		(0.24)	—	—
—	—	—		—	—		—		(0.61)	(0.06)	—

(0.18)	—	—		(0.12)	—		—		(0.85)	(0.06)	—

—	—	—		—	—		0.07	(h)	—	—	—

$15.23	$18.21	$15.14		$12.82	$15.23		$12.69		$12.26	$14.99	$13.90

(15.30)	20.28	12.71	(b)	(14.94)	20.02		13.18	(b)(i)	(12.32)	8.28	8.08	(b)
0.9	0.9	0.5		0.7	0.8		0.3		8.8	9.9	9.7
1.41	1.28	(0.08	)(c)	1.31	1.14		(0.01	)(c)	1.21	1.25	(0.02	)(c)
10.88	12.24	13.49	(c)	14.38	21.07		21.39	(c)	0.96	0.95	0.77	(c)
0.11	0.05	0.11	(c)	0.05	0.05		0.05	(c)	0.02	0.02	0.02	(c)
9.85	13.07	17.48	(b)	37.47	26.75		52.71	(b)	10.28	31.80	25.55	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Moderate Allocation Portfolio				Aggressive Allocation Portfolio
	Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†
	2022	2021			2022	2021

Net Asset Value, Beginning of Year	$19.82	$17.28	$15.70		$23.38	$19.74	$17.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.23	0.23	—	(e)	0.26	0.26	—	(e)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(3.05)	2.31	1.58		(3.93)	3.38	2.20

Total From Investment Operations	(2.82)	2.54	1.58		(3.67)	3.64	2.20

Less Distributions
From Net Investment Income	(0.26)	—	—		(0.25)	—	—
From Net Realized Gains	(0.87)	—	—		(0.72)	—	—
Return of Capital	—	—	—		—	—	—

Total Distributions	(1.13)	—	—		(0.97)	—	—

Net Asset Value, End of Year	$15.87	$19.82	$17.28		$18.74	$23.38	$19.74

Total Return (%)(f)	(13.88)	14.70	10.10	(b)	(15.36)	18.44	12.51	(b)
Net Assets, End of Year ($ millions)	19.6	23.6	23.2		4.4	5.1	3.9
Ratio of Net Income (Loss) to Average Net Assets (%)	1.35	1.19	(0.02	)(c)	1.38	1.19	(0.02	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(g)	0.41	0.45	0.37	(c)	2.09	1.99	1.39	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(g)	0.02	0.02	0.02	(c)	0.02	0.02	0.02	(c)
Portfolio Turnover Rate (%)(a)	11.10	32.02	24.94	(b)	9.09	19.40	13.94	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio				Mid-Term Bond Portfolio				Bond Portfolio
Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†		Years Ended December 31,		Period Ended December 31, 2020†
2022	2021			2022	2021			2022	2021

$12.312	$12.328	$12.325		$10.76	$11.19	$10.72		$15.07	$15.70	$14.96

0.108	(0.015)	0.029		0.11	0.08	0.11		0.23	0.13	0.20
0.060	(0.001)	0.004		(0.93)	(0.27)	0.36		(2.09)	(0.53)	0.54

0.168	(0.016)	0.033		(0.82)	(0.19)	0.47		(1.86)	(0.40)	0.74

(0.106)	—	(0.029)		(0.08)	(0.11)	—		(0.21)	(0.23)	—
—	—	—		—	(0.13)	—		—	— (e)	—
—	—	(0.001)		—	—	—		—	—	—

(0.106)	—	(0.030)		(0.08)	(0.24)	—		(0.21)	(0.23)	—

$12.374	$12.312	$12.328		$9.86	$10.76	$11.19		$13.00	$15.07	$15.70

1.35	(0.16)	0.28	(b)	(7.60)	(1.74)	4.37	(b)	(12.31)	(2.52)	4.95	(b)
35.0	8.1	7.5		21.2	20.9	20.3		33.3	37.9	34.2
2.22	(0.13)	0.27	(c)	1.14	0.78	1.14	(c)	1.68	1.07	1.37	(c)
1.10	1.61	0.85	(c)	1.44	1.39	1.40	(c)	1.29	1.20	1.32	(c)
0.20	0.20	0.20	(c)	0.45	0.45	0.45	(c)	0.45	0.45	0.45	(c)
NA	NA	NA		26.87	16.55	32.55	(b)	24.99	30.27	21.69	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on April 19, 2019 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company (“Mutual of America Life”) and a former affiliate that offers the Portfolios through its separate accounts. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Portfolio of investments. At December 31, 2022, there were 25 active portfolios (collectively, “the Funds or Portfolios”): Equity Index Portfolio, All America Portfolio, Small Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Equity Index Portfolio, Mid Cap Value Portfolio, Mid-Cap Equity Index Portfolio, International Portfolio, Money Market Portfolio, Mid-Term Bond Portfolio, Bond Portfolio; Retirement Income Portfolio, 2015 Retirement Portfolio, 2020 Retirement Portfolio, 2025 Retirement Portfolio, 2030 Retirement Portfolio, 2035 Retirement Portfolio, 2040 Retirement Portfolio, 2045 Retirement Portfolio, 2050 Retirement Portfolio, 2055 Retirement Portfolio and 2060 Retirement Portfolio (collectively, “Retirement Portfolios”); a Conservative Allocation Portfolio, a Moderate Allocation Portfolio and an Aggressive Allocation Portfolio (collectively, “Allocation Portfolios”). The Portfolios commenced operations on January 24, 2020 with transfers from the Mutual of America Investment Corporation (the “Investment Corporation”), a registered management investment company affiliated with Mutual of America Life. This transfer was made in order to allow the funds of the Investment Corporation to be offered to additional retail investors starting on December 14, 2020.

Investment Company shares are issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of select equity and fixed income portfolios of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Portfolios and Allocation Portfolios. Mutual of America Securities LLC, a wholly owned subsidiary of Mutual of America Life, acts as principal underwriter for the distribution of the Portfolios’ shares.

The Portfolios follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of December 31, 2022, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the Small Cap Equity Index Portfolio (see Note a below) which were considered Level 3 and securities listed on foreign exchanges which were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

December 31, 2022. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of December 31, 2022:

Portfolio	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:*
Equity Index Portfolio
Common Stock-Indexed	$100,379,916	—	—		$100,379,916
Short-Term Debt Securities	—	$199,490	—		$199,490
Temporary Cash Investment	—	$1,481,543	—		$1,481,543

	$100,379,916	$1,681,033	—		$102,060,949
All America Portfolio
Common Stock	14,372,072	—	—		14,372,072
Temporary Cash Investment	—	$157,611	—		$157,611

	$14,372,072	$157,611	—		$14,529,683
Small Cap Value Portfolio
Common Stock	$9,716,267	—	—		$9,716,267
Temporary Cash Investment	—	$334,070	—		$334,070

	$9,716,267	$334,070	—		$10,050,337
Small Cap Growth Portfolio
Common Stock	$9,841,743	—	—		$9,841,743
Temporary Cash Investment	—	$225,069	—		$225,069

	$9,841,743	$225,069	—		$10,066,812
Small Cap Equity Index Portfolio
Common Stock-Indexed	$6,993,838	—	—	(a)	$6,993,838
Temporary Cash Investment	—	$29,235	—		$29,235

	$6,993,838	$29,235	—		$7,023,073
Mid Cap Value Portfolio
Common Stock	$4,343,552	—	—		$4,343,552
Temporary Cash Investment	—	$228,220	—		$228,220

	$4,343,552	$228,220	—		$4,571,772
Mid-Cap Equity Index Portfolio
Common Stock-Indexed	$46,402,565	—	—		$46,402,565
Short-Term Debt Securities	—	$199,490	—		$199,490
Temporary Cash Investment	—	$931,371	—		$931,371

	$46,402,565	$1,130,861	—		$47,533,426
International Portfolio
Common Stock	$965,415	$12,466,241	—		$13,431,656
Temporary Cash Investment	—	$646,200	—		$646,200

	$965,415	$13,112,441	—		$14,077,856
Retirement Income Portfolio
Common Stock	$4,715,414	—	—		$4,715,414
2015 Retirement Portfolio
Common Stock	$5,166,470	—	—		$5,166,470
2020 Retirement Portfolio
Common Stock	$14,211,969	—	—		$14,211,969

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Portfolio	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2025 Retirement Portfolio
Common Stock	$21,541,567	—	—	$21,541,567
2030 Retirement Portfolio
Common Stock	$14,591,564	—	—	$14,591,564
2035 Retirement Portfolio
Common Stock	$7,928,475	—	—	$7,928,475
2040 Retirement Portfolio
Common Stock	$7,038,687	—	—	$7,038,687
2045 Retirement Portfolio
Common Stock	$3,891,355	—	—	$3,891,355
2050 Retirement Portfolio
Common Stock	$3,966,538	—	—	$3,966,538
2055 Retirement Portfolio
Common Stock	$915,423	—	—	$915,423
2060 Retirement Portfolio
Common Stock	$696,058	—	—	$696,058
Conservative Allocation Portfolio
Common Stock	$8,829,704	—	—	$8,829,704
Moderate Allocation Portfolio
Common Stock	$19,568,653	—	—	$19,568,653
Aggressive Allocation Portfolio
Common Stock	$4,355,525	—	—	$4,355,525
Money Market Portfolio
U.S. Government Debt	—	$16,860,354	—	$16,860,354
U.S. Government Agency Short-Term Debt	—	$8,140,150	—	$8,140,150
Commercial Paper	—	$10,005,814	—	$10,005,814
Temporary Cash Investment	—	$35,612	—	$35,612

	—	$35,041,930	—	$35,041,930
Mid-Term Bond Portfolio
U.S. Government Debt	—	$10,218,717	—	$10,218,717
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$5,481,708	—	$5,481,708
Long-Term Corporate Debt	—	$5,333,877	—	$5,333,877
Temporary Cash Investment	—	$68,318	—	$68,318

	—	$21,102,620	—	$21,102,620
Bond Portfolio
U.S. Government Debt	—	$14,437,350	—	$14,437,350
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$11,183,341	—	$11,183,341
Long-Term Corporate Debt	—	$6,948,625	—	$6,948,625
Temporary Cash Investment	—	$656,143	—	$656,143

	—	$33,225,459	—	$33,225,459

Other Financial Instruments:**

Equity Index Portfolio	$(48,588)	—	—	$(48,588)
Mid-Cap Equity Index Portfolio	$(17,240)	—	—	$(17,240)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2022
	Balance December 31, 2021(a)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance December 31, 2022(a)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2022
Small Cap Equity Index Portfolio —Indexed Common Stock	$—	(b)	—	—	—	—	—	—	$—	(b),(c)	—
Mid-Term Bond Portfolio —Common Stock	$23,381	(d)	$31,956	$9,623	—	—	—	$(64,960)	—		—
Bond Portfolio — Common Stock	$37,037	(e)	$50,580	$15,283	—	—	—	$(102,900)	—		—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. — contingent value rights with $0 fair value.
(c)	Level 3 securities, OmniAb, Inc. C1 CR3 and OmniAb, Inc. C1 CR4 — common stocks with $0 fair value.
(d)	Level 3 security, Superior Energy Svcs., Inc. — common stock with change in unrealized gain of $31,956, realized gain of $9,623 and sales of $64,960.
(e)	Level 3 security, Superior Energy Svcs., Inc. — common stock with change in unrealized gain of $50,580, realized gain of $15,283 and sales of $102,900.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Portfolios that invest in securities listed on foreign exchanges, the value of the securities may change on days when there is no possibility to purchase or redeem shares of the Portfolios. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. Effective September 8, 2022, the Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value. The Advisor’s valuation for fixed income securities that are considered Level 3 is primarily based on information regarding similar publicly traded fixed income securities taking into account coupon rate, maturity, quality and the existence of government guarantees.

The Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Portfolio and Mid-Cap Equity Index Portfolio each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Portfolio’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the portfolios’ use of futures contracts at their fair values as of December 31, 2022 and for the year ended December 31, 2022:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	Equity Index Portfolio	Mid-Cap Equity Index Portfolio
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(48,588)	$(17,240)

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	Equity Index Portfolio	Mid-Cap Equity Index Portfolio
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(164,232)	$(106,281)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(73,263)	$(45,882)

During the year ended December 31, 2022, the Equity Index Portfolio and Mid-Cap Equity Index Portfolio held futures contracts with average notional amounts of $1,117,458 and $754,055 respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Retirement Portfolios — Each of the Retirement Portfolios invests in equity (stock) Portfolios and fixed income (bond) Portfolios and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Portfolio’s time horizon.

As of December 31, 2022, the Retirement Portfolios target their investments in the following underlying Portfolios of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Portfolios*	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio	Money Market Portfolio
Retirement Income Portfolio	20%	5%	—	5%	35%	30%	5%
2015 Retirement Portfolio	23%	5%	—	5%	35%	27%	5%
2020 Retirement Portfolio	25%	7%	2%	7%	35%	19%	5%
2025 Retirement Portfolio	30%	8%	3%	10%	32%	14%	3%
2030 Retirement Portfolio	35%	10%	4%	12%	26%	10%	3%
2035 Retirement Portfolio	40%	13%	5%	15%	20%	4%	3%
2040 Retirement Portfolio	44%	14%	6%	18%	16%	—	2%
2045 Retirement Portfolio	47%	14%	7%	19%	11%	—	2%

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Portfolios*	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio	Money Market Portfolio
2050 Retirement Portfolio	48%	14%	8%	20%	8%	—	2%
2055 Retirement Portfolio	47%	15%	9%	21%	7%	—	1%
2060 Retirement Portfolio	47%	15%	10%	22%	5%	—	1%

*	May include the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios

Generally, rebalancing of the Retirement Portfolios’ holdings is performed on a periodic basis and the mix of underlying Portfolios is reviewed annually.

Allocation Portfolios — The Allocation Portfolios target their investments in the following underlying Portfolios of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Portfolios’ holdings is performed on a periodic basis.

Change in Target Investments — During the year, the Retirement Portfolios listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio		Small Cap Portfolios*		International Portfolio		Bond Portfolio		Mid-Term Bond Portfolio	Money Market Portfolio
Retirement Income Portfolio	—	—		—		5%		—		5%	(10%	)
2015 Retirement Portfolio	1%	(1%	)	—		—		(2%	)	7%	(5%	)
2020 Retirement Portfolio	2%	(1%	)	(2%	)	(1%	)	(2%	)	4%	—
2025 Retirement Portfolio	3%	(4%	)	(1%	)	—		—		4%	(2%	)
2030 Retirement Portfolio	2%	(5%	)	(1%	)	—		1%		5%	(2%	)
2035 Retirement Portfolio	3%	(3%	)	(2%	)	—		(5%	)	4%	3%
2040 Retirement Portfolio	3%	(3%	)	(2%	)	(1%	)	(1%	)	—	2%
2045 Retirement Portfolio	5%	(3%	)	(2%	)	1%		(3%	)	—	2%
2050 Retirement Portfolio	7%	(4%	)	(2%	)	1%		(4%	)	—	2%
2055 Retirement Portfolio	7%	(4%	)	(2%	)	1%		(3%	)	—	1%
2060 Retirement Portfolio	8%	(5%	)	(2%	)	1%		(3%	)	—	1%

*	May include the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios

Change in International Portfolio Investments — unaudited. — Previously, the International Portfolio was invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Portfolio had also invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries. The Securities and Exchange Commission revoked the exemptive orders that allowed these investments effective on January 19, 2022. Commencing in December 2021, the Portfolio began investing directly in the stocks of companies represented in the MSCI EAFE® Index, except to the extent that it is permissible to invest in exchange traded funds within the general limitations of the Investment Company Act of 1940.

Foreign Investment Risk — unaudited. — Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. The Portfolios may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These amounts are included in Interest and dividends receivable on the Statements of Assets and Liabilities and in Dividends on the Statements of Operations.

Foreign Currency Translations — The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized gain (loss) on foreign currency translations and change in net unrealized appreciation (depreciation) of foreign currency translations within the Statement of Operations.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the Portfolios’ net asset values) are made within the Portfolios’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Portfolio in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a portfolio’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the portfolio’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2022, management has evaluated the tax positions taken on the Portfolios’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Portfolios’ financial statements. Generally, the statute of limitations is open for 3 years after the tax returns are filed. Each Portfolio’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2022, the following Mutual of America Variable Insurance Portfolios had capital loss carry-forwards available to offset net realized capital gains generated after December 31, 2021.

	Small Cap Growth Portfolio	International Portfolio	Retirement Income Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio
Capital loss carry-forward (short-term)	$(427,117)	$(552,789)	$(2,123)	$(496)	$(3,394)
(long-term)	$(5,009)	$(23,277)	$(100,852)	$—	$(113,095)

	Bond Portfolio
Capital loss carry-forward (short-term)	$(273,254)
(long-term)	$(372,734)

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

2.	EXPENSES

The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Portfolios of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each portfolio, at the following annual rates:

Portfolio	Annual Investment Management Fee
Retirement Portfolios	.05%
Equity Index, Mid-Cap Equity Index, Small Cap Equity Index, International Portfolios	.075%
Money Market Portfolio	.15%
Bond Portfolio	.39%
All America, Mid-Term Bond Portfolios	.40%
Mid Cap Value Portfolio	.55%
Small Cap Value, Small Cap Growth Portfolios	.75%

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Shareholders in the Allocation and Retirement Portfolios indirectly bear their pro-rata share of the investment management fees incurred by the underlying Portfolios in which they invest.

The total expenses of each Portfolio were subject to expense limitations through January 22, 2022, as stated in the exemptive order issued by the Securities and Exchange Commission on October 29, 2019 (the “Substitution Order”) arising out of the substitution of the Mutual of America Investment Corporation Funds for comparable Portfolios of the Investment Company in certain contracts and policies issued by the separate accounts of Mutual of America Life and Wilton Reassurance Life Company of New York.

In accordance with the Substitution Order, as of the inception of the Portfolios on January 24, 2020, the Investment Company and the Adviser entered into a reimbursement agreement under which the Adviser agreed to reimburse the Portfolios’ expenses to the extent that the Total Annual Operating Expenses exceed the Total Annual Operating Expenses of the replaced funds for the most recent fiscal year preceding the date of the Substitution Order (excluding any Acquired Fund Fees, as applicable, and any extraordinary expenses that may arise and charges incurred in trading portfolio securities) from inception of the Portfolios through April 30, 2023. In accordance with the reimbursement agreement between the Investment Company and the Adviser, from May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15% for all Portfolios, excluding the Retirement Portfolios and Allocation Portfolios for which the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for succeeding 12 month periods thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023

Equity Index Portfolio*	0.14%
All America Portfolio	0.52%
Small Cap Value Portfolio	0.81%
Small Cap Growth Portfolio	0.81%
Small Cap Equity Index Portfolio*	0.15%
Mid Cap Value Portfolio	0.65%
Mid-Cap Equity Index Portfolio	0.14%
International Portfolio*	0.13%
Retirement Income Portfolio	0.08%
2015 Retirement Portfolio	0.07%
2020 Retirement Portfolio*	0.08%
2025 Retirement Portfolio	0.06%
2030 Retirement Portfolio	0.06%
2035 Retirement Portfolio	0.07%

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

2.	EXPENSES (CONTINUED)

2040 Retirement Portfolio	0.07%
2045 Retirement Portfolio	0.07%
2050 Retirement Portfolio	0.07%
2055 Retirement Portfolio*	0.11%
2060 Retirement Portfolio	0.05%
Conservative Allocation Portfolio	0.02%
Moderate Allocation Portfolio	0.02%
Aggressive Allocation Portfolio	0.02%
Money Market Portfolio	0.20%
Mid-Term Bond Portfolio	0.45%
Bond Portfolio	0.45%

*

Prior to January 22, 2022, the operating expense reimbursement for the Equity Index, Small Cap Equity Index, International, 2020 Retirement and 2055 Retirement Portfolios reflected the expense limitations stated in the Substitution Order, resulting in lower operating expenses than those indicated herein. The expense limitation for the period prior to January 22, 2022 was 0.13%, 0.14%, 0.12%, 0.07% and 0.05%, respectively.

During the year, certain non-advisory operating expenses not included in the Investment Advisory Agreement that are provided to the Portfolios by the Adviser, totaling $1.6 million, were allocated to the Portfolios by the Adviser or an affiliate of the Adviser. Amounts by Portfolio are listed below.

Equity Index Portfolio	$596,740
All America Portfolio	95,200
Small Cap Value Portfolio	66,767
Small Cap Growth Portfolio	76,338
Small Cap Equity Index Portfolio	41,392
Mid Cap Value Portfolio	26,834
Mid-Cap Equity Index Portfolio	290,301
International Portfolio	73,909
Retirement Income Portfolio	277
2015 Retirement Portfolio	565
2020 Retirement Portfolio	1,948
2025 Retirement Portfolio	2,548
2030 Retirement Portfolio	1,869
2035 Retirement Portfolio	1,471
2040 Retirement Portfolio	1,047
2045 Retirement Portfolio	1,848
2050 Retirement Portfolio	938
2055 Retirement Portfolio	360
2060 Retirement Portfolio	149
Conservative Allocation Portfolio	1,018
Moderate Allocation Portfolio	2,224
Aggressive Allocation Portfolio	607
Money Market Portfolio	43,668
Mid-Term Bond Portfolio	92,479
Bond Portfolio	168,426

$1,588,923

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended December 31, 2022 were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Cost of investment purchases	$14,065,770	$2,975,493	$2,277,169	$7,819,692	$3,720,008

Proceeds from sales of investments	$11,419,561	$2,855,617	$2,494,506	$8,563,813	$2,666,466

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Cost of investment purchases	$2,103,045	$12,125,416	$3,774,047	$944,602	$678,775

Proceeds from sales of investments	$809,551	$13,845,156	$2,878,786	$856,794	$968,397

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Cost of investment purchases	$2,388,266	$3,791,271	$4,107,092	$2,765,050	$2,488,419

Proceeds from sales of investments	$1,777,917	$3,467,099	$2,906,205	$1,512,181	$2,013,848

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Cost of investment purchases	$1,317,656	$1,391,740	$317,932	$366,072	$1,455,570

Proceeds from sales of investments	$519,480	$512,746	$86,506	$251,684	$947,081

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Cost of investment purchases	$2,437,004	$771,951	$7,461,026	$8,982,565

Proceeds from sales of investments	$2,301,333	$403,984	$5,381,894	$8,573,596

The cost of short-term security purchases for the Money Market Portfolio for the year ended December 31, 2022, was $186,352,234. Proceeds from sales for the same period were $159,735,897.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at December 31, 2022 for each of the Portfolios were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Unrealized Appreciation	$8,653,419	$2,493,222	$18,386	$946,704	$12,606
Unrealized Depreciation	$(665,847)	$(1,459,138)	$(1,023,434)	$(1,498,945)	$(863,023)

Net	$7,987,572	$1,034,084	$(1,005,048)	$(552,241)	$(850,417)

Tax Cost of Investments	$94,024,789	$13,495,599	$11,055,385	$10,619,053	$7,873,490

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Unrealized Appreciation	$333,372	$6,474,315	$875,801	$9,248	$5,166,470
Unrealized Depreciation	$(590,312)	$(5,608,704)	$(2,320,070)	$(485,751)	$(5,449,253)

Net	$(256,940)	$865,611	$(1,444,269)	$(476,503)	$(282,783)

Tax Cost of Investments	$4,828,712	$46,667,815	$15,522,125	$5,191,917	$5,449,253

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

3.	INVESTMENTS (CONTINUED)

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Unrealized Appreciation	$—	$—	$150,935	$—	$7,038,687
Unrealized Depreciation	$(841,072)	$(1,220,121)	$(1,206,541)	$(430,329)	$(7,584,138)

Net	$(841,072)	$(1,220,121)	$(1,055,606)	$(430,329)	$(545,451)

Tax Cost of Investments	$15,053,041	$22,761,688	$15,647,170	$8,358,804	$7,584,138

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Unrealized Appreciation	$10,245	$5,338	$—	$—	$65,799
Unrealized Depreciation	$(190,530)	$(233,400)	$(73,905)	$(502,517)	$(794,460)

Net	$(180,285)	$(228,062)	$(73,905)	$(502,517)	$(728,661)

Tax Cost of Investments	$4,071,640	$4,194,600	$989,328	$1,198,575	$9,558,365

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Unrealized Appreciation	$352,025	$108,232	$—	$—	$—
Unrealized Depreciation	$(1,243,951)	$(280,588)	$—	$(1,820,674)	$(5,067,263)

Net	$(891,926)	$(172,356)	$—	$(1,820,674)	$(5,067,263)

Tax Cost of Investments	$20,460,579	$4,527,881	$35,041,930	$22,923,294	$38,292,722

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions, and futures contracts.

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

Investments in affiliated investment companies during the year ended December 31, 2022 were as follows:

Affilited Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2022	Dividends	Realized Gain, Distributions
Retirement Income Portfolio
Bond Portfolio	$1,810,747	$203,613	$(31,072)	$(224,371)	$(233,594)	$1,525,323	$25,851	$—
Equity Index Portfolio	1,188,613	153,137	18,517	(282,256)	(105,595)	972,416	13,451	31,122
International Portfolio	—	67,923	(3,368)	(2,818)	(21,764)	39,973	1,151	4,507
Mid-Cap Equity Index Portfolio	338,570	46,847	28,117	(99,331)	(81,402)	232,801	3,725	17,728
Mid-Term Bond Portfolio	1,391,130	417,975	(11,085)	(103,587)	(153,770)	1,540,663	10,737	—
Money Market Portfolio	606,695	55,107	(179,552)	182,657	(260,669)	404,238	3,454	—

Total	$5,335,755	$944,602	$(178,443)	$(529,706)	$(856,794)	$4,715,414	$58,369	$53,357

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

3.	INVESTMENTS (CONTINUED)

Affilited Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2022	Dividends	Realized Gain, Distributions

2015 Retirement Portfolio
Bond Portfolio	$2,094,731	$105,390	$(33,544)	$(251,462)	$(299,216)	$1,615,899	$27,421	$—
Equity Index Portfolio	1,540,143	116,181	28,367	(359,432)	(149,189)	1,176,070	16,007	37,037
International Portfolio	357,344	47,213	(28,550)	(65,066)	(123,580)	187,361	7,440	29,139
Mid-Cap Equity Index Portfolio	385,463	35,198	5,488	(80,470)	(39,257)	306,422	3,958	18,840
Mid-Term Bond Portfolio	1,473,347	352,427	(10,050)	(106,471)	(171,180)	1,538,073	10,355	—
Money Market Portfolio	503,588	22,366	796	1,870	(185,975)	342,645	2,908	—

Total	$6,354,616	$678,775	$(37,493)	$(861,031)	$(968,397)	$5,166,470	$68,089	$85,016

2020 Retirement Portfolio
Bond Portfolio	$5,013,711	$579,507	$(39,908)	$(657,366)	$(526,203)	$4,369,741	$70,210	$—
Equity Index Portfolio	4,175,866	533,113	72,874	(979,925)	(320,944)	3,480,984	46,168	106,942
International Portfolio	1,412,551	263,042	(66,080)	(283,947)	(330,815)	994,751	31,403	122,993
Mid-Cap Equity Index Portfolio	1,433,161	198,456	25,388	(318,450)	(265,816)	1,072,739	15,593	74,216
Mid-Term Bond Portfolio	3,185,495	513,899	(10,180)	(252,708)	(232,872)	3,203,634	23,957	—
Money Market Portfolio	573,220	74,485	(187)	2,996	(65,969)	584,545	4,961	—
Small Cap Growth Portfolio	210,452	99,517	3,667	(91,971)	(17,649)	204,016	—	29,300
Small Cap Value Portfolio	239,372	126,247	3,057	(49,468)	(17,649)	301,559	1,804	23,236

Total	$16,243,828	$2,388,266	$(11,369)	$(2,630,839)	$(1,777,917)	$14,211,969	$194,096	$356,687

2025 Retirement Portfolio
Bond Portfolio	$6,770,972	$672,523	$(76,669)	$(853,457)	$(735,403)	$5,777,966	$93,405	$—
Equity Index Portfolio	7,688,074	902,051	123,032	(1,787,154)	(660,559)	6,265,444	84,155	194,904
International Portfolio	2,657,012	462,228	(6,799)	(565,084)	(225,544)	2,321,813	58,120	227,635
Mid-Cap Equity Index Portfolio	3,286,730	360,302	73,089	(771,542)	(1,056,864)	1,891,715	34,889	166,056
Mid-Term Bond Portfolio	3,816,160	562,844	(19,601)	(294,362)	(294,333)	3,770,708	28,560	—
Money Market Portfolio	277,555	422,597	166	683	(78,376)	622,625	5,267	—
Small Cap Equity Index Portfolio	—	205,926	(483)	(4,558)	(17,198)	183,687	2,465	9,258
Small Cap Growth Portfolio	619,016	107,603	(29,410)	(236,957)	(245,911)	214,341	—	83,111
Small Cap Value Portfolio	694,855	95,197	2,373	(146,246)	(152,911)	493,268	5,095	65,613

Total	$25,810,374	$3,791,271	$65,698	$(4,658,677)	$(3,467,099)	$21,541,567	$311,956	$746,577

2030 Retirement Portfolio
Bond Portfolio	$3,297,684	$711,543	$(42,611)	$(414,533)	$(459,351)	$3,092,732	$45,973	$—
Equity Index Portfolio	5,963,849	1,002,090	120,184	(1,431,121)	(601,751)	5,053,251	65,999	152,889
International Portfolio	2,114,043	487,277	(11,302)	(456,851)	(246,243)	1,886,924	46,569	182,392
Mid-Cap Equity Index Portfolio	2,673,630	428,123	67,125	(650,098)	(986,974)	1,531,806	29,041	138,224
Mid-Term Bond Portfolio	1,202,079	887,707	(9,354)	(81,688)	(140,099)	1,858,645	9,037	—
Money Market Portfolio	218,273	244,131	80	795	(67,185)	396,094	3,317	—
Small Cap Equity Index Portfolio	76,011	152,657	(9,703)	(9,047)	(28,020)	181,898	2,405	9,318
Small Cap Growth Portfolio	532,022	102,234	194,562	(424,710)	(234,791)	169,317	—	71,590
Small Cap Value Portfolio	595,242	91,330	2,555	(126,439)	(141,791)	420,897	4,373	56,314

Total	$16,672,833	$4,107,092	$311,536	$(3,593,692)	$(2,906,205)	$14,591,564	$206,714	$610,727

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

3.	INVESTMENTS (CONTINUED)

Affilited Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2022	Dividends	Realized Gain, Distributions

2035 Retirement Portfolio
Bond Portfolio	$1,745,931	$370,977	$(52,867)	$(206,087)	$(398,453)	$1,459,501	$26,288	$—
Equity Index Portfolio	3,318,186	814,285	60,617	(805,986)	(292,012)	3,095,090	38,931	90,184
International Portfolio	1,254,632	384,185	3,797	(282,265)	(111,428)	1,248,921	29,496	115,522
Mid-Cap Equity Index Portfolio	1,474,369	312,428	44,977	(351,667)	(429,701)	1,050,406	15,697	74,709
Mid-Term Bond Portfolio	—	429,823	15	4,288	(22,874)	411,252	352	—
Money Market Portfolio	—	176,677	35	7	(17,155)	159,564	1,325	—
Small Cap Equity Index Portfolio	98,601	139,333	2,717	(26,451)	(18,867)	195,333	2,588	10,298
Small Cap Growth Portfolio	300,211	74,409	(11,328)	(122,790)	(102,846)	137,656	—	43,013
Small Cap Value Portfolio	292,078	62,933	479	(65,893)	(118,845)	170,752	2,272	29,265

Total	$8,484,008	$2,765,050	$48,442	$(1,856,844)	$(1,512,181)	$7,928,475	$116,949	$362,991

2040 Retirement Portfolio
Bond Portfolio	$1,041,865	$460,163	$(5,325)	$(120,780)	$(289,642)	$1,086,281	$14,239	$—
Equity Index Portfolio	3,527,806	894,690	204,561	(918,446)	(694,393)	3,014,218	39,057	90,446
International Portfolio	1,411,985	448,910	30,375	(314,888)	(319,608)	1,256,774	31,119	121,882
Mid-Cap Equity Index Portfolio	1,454,529	357,709	87,979	(359,815)	(493,482)	1,046,920	14,892	70,878
Money Market Portfolio	—	128,051	15	132	(2,562)	125,636	1,068	—
Small Cap Equity Index Portfolio	181,446	45,022	9,103	(48,124)	(44,678)	142,769	1,937	8,979
Small Cap Growth Portfolio	282,367	82,479	9,602	(123,013)	(79,247)	172,188	—	37,311
Small Cap Value Portfolio	264,375	71,395	9,981	(61,614)	(90,236)	193,901	1,890	24,337

Total	$8,164,373	$2,488,419	$346,291	$(1,946,548)	$(2,013,848)	$7,038,687	$104,202	$353,833

2045 Retirement Portfolio
Bond Portfolio	$408,544	$130,152	$(3,316)	$(57,089)	$(38,949)	$439,342	$6,488	$—
Equity Index Portfolio	1,754,990	550,211	28,256	(427,962)	(148,307)	1,757,188	21,530	49,888
International Portfolio	715,363	250,316	1,562	(163,867)	(60,379)	742,995	17,551	68,740
Mid-Cap Equity Index Portfolio	691,813	176,804	15,668	(161,782)	(152,051)	570,452	7,888	37,544
Money Market Portfolio	—	58,986	7	104	(5,565)	53,532	446	—
Small Cap Equity Index Portfolio	65,732	54,711	(23,912)	7,931	(8,763)	95,699	1,272	5,327
Small Cap Growth Portfolio	186,773	52,060	(6,074)	(78,213)	(54,235)	100,311	—	27,324
Small Cap Value Portfolio	178,435	44,416	489	(40,273)	(51,231)	131,836	1,418	18,262

Total	$4,001,650	$1,317,656	$12,680	$(921,151)	$(519,480)	$3,891,355	$56,593	$207,085

2050 Retirement Portfolio

Bond Portfolio	$343,272	$105,672	$(1,942)	$(48,507)	$(26,398)	$372,097	$5,548	$—
Equity Index Portfolio	1,695,249	635,358	24,599	(396,689)	(120,746)	1,837,771	21,528	49,872
International Portfolio	743,882	262,323	(4,105)	(165,833)	(73,719)	762,548	18,861	73,870
Mid-Cap Equity Index Portfolio	726,750	186,057	16,653	(170,000)	(181,657)	577,803	8,486	40,391
Money Market Portfolio	—	39,792	3	129	(3,776)	36,148	299	—
Small Cap Equity Index Portfolio	105,333	64,469	1,296	(26,350)	(9,022)	135,726	1,810	7,812
Small Cap Growth Portfolio	184,784	52,588	(5,415)	(77,745)	(49,714)	104,498	—	27,378
Small Cap Value Portfolio	182,358	45,481	554	(40,732)	(47,714)	139,947	1,461	18,812

Total	$3,981,628	$1,391,740	$31,643	$(925,727)	$(512,746)	$3,966,538	$57,993	$218,135

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

3.	INVESTMENTS (CONTINUED)

Affilited Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2022	Dividends	Realized Gain, Distributions

2055 Retirement Portfolio
Bond Portfolio	$69,965	$18,113	$(515)	$(10,086)	$(5,486)	$71,991	$1,152	$—
Equity Index Portfolio	373,218	134,811	3,130	(87,433)	(11,420)	412,306	4,886	11,293
International Portfolio	164,207	63,942	719	(38,446)	(5,580)	184,842	4,312	16,889
Mid-Cap Equity Index Portfolio	171,023	45,838	2,776	(40,419)	(39,042)	140,176	2,118	10,080
Money Market Portfolio	—	14,956	(3)	(8)	(50)	14,895	125	—
Small Cap Equity Index Portfolio	16,811	11,258	77	(4,168)	(383)	23,595	314	1,336
Small Cap Growth Portfolio	47,489	15,397	(1,021)	(20,728)	(10,274)	30,863	—	7,332
Small Cap Value Portfolio	48,403	13,617	98	(11,092)	(14,271)	36,755	400	5,152

Total	$891,116	$317,932	$5,261	$(212,380)	$(86,506)	$915,423	$13,307	$52,082

2060 Retirement Portfolio
Bond Portfolio	$50,504	$17,084	$20,287	$(27,801)	$(17,227)	$42,847	$723	$—
Equity Index Portfolio	301,974	165,061	79,389	(145,205)	(87,800)	313,419	3,025	6,990
International Portfolio	148,498	75,608	89,169	(119,819)	(41,515)	151,941	3,050	11,942
Mid-Cap Equity Index Portfolio	149,948	53,609	113,951	(147,472)	(65,163)	104,873	1,586	7,550
Money Market Portfolio	—	9,490	—	(9)	(1,742)	7,739	64	—
Small Cap Equity Index Portfolio	20,119	15,587	43,234	(48,094)	(7,275)	23,571	306	1,269
Small Cap Growth Portfolio	39,486	15,405	21,798	(39,480)	(11,980)	25,229	—	5,358
Small Cap Value Portfolio	40,253	14,228	42,883	(51,943)	(18,982)	26,439	301	3,882

Total	$750,782	$366,072	$410,711	$(579,823)	$(251,684)	$696,058	$9,055	$36,991

Conservative Allocation Portfolio
Bond Portfolio	$2,549,850	$393,039	$(28,379)	$(332,268)	$(285,306)	$2,296,936	$36,368	$—
Equity Index Portfolio	2,826,183	402,426	40,123	(676,180)	(236,345)	2,356,207	31,733	73,474
International Portfolio	558,878	121,151	17	(122,122)	(47,271)	510,653	12,551	49,156
Mid-Cap Equity Index Portfolio	600,616	97,277	6,294	(126,912)	(47,269)	530,006	6,569	31,265
Mid-Term Bond Portfolio	3,309,752	441,677	(20,399)	(264,238)	(330,890)	3,135,902	25,562	—

Total	$9,845,279	$1,455,570	$(2,344)	$(1,521,720)	$(947,081)	$8,829,704	$112,783	$153,895

Moderate Allocation Portfolio
Bond Portfolio	$4,977,746	$451,430	$(48,225)	$(626,215)	$(578,172)	$4,176,564	$67,800	$—
Equity Index Portfolio	9,106,163	864,875	172,877	(2,140,186)	(804,142)	7,199,587	98,852	228,942
International Portfolio	2,386,860	407,430	7,278	(513,311)	(229,756)	2,058,501	51,657	202,321
Mid-Cap Equity Index Portfolio	3,744,841	458,127	60,736	(784,768)	(344,632)	3,134,304	39,578	188,373
Mid-Term Bond Portfolio	3,367,860	255,142	(17,822)	(260,852)	(344,631)	2,999,697	24,966	—

Total	$23,583,470	$2,437,004	$174,844	$(4,325,332)	$(2,301,333)	$19,568,653	$282,853	$619,636

Aggressive Allocation Portfolio
Bond Portfolio	$773,741	$106,302	$(8,048)	$(97,600)	$(81,443)	$692,952	$10,863	$—
Equity Index Portfolio	1,945,864	239,033	29,528	(450,373)	(141,111)	1,622,941	21,717	50,299
International Portfolio	707,832	149,074	(721)	(150,008)	(60,478)	645,699	15,762	61,735
Mid-Cap Equity Index Portfolio	1,044,109	160,804	13,517	(215,626)	(80,636)	922,168	11,349	54,019
Small Cap Growth Portfolio	310,193	65,616	2,339	(131,398)	(20,158)	226,592	—	41,759
Small Cap Value Portfolio	267,768	51,122	2,606	(56,165)	(20,158)	245,173	1,965	25,300

Total	$5,049,507	$771,951	$39,221	$(1,101,170)	$(403,984)	$4,355,525	$61,656	$233,112

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of December 31, 2022, shares authorized at par value $0.01 per share were allocated into the 25 series of Portfolios as follows:

Authorized No. of Shares
Total Shares Allocated
Equity Index Portfolio	30,000,000
All America Portfolio	10,000,000
Small Cap Value Portfolio	10,000,000
Small Cap Growth Portfolio	15,000,000
Small Cap Equity Index Portfolio	10,000,000
Mid Cap Value Portfolio	5,000,000
Mid-Cap Equity Index Portfolio	40,000,000
International Portfolio	25,000,000
Retirement Income Portfolio	5,000,000
2015 Retirement Portfolio	10,000,000
2020 Retirement Portfolio	25,000,000
2025 Retirement Portfolio	25,000,000
2030 Retirement Portfolio	15,000,000
2035 Retirement Portfolio	10,000,000
2040 Retirement Portfolio	10,000,000
2045 Retirement Portfolio	10,000,000
2050 Retirement Portfolio	10,000,000
2055 Retirement Portfolio	10,000,000
2060 Retirement Portfolio	10,000,000
Conservative Allocation Portfolio	10,000,000
Moderate Allocation Portfolio	25,000,000
Aggressive Allocation Portfolio	10,000,000
Money Market Portfolio	10,000,000
Mid-Term Bond Portfolio	35,000,000
Bond Portfolio	40,000,000

Sub-Total	415,000,000
Shares to be allocated at the discretion of the Board of Directors	135,000,000

Total	550,000,000

On September 25, 2020, after the close of trading on the New York Stock Exchange, the Portfolios effected a 1 for 10 reverse split, and post-split shares began trading on September 28, 2020. As a result of the reverse split, every ten pre-split shares were automatically exchanged for one post-split share. The effect of the reverse split transaction was to reduce the number of shares outstanding by the reverse split factor and resulted in a proportionate increase in the net asset value per share. These transactions had not changed the net assets or the value of a shareholder’s investment.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

On October 5, 2021 and October 7, 2021, required distributions of net investment income and, as applicable, net realized gains were declared and paid for the applicable portfolios as follows: Equity Index Portfolio, All America Portfolio, Small Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Equity Index Portfolio, Mid Cap Value Portfolio, Mid-Cap Equity Index Portfolio, International Portfolio, Retirement Income Portfolio, 2035 Retirement Portfolio, 2050 Retirement Portfolio, 2060 Retirement Portfolio, Conservative Allocation Portfolio, Mid-Term Bond Portfolio and Bond Portfolio.

On December 14, 2021, required dividend distributions from net investment income, short-term gains and long-term capital gains, were declared and paid by the Small Cap Equity Index Portfolio.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

On October 6, 2022 and October 11, 2022, required distributions of net investment income and, as applicable, net realized gains relating to 2021 were declared and paid for all applicable funds in accordance with Internal Revenue Code Section 855(a). No such distributions were required for the Money Market Portfolios.

On December 19, 2022, required distributions of net investment income and, as applicable, net realized gains were declared and paid by the Small Cap Equity Index and Money Market Portfolios.

Pursuant to shareholders’ instructions, substantially all dividend distributions throughout 2022 and 2021 were immediately reinvested into their respective portfolios. The tax character of the distributions paid during 2022 and 2021 were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Ordinary Income (a)
2022	$1,463,295	$202,333	$85,860	$343,180	$149,732
2021	$1,402,613	$148,887	$103,700	$12,666	$464,595
Long-Term Capital Gains
2022	$3,114,813	$732,243	$1,105,736	$1,694,294	$376,857
2021	$—	$—	$—	$—	$624,780

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Ordinary Income (a)
2022	$43,598	$626,786	$348,798	$71,106	$88,077
2021	$26,563	$577,063	$220,053	$18,820	$—
Long-Term Capital Gains
2022	$204,208	$2,983,236	$1,366,105	$237,976	$181,815
2021	$—	$—	$—	$—	$—

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Ordinary Income (a)
2022	$223,193	$372,193	$186,415	$98,551	$104,111
2021	$—	$—	$—	$—	$—
Long-Term Capital Gains
2022	$626,755	$514,021	$—	$207,165	$170,421
2021	$—	$—	$—	$15	$—

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Ordinary Income (a)
2022	$44,067	$48,489	$10,350	$5,758	$177,860
2021	$—	$2,154	$—	$25	$38,197
Long-Term Capital Gains
2022	$83,350	$199,136	$—	$—	$386,584
2021	$—	$20	$—	$—	$—

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Ordinary Income (a)
2022	$302,064	$55,398	$292,690	$156,410	$526,892
2021	$—	$—	$—	$430,440	$561,005
Long-Term Capital Gains
2022	$1,007,850	$157,404	$—	$—	$—
2021	$—	$—	$—	$—	$—

Notes:

(a)	Includes distributions from Portfolio-level net short-term capital gains.

Undistributed net income and gains (losses) — As of December 31, 2022, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Accumulated undistributed net investment income	$1,596,231	$160,209	$281,113	$—	$3,410
Accumulated undistributed net realized gain/(loss) on investments	$1,449,779	$264,784	$73,812	$(432,126)	$21,145
Post-October Capital Loss Deffered	$—	$—	$—	$—	$(678)
Net unrealized appreciation (depreciation) of investments	$7,987,572	$1,034,084	$(1,005,048)	$(552,241)	$(850,417)

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Accumulated undistributed net investment income	$60,168	$740,436	$570,726	$55,181	$65,108
Accumulated undistributed net realized gain/(loss) on investments	$64,102	$1,394,006	$(576,066)	$(102,975)	$67,417
Net unrealized appreciation (depreciation) of investments	$(256,940)	$865,611	$(1,444,074)	$(476,503)	$(282,783)

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Accumulated undistributed net investment income	$190,011	$318,108	$214,508	$122,184	$109,221
Accumulated undistributed net realized gain/(loss) on investments	$412,099	$905,140	$871,483	$424,631	$709,269
Net unrealized appreciation (depreciation) of investments	$(841,072)	$(1,220,121)	$(1,055,606)	$(430,329)	$(545,451)

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Accumulated undistributed net investment income	$60,421	$62,161	$14,054	$9,943	$112,846
Accumulated undistributed net realized gain/(loss) on investments	$221,782	$257,163	$31,099	$448,307	$167,730
Net unrealized appreciation (depreciation) of investments	$(180,285)	$(228,062)	$(73,905)	$(502,517)	$(728,661)

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Accumulated undistributed net investment income	$284,987	$69,108	$7,330	$229,733	$644,276
Accumulated undistributed net realized gain/(loss) on investments	$838,821	$274,969	$(496)	$(116,489)	$(645,988)
Post-October Capital Loss Deffered	$—	$—	$(1)	$—	$—
Net unrealized appreciation (depreciation) of investments	$(891,926)	$(172,356)	$—	$(1,820,674)	$(5,067,263)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

Reclassifications: U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. For the year ended December 31, 2022, the Portfolios reclassified amounts primarily relating to tax treatment of paydowns, REITs, PFICs, and prior year post financial statement adjustments. These reclassifications have no effect on net assets or net asset values per share.

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management does not expect any impact on the Funds’ investments subject to reference rate-related modifications as a result of the adoption of ASU 2020-04.

On September 8, 2022, in conjunction with the SEC Rule 2a-5, the Adviser, as the fair value designee, convened a quarterly meeting of the valuation committee inclusive of senior personnel of the Adviser, Mutual of America Life and officers of the Funds. Assumptions utilized by the valuation committee varied depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involved utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates.

7.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios and Board of Directors

Mutual of America Variable Insurance Portfolios, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Equity Index Portfolio, All America Portfolio, Small Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Equity Index Portfolio, Mid Cap Value Portfolio, Mid-Cap Equity Index Portfolio, International Portfolio, Retirement Income Portfolio, 2015 Retirement Portfolio, 2020 Retirement Portfolio, 2025 Retirement Portfolio, 2030 Retirement Portfolio, 2035 Retirement Portfolio, 2040 Retirement Portfolio, 2045 Retirement Portfolio, 2050 Retirement Portfolio, 2055 Retirement Portfolio, 2060 Retirement Portfolio, Conservative Allocation Portfolio, Moderate Allocation Portfolio, Aggressive Allocation Portfolio, Money Market Portfolio, Mid-Term Bond Portfolio, Bond Portfolio, each a portfolio comprising Mutual of America Variable Insurance Portfolios, Inc. (the Portfolios), including the portfolios of investments in securities, as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for the two-years then ended, and the related notes (collectively, the financial statements) and the financial highlights for the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2022, the results of their operations for the year then ended, the changes in their net assets for the two-years then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Mutual of America investment companies since 2002.

New York, New York

February 28, 2023

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Variable Insurance Portfolios, Inc., 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Investment Corporation, an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Festog serves as director of another investment company advised by or affiliated with the Adviser, Mutual of America Investment Corporation.

The Investment Company’s Statement of Additional Information (“SAI”), filed with the Securities and Exchange Commission, contains additional information about the Investment Company’s Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Variable Insurance Portfolios, Inc. at 320 Park Avenue, New York, NY 10022-6839 or by calling 800.468.3785 or through the following websites: mutualofamerica.com or sec.gov.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Carolyn N. Dolan, age 75	Since April 2011	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Director, Market Street Trust Company; Trustee Fellow, Fordham University; Mutual of America Investment Corporation

Stanley E. Grayson, age 72	Since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross; Director, Mother Cabrini Health Foundation; Mutual of America Investment Corporation

LaSalle D. Leffall, III, age 59	Since April 2011	President and Founder, LDL Financial, LLC	Advisory Board member, Cabot Properties; Mutual of America Investment Corporation

John W. Sibal, age 70	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Mutual of America Investment Corporation

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Margaret M. Smyth, age 59	Since February 2007	Partner, Queensland Investment Corporation (QIC); prior thereto U.S. Chief Financial Officer, National Grid until 2021; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	Director, Lilium N.V.; Director, Remitly, Inc.; Director, Frontier Communications; Director, Etsy, Inc.; Director, CenTrio; Director, Renewa; Board of Trustees, Concern Worldwide, USA; Executive Committee, Fordham University President’s Council; Mutual of America Investment Corporation

William E. Whiston, age 69	Since February 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	Director, Webster Financial Services Corporation; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Investment Corporation

Interested Director
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Chris W. Festog, Chairman, President, Chief Executive Officer and Principal Executive Officer, age 61	Since July 2022	Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2017; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Variable Insurance Portfolios, Inc. since July 2022	Mutual of America Investment Corporation; Mutual of America Holding Company LLC; Mutual of America Securities LLC

Mr. Festog is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Jason A. D’Angelo, Chief Legal Officer, age 50	Since July 2022	Executive Vice President and General Counsel, Mutual of America Life Insurance Company since July 2022; prior thereto Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company since February 2022; prior thereto Partner, Herrick Feinstein LLP	None

Aferdita Gutierrez, Treasurer, Chief Financial Officer and Principal Financial Officer, age 37	Since July 2022	Executive Vice President, Deputy Treasurer, Mutual of America Life Insurance Company since 2021; prior thereto Senior Vice President, Mutual of America Life Insurance Company	None

Amy Latkin, Secretary, age 45	Since May 2022	Corporate Secretary, Mutual of America Investment Corporation and Mutual of America Variable Insurance Portfolios, Inc. since May 2022; Vice President, Associate General Counsel, Mutual of America Life Insurance Company	None

Kathryn A. Lu, Chief Compliance Officer, age 62	Since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation and Mutual of America Variable Insurance Portfolios, Inc., and Executive Vice President and Chief Compliance Officer, Mutual of America Institutional Funds, Inc. until July 2020	None

Christopher M. Miseo, Assistant Treasurer, age 66	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Michelle A. Rozich, Chief Risk Officer, age 49	Since March 2018	Executive Vice President, Enterprise Risk Management and Internal Auditor, since November 2020; prior thereto Senior Vice President and Internal Auditor, Mutual of America Life Insurance Company as of March 2018; Senior Vice President and Internal Auditor, Mutual of America Investment Corporation and Mutual of America Variable Insurance Portfolios, Inc., and Senior Vice President and Internal Auditor, Mutual of America Institutional Funds, Inc. until July 2020; formerly Audit Senior Manager, KPMG LLP	None

Quarterly Portfolio Schedules

Included in this Annual Report are schedules of Mutual of America Variable Insurance Portfolios, Inc.’s (“Investment Company”) portfolio holdings as of December 31, 2022. The Investment Company files complete schedules of portfolio holdings, excluding the Money Market Portfolio, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Investment Company portfolio holdings are also available for the first and third quarters of the most recent fiscal year through the website, mutualofamerica.com.

The Money Market Portfolio files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The portfolio holdings for the prior six months are also available through the website, mutualofamerica.com.

The Form N-PORT and N-MFP are available on the SEC’s website at sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 800.468.3785. It is also available on the SEC’s website at sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022 is available without charge by calling 800.468.3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call 212.224.1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

Dividends from the Money Market, Mid-Term Bond and Bond Portfolios do not qualify for the corporate dividends received deduction. The following are the percentages of the ordinary dividends distributed in 2022 by the other Variable Insurance Portfolios that qualify for the corporate dividends received deduction:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Ordinary dividend qualifying percentage	97.14%	98.75%	100.00%	23.46%	57.02%

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Ordinary dividend qualifying percentage	100.00%	92.63%	0.01%	24.74%	24.55%

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Ordinary dividend qualifying percentage	28.67%	31.79%	48.63%	52.50%	52.04%

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Ordinary dividend qualifying percentage	60.04%	58.21%	58.51%	53.99%	24.07%

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio
Ordinary dividend qualifying percentage	47.52%	59.70%

Important tax information — Unaudited:

The following amounts of 2022 Variable Insurance Portfolios long-term capital gains (if any) have been designated as capital gains dividends.

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Dividends qualifying for reduced long-term capital gains tax rate	$3,114,813	$732,243	$1,105,736	$1,694,294	$376,857

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Dividends qualifying for reduced long-term capital gains tax rate	$204,208	$2,983,236	$1,366,105	$237,976	$181,815

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Dividends qualifying for reduced long-term capital gains tax rate	$626,755	$514,021	$—	$207,165	$170,421

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Dividends qualifying for reduced long-term capital gains tax rate	$83,350	$199,136	$—	$—	$386,584

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Dividends qualifying for reduced long-term capital gains tax rate	$1,007,850	$157,404	$—	$—	$—

Renewal of Investment Advisory Agreements

At its meeting held on November 10, 2022, the Board of Directors of the Investment Company renewed for a one year period the investment advisory agreement with Mutual of America Capital Management LLC (the “Adviser”). The Board determined that the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management LLC would be performing extensive services for the Investment Company and has demonstrated satisfactory performance in its performance of such services for similar investment companies, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser will not make excessive profits from the contract and the fee levels reflect that the Portfolios will appropriately benefit from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At September 30, 2022, the Adviser had approximately $20 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Portfolios have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Portfolios. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

Although the Portfolios commenced operations in 2020, the Board considered the short- and long-term performance of other investment companies managed by the Adviser, which it determined were favorable due to the Adviser’s investment process and personnel, including the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Portfolio by the Adviser with fees of numerous similar funds. In the case of each Portfolio, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by similar investment companies.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Portfolios of the Investment Company demonstrates the fact that the Portfolios are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

ITEM 2.	CODE OF ETHICS.

Mutual of America Variable Insurance Portfolios, Inc. (the “Variable Insurance Portfolios”) has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to the Variable Insurance Portfolios’ principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)	Mutual of America Variable Insurance Portfolios, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)

The audit committee financial expert is Margaret M. Smyth. She is a Certified Public Accountant and is currently a Partner at Queensland Investment Corporation, an ESG-themed infrastructure investment company, and a member of Deloitte’s Finance Advisory Council. She was formerly U.S. Chief Financial Officer at National Grid. Her experience also includes previously held senior finance positions at Con Edison, Hamilton Sundstrand and United Technologies, and was a partner at Deloitte Touche and Arthur Andersen. Ms. Smyth is considered an independent director.

(a) (3)	Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Aggregate Audit Fees:

      2022: $632,991

      2021: $506,381

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Variable Insurance Portfolios, Inc.

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Chairman of the Board, President,
Chief Executive Officer and Principal Executive Officer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Chairman of the Board, President,
Chief Executive Officer and Principal Executive Officer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: March 9, 2023

By:	/s/ AFERDITA GUTIERREZ
Aferdita Gutierrez
Treasurer, Chief Financial Officer and
Principal Financial Officer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: March 9, 2023